UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-04262

AMERICAN PENSION INVESTORS

TRUST

(Exact name of Registrant as Specified in Charter)

2303 Yorktown Avenue, Lynchburg, Virginia 24501

(Address of Principal Executive Office) (Zip Code)

Registrant’s Telephone Number, including Area Code: (434) 846-1361

(Name and Address of Agent for Service)

David D. Basten

President

American Pension Investors Trust

2303 Yorktown Avenue

Lynchburg, Virginia 24501

Copy to:

David C. Mahaffey, Esq.

Sullivan & Worcester LLP

1666 K Street, NW

Washington, DC 20006

Date of fiscal year end: January 31

Date of reporting period: July 31, 2020

Item 1.	Report to Shareholders.

YORKTOWN GROWTH FUND

YORKTOWN CAPITAL INCOME FUND

YORKTOWN MULTI-ASSET INCOME FUND

YORKTOWN SHORT TERM BOND FUND

YORKTOWN MASTER ALLOCATION FUND

YORKTOWN SMALL CAP FUND

SEMI-ANNUAL REPORT DATED JULY 31, 2020

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Funds’ shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports from the Funds or from your financial intermediary such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Funds electronically by contacting the Funds at (888) 933-8274 or, if you own these shares through a financial intermediary, you may contact your financial intermediary.

You may elect to receive all future reports in paper free of charge. You can inform the Funds that you wish to continue receiving paper copies of your shareholder reports by contacting the Funds at (888) 933-8274. If you own shares through a financial intermediary, you may contact your financial intermediary or follow instructions included with this disclosure to elect to continue to receive paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held with the fund complex or at your financial intermediary.

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this report. Any representation to the contrary is a criminal offense.

CONTENTS

Financial Statements
Schedule of Investments
Growth Fund	1-4
Capital Income Fund	5-6
Multi-Asset Income Fund	7-17
Short Term Bond Fund	18-31
Master Allocation Fund	32
Small Cap Fund	33-34
Statements of Assets and Liabilities	35-38
Statements of Operations	39-40
Statements of Changes in Net Assets	41-46
Financial Highlights
Growth Fund	47-49
Capital Income Fund	50-52
Multi-Asset Income Fund	53-56
Short Term Bond Fund	57-59
Master Allocation Fund	60-62
Small Cap Fund	63-65
Notes to the Financial Statements	66-82
Expense Examples	83-85
Other Information	86-89
Privacy Notice	90-91

Yorktown Growth Fund

SCHEDULE OF INVESTMENTS

July 31, 2020
(Unaudited)

Fund Holdings (as a percentage of net assets)

Technology	29.29%
Industrials	15.46%
Health Care	14.49%
Communications	10.06%
Consumer Discretionary	9.86%
Materials	6.48%
Financials	5.57%
Consumer Staples	3.42%
Real Estate	2.10%
Utilities	1.39%
Energy	1.03%
Other	0.85%
100.00%

	Shares	Fair Value
COMMON STOCKS — 95.15%
Communications — 10.06%
Alphabet, Inc., Class A(a)	210	$312,469
Cable One, Inc.	310	564,994
Discovery, Inc., Series A(a)	22,600	476,860
Expedia, Inc.	6,000	486,060
Facebook, Inc., Class A(a)	1,300	329,771
Gray Television, Inc.(a)	33,850	485,409
IAC/InterActiveCorp(a)	1,500	198,630
Liberty Media Corp. - Liberty SiriusXM, Class A(a)	5,300	184,387
Liberty Media Corp. - Liberty SiriusXM, Class C(a)	498	17,425
Match Group, Inc.(a)	4,237	435,140
Take-Two Interactive Software, Inc.(a)	2,400	393,648
Tencent Holdings Ltd. - ADR	4,600	315,054
T-Mobile US, Inc.(a)	3,307	355,106
Trade Desk, Inc. (The), Class A(a)	1,250	564,150
Twitter, Inc.(a)	8,400	305,760
ViacomCBS, Inc., Class B	14,000	364,980
Yandex N.V., Class A(a)	6,600	379,764
		6,169,607
Consumer Discretionary — 9.86%
adidas AG - ADR(a)	3,200	439,616
Copart, Inc.(a)	3,400	317,050
Etsy, Inc.(a)	7,300	864,174
iRobot Corp.(a)	3,300	239,877
Lithia Motors, Inc., Class A	1,050	240,607
LKQ Corp.(a)	17,850	503,192
Lowe’s Cos., Inc.	3,000	446,730
PulteGroup, Inc.	15,400	671,440
Tractor Supply Co.	4,600	656,604
Ulta Beauty, Inc.(a)	2,200	424,578
Vail Resorts, Inc.	1,250	240,037
Wynn Resorts Ltd.	5,500	398,365
		6,046,110
Consumer Staples — 3.42%
Constellation Brands, Inc., Class A	1,700	302,940
Costco Wholesale Corp.	900	292,977
Dollar General Corp.	1,900	361,760
Five Below, Inc.(a)	5,100	555,441
National Beverage Corp.(a)	5,200	333,580
Shiseido Co. Ltd. - ADR	4,500	249,462
		2,096,160
Energy — 1.03%
Concho Resources, Inc.	5,100	267,954
Continental Resources, Inc.	21,100	364,819
		632,773
Financials — 5.57%
AIA Group Ltd. - ADR	6,300	227,052
Arthur J. Gallagher & Co.	2,800	300,972
BlackRock, Inc.	1,200	690,012
Cboe Global Markets, Inc.	5,700	499,890
Credit Acceptance Corp.(a)	750	350,955

YORKTOWN GROWTH FUND

SCHEDULE OF INVESTMENTS, Continued

	Shares	Fair Value
KKR & Co., Inc., Class A	9,700	$343,089
Ping An Insurance (Group) Co. of China Ltd. - ADR	10,400	220,792
Raymond James Financial, Inc.	4,300	298,764
TD Ameritrade Holding Corp.	6,200	222,518
Tradeweb Markets, Inc.	4,850	262,240
		3,416,284
Health Care — 14.49%
ABIOMED, Inc.(a)	1,550	464,907
Align Technology, Inc.(a)	1,000	293,820
Biogen, Inc.(a)	900	247,221
Bio-Techne Corp.	1,200	330,192
Catalent, Inc.(a)	3,950	344,993
Charles River Laboratories International, Inc.(a)	1,800	358,182
Chemed Corp.	600	295,314
Cooper Cos., Inc. (The)	500	141,465
CryoLife, Inc.(a)	17,200	333,852
CSL Ltd. - ADR	2,200	210,738
Emergent BioSolutions, Inc.(a)	4,400	489,456
Enanta Pharmaceuticals, Inc.(a)	4,500	206,325
Encompass Health Corp.	4,600	313,168
Exelixis, Inc.(a)	11,400	263,226
Globus Medical, Inc., Class A(a)	6,400	308,352
Insulet Corp.(a)	1,500	305,040
Intuitive Surgical, Inc.(a)	500	342,720
LHC Group, Inc.(a)	2,100	409,731
Lonza Group AG - ADR(a)	4,700	292,340
Masimo Corp.(a)	1,700	374,204
Merit Medical Systems, Inc.(a)	8,400	375,648
Neurocrine Biosciences, Inc.(a)	2,500	300,900
Penumbra, Inc.(a)	1,500	332,865
Regeneron Pharmaceuticals, Inc.(a)	500	316,035
Repligen Corp.(a)	2,150	324,457
Sonova Holding AG - ADR(a)	4,630	206,567
Takeda Pharmaceutical Co. Ltd. - ADR	18,000	327,600
Thermo Fisher Scientific, Inc.	900	372,555
		8,881,873
Industrials — 15.46%
Advanced Energy Industries, Inc.(a)	5,500	404,635
AMETEK, Inc.	2,900	270,425
ASSA ABLOY AB - ADR	27,300	295,932
Cintas Corp.	1,950	588,647
Cognex Corp.	5,100	341,037
Franklin Electric Co., Inc.	6,000	324,300
Fujitec Co. Ltd. - ADR	22,700	387,743
Generac Holdings, Inc.(a)	7,600	1,197,608
Graco, Inc.	4,600	244,904
HEICO Corp.	3,200	307,584
IDEX Corp.	2,200	362,604
Keyence Corp.	900	380,525
Knight-Swift Transportation Holdings, Inc.	7,700	334,873
Mercury Systems, Inc.(a)	6,100	472,323
Nordson Corp.	2,100	406,623
Novanta, Inc.(a)	3,400	352,512
Roper Technologies, Inc.	700	302,715
Saia, Inc.(a)	3,000	358,350
Secom Co. Ltd. - ADR	11,500	247,928
Teledyne Technologies, Inc.(a)	900	276,030
Toro Co. (The)	3,200	228,320
Trimble, Inc.(a)	8,000	356,080
UniFirst Corp.	1,900	354,312
United Rentals, Inc.(a)	2,350	365,119
Xylem, Inc.	4,350	317,463
		9,478,592
Materials — 6.48%
Berry Plastics Group, Inc.(a)	12,150	607,378
Crown Holdings, Inc.(a)	8,000	572,640
Givaudan SA - ADR	3,600	295,038
Kingspan Group plc - ADR	4,650	334,040
Nucor Corp.	6,100	255,895
RPM International, Inc.	3,200	261,088
Sherwin-Williams Co. (The)	500	323,960

YORKTOWN GROWTH FUND

SCHEDULE OF INVESTMENTS, Continued

	Shares	Fair Value
Symrise AG - ADR	9,100	$283,738
Trex Co., Inc.(a)	2,500	348,325
UFP Industries, Inc.	11,850	689,907
		3,972,009
Real Estate — 2.10%
American Tower Corp., Class A	1,150	300,599
CBRE Group, Inc., Class A(a)	6,700	293,527
CyrusOne, Inc.	4,100	342,022
Equinix, Inc.	450	353,466
		1,289,614
Technology — 29.29%
Accenture plc, Class A	1,300	292,214
Adobe, Inc.(a)	900	399,888
Apple, Inc.	950	403,788
Applied Materials, Inc.	4,900	315,217
ASML Holding N.V. - ADR	950	336,034
Broadcom, Inc.	1,000	316,750
Broadridge Financial Solutions, Inc.	1,400	188,076
Cabot Microelectronics Corp.	3,000	452,160
CDW Corp.	2,200	255,750
Cerner Corp.	4,500	312,525
Ciena Corp.(a)	5,900	351,109
CyberArk Software Ltd.(a)	3,100	365,304
Dassault Systemes SE - ADR	1,500	271,260
Entegris, Inc.	5,400	388,314
EPAM Systems, Inc.(a)	1,300	377,104
ExlService Holdings, Inc.(a)	5,500	352,330
FactSet Research Systems, Inc.	900	311,670
Fortinet, Inc.(a)	2,300	318,090
Gartner, Inc.(a)	2,600	324,064
Genpact Ltd.	6,800	270,776
Global Payments, Inc.	1,800	320,436
Globant S.A.(a)	1,400	242,116
Guidewire Software, Inc.(a)	3,200	376,512
Intuit, Inc.	950	291,052
IPG Photonics Corp.(a)	2,400	429,624
KLA Corp.	1,500	299,745
Logitech International, S.A.	7,500	549,150
LogMeIn, Inc.	3,300	283,173
MAXIMUS, Inc.	3,300	244,893
Micron Technology, Inc.(a)	5,300	265,291
Monolithic Power Systems, Inc.	3,000	795,030
Nintendo Co. Ltd. - ADR	5,800	319,058
Pagseguro Digital Ltd., Class A(a)	11,200	428,176
Palo Alto Networks, Inc.(a)	2,300	588,616
Paycom Software, Inc.(a)	1,000	284,370
Paylocity Holdings Corp.(a)	2,550	339,660
PayPal Holdings, Inc.(a)	2,800	548,996
RealPage, Inc.(a)	4,600	289,846
S&P Global, Inc.	1,400	490,350
salesforce.com, Inc.(a)	1,550	302,017
SPS Commerce, Inc.(a)	6,300	473,571
SS&C Technologies Holdings, Inc.	5,100	293,250
SYNNEX Corp.	2,700	336,798
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR	4,300	339,227
Tokyo Electron Ltd. - ADR	4,400	302,412
TransUnion	3,300	295,581
Tyler Technologies, Inc.(a)	1,650	589,463
Universal Display Corp.	1,700	296,565
Veeva Systems, Inc., Class A(a)	1,600	423,312
WEX, Inc.(a)	2,000	316,740
		17,957,453

YORKTOWN GROWTH FUND

SCHEDULE OF INVESTMENTS, Continued

	Shares	Fair Value
Utilities — 1.39%
CenterPoint Energy, Inc.	17,200	$326,972
Evergy, Inc.	4,850	314,426
Ormat Technologies, Inc.	3,500	208,250
		849,648
Total Common Stocks
(Cost $41,197,421)		60,790,122

Total Investments — 99.15%
(Cost $41,197,421)		60,790,122
Other Assets in Excess of Liabilities — 0.85%		521,302
Net Assets — 100.00%		$61,311,424

(a)	Non-income producing security.

ADR – American Depositary Receipt

The accompanying notes are an integral part of these financial statements.

Yorktown Capital Income Fund

SCHEDULE OF INVESTMENTS

July 31, 2020
(Unaudited)

Fund Holdings (as a percentage of net assets)

Financials	16.66%
Technology	13.71%
Health Care	14.32%
Communications	9.47%
Industrials	9.12%
Consumer Staples	8.81%
Consumer Discretionary	6.71%
Utilities	6.03%
Real Estate	4.73%
Energy	4.70%
Materials	4.24%
Other	1.50%
100.00%

	Shares	Fair Value
COMMON STOCKS — 98.50%
Communications — 9.47%
Activision Blizzard, Inc.	4,450	$367,704
AT&T, Inc.	11,200	331,296
Comcast Corp., Class A	8,700	372,360
Tencent Holdings Ltd. - ADR	5,300	362,997
Verizon Communications, Inc.	6,600	379,368
Walt Disney Co. (The)	3,200	374,208
		2,187,933
Consumer Discretionary — 6.71%
Home Depot, Inc. (The)	1,500	398,235
McDonald’s Corp.	2,020	392,446
NIKE, Inc., Class B	3,800	370,918
Starbucks Corp.	5,070	388,007
		1,549,606
Consumer Staples — 8.81%
Coca-Cola European Partners plc	8,200	337,594
General Mills, Inc.	5,350	338,495
Kroger Co. (The)	9,750	339,202
PepsiCo, Inc.	2,500	344,150
Target Corp.	2,700	339,876
Wal-Mart Stores, Inc.	2,600	336,440
		2,035,757
Energy — 4.70%
Chevron Corp.	4,330	363,460
Exxon Mobil Corp.	8,660	364,413
Kinder Morgan, Inc.	25,350	357,435
		1,085,308
Financials — 16.66%
Allstate Corp.	3,300	311,487
American Express Co.	3,600	335,952
BlackRock, Inc.	650	373,757
Charles Schwab Corp. (The)	9,750	323,212
Chubb Ltd.	2,850	362,634
Intercontinental Exchange, Inc.	3,500	338,730
Marsh & McLennan Cos., Inc.	3,050	355,630
Nasdaq, Inc.	2,800	367,668
T. Rowe Price Group, Inc.	2,800	386,680
TD Ameritrade Holding Corp.	9,400	337,366
Travelers Cos., Inc. (The)	3,100	354,702
		3,847,818
Health Care — 14.32%
Abbott Laboratories	3,500	352,240
AbbVie, Inc.	3,550	336,931
Amgen, Inc.	1,450	354,771
Bristol-Myers Squibb Co.	5,200	305,032
CVS Health Corp.	5,100	320,994
Johnson & Johnson	2,200	320,672
Medtronic plc	3,300	318,384
Merck & Co., Inc.	4,200	337,008
Stryker Corp.	1,700	328,610
UnitedHealth Group, Inc.	1,100	333,058
		3,307,700
Industrials — 9.12%
3M Co.	2,150	323,511
General Dynamics Corp.	2,350	344,839

YORKTOWN CAPITAL INCOME FUND

SCHEDULE OF INVESTMENTS, Continued

	Shares	Fair Value
L3 Harris Technologies, Inc.	1,925	$324,035
Lockheed Martin Corp.	870	329,704
United Parcel Service, Inc., Class B	3,040	433,990
Waste Management, Inc.	3,200	350,720
		2,106,799
Materials — 4.24%
Dow, Inc.	7,540	309,592
Linde Public Limited Co.	1,380	338,252
Newmont Goldcorp Corp.	4,800	332,160
		980,004
Real Estate — 4.73%
American Tower Corp., Class A	1,400	365,946
Crown Castle International Corp.	2,150	358,405
Digital Realty Trust, Inc.	2,300	369,242
		1,093,593
Technology — 13.71%
Accenture plc, Class A	1,700	382,126
Automatic Data Processing, Inc.	2,400	318,984
Broadcom, Inc.	1,150	364,262
Cisco Systems, Inc.	8,000	376,800
Garmin Ltd.	3,800	374,642
Microsoft Corp.	1,750	358,768
Paychex, Inc.	4,800	345,216
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR	4,100	323,449
Visa, Inc., Class A	1,700	323,680
		3,167,927
Utilities — 6.03%
Duke Energy Corp.	4,025	341,078
Exelon Corp.	8,870	342,471
NextEra Energy, Inc.	1,320	370,524
Southern Co. (The)	6,200	338,582
		1,392,655
Total Common Stocks
(Cost $21,117,743)		22,755,100

Total Investments — 98.50%
(Cost $21,117,743)		22,755,100
Other Assets in Excess of Liabilities — 1.50%		346,844
Net Assets — 100.00%		$23,101,944

ADR – American Depositary Receipt

The accompanying notes are an integral part of these financial statements.

Yorktown Multi-Asset Income Fund

SCHEDULE OF INVESTMENTS

July 31, 2020
(Unaudited)

Fund Holdings (as a percentage of net assets)

Corporate Bonds and Notes	74.50%
Asset Backed Securities	8.80%
U.S. Government & Agencies	7.70%
Preferred Stock	3.65%
Collateralized Loan Obligations	3.04%
Exchange-Traded Funds	0.97%
Municipal Bonds	0.55%
Other	0.79%
100.00%

	Shares	Fair Value
PREFERRED STOCKS — 3.65%
Consumer Discretionary — 0.18%
QVC, Inc., 6.25%	40,000	$907,200

Financials — 3.12%
Aegon Funding Corp. II, 5.10%	40,000	1,002,800
Capital One Finance Corp., Series I, 5.00%	17,298	432,104
Citizens Financial Group, Inc., Series E, 5.00%	100,000	2,481,000
Dime Community Bancshares, Inc., Series A, 5.50%	80,000	1,616,000
First Citizens Bancshares, Inc., Series A, 5.375%	80,000	2,020,000
First Horizon Bank, 3.75%(a)	1,000	670,000
GMAC Capital Trust I, Series 2, 6.97%	50,000	1,203,500
Merchants Bancorp, Series A, 7.00%	80,000	2,024,000
Merchants Bancorp, Series B, 6.00%	40,000	958,800
Northern Trust Corp., Series E, 4.70%	20,000	541,800
OceanFirst Financial Corp., Series A, 7.00%	40,000	1,056,000
Regions Financial Corp., Series C, 5.70%	40,000	1,057,600
Wintrust Financial Corp., Series E, 6.875%	40,000	1,032,400
		16,096,004
Industrials — 0.35%
Global Ship Lease, Inc., 8.00%	80,000	1,825,984

Total Preferred Stocks
(Cost $19,492,159)		18,829,188

	Principal Amount
CORPORATE BONDS AND NOTES — 74.50%
Communications — 2.74%
AT&T, Inc., 2.25%, 2/1/2032	$500,000	513,938
Hughes Satellite Systems Corp., 5.25%, 8/1/2026	250,000	275,360
Level 3 Financing, Inc., 4.25%, 7/1/2028(a)	2,000,000	2,087,000
Liberty Interactive LLC, 8.50%, 7/15/2029	1,000,000	1,051,440
Liberty Interactive LLC, 8.25%, 2/1/2030	2,000,000	2,113,830
Qwest Corp., 7.25%, 9/15/2025	2,000,000	2,318,297
United States Cellular Corp., 6.70%, 12/15/2033	2,540,000	3,191,751
Univision Communications, Inc., 6.63%, 6/1/2027(a)	250,000	251,370
ViacomCBS, Inc., 4.20%, 5/19/2032	2,000,000	2,301,769
		14,104,755
Consumer Discretionary — 3.38%
Conn’s, Inc., 7.25%, 7/15/2022	3,500,000	3,008,750

YORKTOWN MULTI-ASSET INCOME FUND

SCHEDULE OF INVESTMENTS, Continued

	Principal Amount	Fair Value
Ford Motor Credit Co. LLC, 2.34%, 11/2/2020	$1,580,000	$1,578,523
Ford Motor Credit Co. LLC, 3.34%, 3/18/2021	1,000,000	1,003,750
General Motors Co., 5.40%, 10/2/2023	2,250,000	2,482,836
L Brands, Inc., 6.88%, 11/1/2035	2,000,000	1,920,650
Nissan Motor Acceptance Corp., 3.65%, 9/21/2021(a)	2,000,000	2,015,690
QVC, Inc., Class B, 4.75%, 2/15/2027	2,000,000	2,058,750
Wolverine World Wide, Inc., 5.00%, 9/1/2026(a)	3,379,000	3,338,874
		17,407,823
Consumer Staples — 6.27%
Avon Products, Inc., 7.00%, 3/15/2023	3,000,000	3,079,455
HLF Financing SaRL, LLC, 7.25%, 8/15/2026(a)	1,500,000	1,577,347
JBS Investments II GmbH, 7.00%, 1/15/2026(a)	4,000,000	4,309,100
Kraft Heinz Foods Co., 7.13%, 8/1/2039(a)	170,000	230,710
Kraft Heinz Foods Co., 6.50%, 2/9/2040	411,000	519,712
Kraft Heinz Foods Co., 5.00%, 6/4/2042	500,000	560,299
Kraft Heinz Foods Co., 4.38%, 6/1/2046	1,000,000	1,043,021
Kraft Heinz Foods Co., 4.88%, 10/1/2049(a)	1,000,000	1,106,217
Land O’ Lakes, Inc., 7.25%, Perpetual(a)	3,500,000	3,235,033
Land O’ Lakes, Inc., 8.00%, Perpetual(a)	2,000,000	1,870,000
Louis Dreyfus Co. BV, 5.25%, 6/13/2023	2,200,000	2,205,830
Molson Coors Beverage Co., 4.20%, 7/15/2046	1,000,000	1,054,903
New Albertsons LP, 7.75%, 6/15/2026	500,000	557,405
Pilgrim’s Pride Corp., 5.75%, 3/15/2025(a)	6,640,000	6,814,300
Reynolds American, Inc., 7.00%, 8/4/2041	624,000	826,913
Vector Group Ltd., 6.13%, 2/1/2025(a)	3,345,000	3,332,456
		32,322,701
Energy — 1.61%
MPLX LP, 6.25%, 10/15/2022	3,000,000	3,029,925
MPLX LP, 6.88%, Perpetual (3MO LIBOR + 465.2bps)(b)	3,199,000	2,832,301
Plains All American Pipeline LP, Series B, 6.13%, 12/31/2049 (3MO LIBOR + 411.0bps)(b)	3,500,000	2,449,127
		8,311,353
Financials — 45.74%
Allegiance Bancshares, Inc., 4.70%, 10/1/2029 (3MO LIBOR + 313.0bps)(b)	1,000,000	976,828
Allied World Assurance Co. Holdings Ltd., 4.35%, 10/29/2025	1,800,000	1,890,573
American Express Co., Series C, 3.60%, Perpetual (3MO LIBOR + 328.5bps)(b)	2,000,000	1,808,040
AmTrust Financial Services, Inc., 6.13%, 8/15/2023	5,700,000	5,148,513
Assurant, Inc., 7.00%, 3/27/2048	1,000,000	1,046,545
Assured Guaranty Municipal Holdings, Inc., 6.40%, 12/15/2066(a),(b)	2,000,000	1,939,814
Assured Guaranty US Holdings Inc., 2.69%, 12/15/2066 (3MO LIBOR + 238.0bps)(b)	2,000,000	1,314,325
Athene Holding Ltd., 4.13%, 1/12/2028	1,000,000	1,077,985
Athene Holding Ltd., 6.15%, 4/3/2030	2,000,000	2,381,834
BAC Capital Trust XIII, 4.00%, Perpetual(b)	282,000	245,340

YORKTOWN MULTI-ASSET INCOME FUND

SCHEDULE OF INVESTMENTS, Continued

	Principal Amount	Fair Value
BAC Capital Trust XIV, 4.00%, Perpetual (3MO LIBOR + 83.0bps)(b)	$2,000,000	$1,854,820
Banco Bilbao Vizcaya Argentaria S.A., 6.13%, Perpetual (USSW5 + 387.0bps)(b)	1,000,000	900,815
Banco Bilbao Vizcaya Argentaria S.A., Series 9, 6.50%, Perpetual (H15T5Y + 519.2bps)(b)	4,900,000	4,691,052
Bank of Nova Scotia, 4.90%, Perpetual (H15T5Y + 455.1bps)(b)	1,000,000	1,029,860
Barclays plc, 4.84%, 5/9/2028	2,000,000	2,255,306
Barclays plc, 5.09%, 6/20/2030 (3MO LIBOR + 305.4bps)(b)	1,500,000	1,768,406
Barclays plc, 7.75%, Perpetual (USSW5 + 484.2bps)(b)	1,000,000	1,019,171
BBVA Bancomer S.A., 5.13%, 1/18/2033 (H15T5Y + 265.0bps)(b)	3,000,000	2,827,530
BNP Paribas SA, 6.63%, Perpetual (USSW5 + 414.9bps)(a),(b)	4,000,000	4,160,000
BNP Paribas SA, 7.20%, Perpetual (3MO LIBOR + 129.0bps)(a),(b)	2,000,000	2,174,676
Brighthouse Financial, Inc., 3.70%, 6/22/2027	3,000,000	3,129,129
Brighthouse Financial, Inc., 4.70%, 6/22/2047	2,642,000	2,625,275
Cadence Bancorp, 4.75%, 6/30/2029 (3MO LIBOR + 303.0bps)(b)	1,665,000	1,399,555
Capital One Financial Corp., 4.15%, Perpetual (3MO LIBOR + 380.0bps)(b)	2,000,000	1,757,208
Central Bancshares, Inc., 5.75%, 6/30/2029 (3MO LIBOR + 387.0bps)(a),(b)	2,000,000	2,112,341
Charles Schwab Corp. (The), Series E, 4.63%, Perpetual (3MO LIBOR + 331.50bps)(b)	400,000	394,124
Charles Schwab Corp. (The), 5.38%, Perpetual (H15T5Y + 497.1bps)(b)	500,000	548,750
Citadel LP, 5.38%, 1/17/2023(a)	5,000,000	5,281,520
Citadel LP, 4.88%, 1/15/2027(a)	3,000,000	3,202,813
Citigroup, Inc., 4.70%, Perpetual (SOFRRATE + 323.4bps)(b)	500,000	487,813
Citizens Financial Group, Inc., 4.26%, Perpetual (3MO LIBOR + 396.0bps)(b)	2,000,000	1,820,410
Citizens Financial Group, Inc., Series C, 6.38%, Perpetual (3MO LIBOR + 315.7bps)(b)	1,500,000	1,447,500
CNO Financial Group, Inc., 5.25%, 5/30/2025	2,500,000	2,831,835
Commerzbank AG, 7.00%, Perpetual (USISDA05 + 522.8bps)(b)	2,000,000	1,976,254
ConnectOne Bancorp, Inc., 5.20%, 2/1/2028 (3MO LIBOR + 284.0bps)(b)	2,000,000	1,999,582
Cowen, Inc., 7.25%, 5/6/2024(a)	4,000,000	4,087,371
Credit Suisse Group AG, 5.10%, Perpetual (H15T5Y + 329.3bps)(a),(b)	500,000	494,875
Credit Suisse Group AG, 7.25%, Perpetual (USSW5 + 433.2bps)(a),(b)	3,000,000	3,193,335
Customers Bancorp, Inc., 3.95%, 6/30/2022	1,000,000	997,593

YORKTOWN MULTI-ASSET INCOME FUND

SCHEDULE OF INVESTMENTS, Continued

	Principal Amount	Fair Value
Depository Trust & Clearing Corp. (The), Series C, 3.48%, Perpetual (3MO LIBOR + 316.7bps)(b)	$1,000,000	$964,833
Dime Community Bancshares, Inc., 4.50%, 6/15/2027 (3MO LIBOR + 266.0bps)(b)	1,000,000	1,007,447
Discover Financial Services, Series C, 5.50%, Perpetual (3MO LIBOR + 307.6bps)(b)	1,334,000	1,220,545
Drawbridge Special Opportunities Fund, LP, 5.00%, 8/1/2021(a)	1,000,000	1,000,683
Enstar Group Ltd., 4.95%, 6/1/2029	5,000,000	5,517,441
Everest Reinsurance Holdings, Inc., 2.78%, 5/15/2037 (3MO LIBOR + 238.5bps)(b)	5,902,000	5,150,582
F&M Financial Services Corp., 5.95%, 9/15/2029 (SOFRRATE + 484.0bps)(a),(b)	4,000,000	4,015,361
FedNat Holding Co., 7.50%, 3/15/2029(a)	3,000,000	3,040,680
Fidelity & Guaranty Life Holdings, Inc., 5.50%, 5/1/2025(a)	2,000,000	2,204,630
Fifth Third Bancorp, Series J, 3.44%, Perpetual (3MO LIBOR + 312.9bps)(b)	4,000,000	3,446,080
Fifth Third Bancorp, 5.10%, Perpetual (3MO LIBOR + 303.3bps)(b)	1,000,000	930,947
First Financial Bancorp, 5.13%, 8/25/2025	2,400,000	2,601,076
GATX Corp., 4.00%, 6/30/2030	2,000,000	2,249,188
Global Aircraft Leasing Co. Ltd., 6.50%, 9/15/2024(a)	2,205,000	1,383,638
Goldman Sachs Group, Inc. (The), Series P, 5.00%, Perpetual (3MO LIBOR + 287.4bps)(b)	6,000,000	5,751,226
Hallmark Financial Services, Inc., 6.25%, 8/15/2029	2,000,000	1,750,000
Hartford Financial Services Group, Inc. (The), 2.52%, 2/12/2047 (3MO LIBOR + 212.5bps)(a),(b)	6,117,000	4,904,274
Icahn Enterprises LP, 6.75%, 2/1/2024	1,093,000	1,129,774
ILFC E-Capital Trust I, 3.02%, 12/21/2065 (USD CMT 30YR + 155.0bps)(a),(b)	2,250,000	1,126,699
ILFC E-Capital Trust I, 3.02%, 12/21/2065 (USD CMT 30YR + 155.0bps)(b)	590,000	295,445
ILFC E-Capital Trust II, 3.27%, 12/21/2065 (H15T30Y + 180.0bps)(a),(b)	1,000,000	534,295
ING Groep NV, 5.75%, Perpetual (H15T5Y + 432.2bps)(b)	1,000,000	1,025,415
Intesa Sanpaolo SpA, 5.71%, 1/15/2026(a)	4,000,000	4,356,179
Investar Holding Corp., 5.13%, 12/30/2029(a),(b)	1,000,000	1,045,146
Jefferies Finance LLC, 7.25%, 8/15/2024(a)	4,354,000	4,017,022
JPMorgan Chase & Co., Series V, 3.62%, Perpetual (3MO LIBOR + 332.0bps)(b)	4,000,000	3,751,547
JPMorgan Chase & Co., Series HH, 4.60%, Perpetual (SOFRRATE + 312.5bps)(b)	1,000,000	968,850
Liberty Mutual Group, Inc., 3.95%, 5/15/2060(a)	500,000	590,177

YORKTOWN MULTI-ASSET INCOME FUND

SCHEDULE OF INVESTMENTS, Continued

	Principal Amount	Fair Value
Lincoln National Corp., 2.74%, 5/17/2066 (3MO LIBOR + 235.8bps)(b)	$1,000,000	$701,745
Lincoln National Corp., 2.31%, 4/20/2067 (3MO LIBOR + 204.0bps)(b)	5,623,000	3,833,452
Lloyds Banking Group plc, 7.50%, Perpetual (USSW5 + 476.0bps)(b)	3,000,000	3,171,660
Lloyds Banking Group plc, 7.50%, Perpetual (USSW5 + 449.6bps)(b)	2,000,000	2,118,407
Macquarie Bank Ltd., 3.62%, 6/3/2030(a)	1,000,000	1,071,294
Macquarie Bank Ltd., 6.13%, Perpetual (USSW5 + 370.3bps)(a),(b)	1,000,000	1,003,335
Massachusetts Mutual Life Insurance Co., 3.38%, 4/15/2050(a)	1,000,000	1,111,386
Meridian Corp., 5.38%, 12/30/2029 (SOFRRATE + 395.0bps)(b)	2,000,000	2,010,991
MetLife, Inc., Series C, 3.89%, Perpetual (3MO LIBOR +357.5bps)(b)	2,000,000	1,936,250
Midland States Bancorp, Inc., 5.00%, 9/30/2029 (SOFRRATE + 361.0bps)(b)	4,000,000	3,915,844
MidWestOne Financial Group, Inc., 5.75%, 7/30/2030 (SOFRRATE + 568.0bps)(a),(b)	1,000,000	1,002,694
Millennium Consolidated Holdings LLC, 7.50%, 6/30/2023(a)	4,000,000	4,043,441
Minnwest Corp., Series AI, 5.88%, 7/15/2028 (3MO LIBOR + 298.0bps)(b)	400,000	422,576
Morgan Stanley, Series H, 3.89%, Perpetual (3MO LIBOR +361.0bps)(b)	3,000,000	2,842,446
Nationwide Mutual Insurance Co., 4.35%, 4/30/2050(a)	1,000,000	1,136,355
Navient Corp., 6.63%, 7/26/2021	1,000,000	1,027,500
New York Community Bancorp, Inc., 5.90%, 11/6/2028 (3MO LIBOR + 278.0bps)(b)	1,000,000	977,317
Northpointe Bancshares, Inc., 6.00%, 9/30/2029 (SOFRRATE + 490.5bps)(a),(b)	1,000,000	988,195
Ohio National Financial Services, Inc., 5.55%, 1/24/2030(a)	4,000,000	3,905,625
Ohio National Financial Services, Inc., 6.63%, 5/1/2031(a)	1,000,000	967,756
OneMain Finance Corp., 7.75%, 10/1/2021	1,000,000	1,057,275
OneMain Finance Corp., 5.38%, 11/15/2029	2,000,000	2,122,600
PRA Group, Inc., 3.00%, 8/1/2020 (c)	5,295,000	5,308,238
Principal Financial Group, Inc., 3.44%, 5/15/2055 (3MO LIBOR + 304.4bps)(b)	2,000,000	1,790,490
Provident Financing Trust, 7.41%, 3/15/2038	2,000,000	2,255,223
Radian Group, Inc., 6.63%, 3/15/2025	2,250,000	2,404,744
Regions Financial Corp., 5.75%, Perpetual (H15T5Y + 542.6bps)(b)	500,000	533,750
Reinsurance Group of America, Inc., 2.98%, 12/15/2065 (3MO LIBOR + 266.5bps)(b)	3,600,000	2,904,282
Reliant Bancorp, Inc., 5.13%, 12/15/2029 (SOFRRATE + 376.5bps)(b)	2,000,000	2,021,512

YORKTOWN MULTI-ASSET INCOME FUND

SCHEDULE OF INVESTMENTS, Continued

	Principal Amount	Fair Value
Royal Bank of Scotland Group plc, 8.63%, Perpetual (USSW5 + 759.8bps)(b)	$3,000,000	$3,141,030
SBL Holdings, Inc., 5.13%, 11/13/2026(a)	2,000,000	1,921,715
SBL Holdings, Inc., 7.00%, Perpetual (H15T5Y + 558.0bps)(a),(b)	1,000,000	838,750
Signature Bank, 4.13%, 11/1/2029 (3MO LIBOR + 255.9bps)(b)	1,000,000	1,002,180
Standard Life Aberdeen plc, 4.25%, 6/30/2028	1,550,000	1,617,813
Synovus Financial Corp., 5.90%, 2/7/2029 (USSW5 + 337.9bps)(b)	3,000,000	3,073,035
Truist Financial Corp., Series N, 4.80%, Perpetual (H15T5Y + 300.3bps)(b)	3,000,000	3,027,189
Truist Financial Corp., Series M, 5.13%, Perpetual (3MO LIBOR + 278.6bps)(b)	2,000,000	1,978,258
UniCredit SpA, 7.83%, 12/4/2023(a)	3,000,000	3,530,785
UniCredit SpA, 5.86%, 6/19/2032 (USISDA05 + 370.3bps)(a),(b)	2,000,000	2,156,068
UniCredit SpA, 5.46%, 6/30/2035 (H15T5Y + 475.0bps)(a),(b)	500,000	515,002
Unifin Financiera SAB de CV Sociedad Financiera de Objeto Multiple, Entidad No Regulada, 8.38%, 1/27/2028(a)	1,000,000	762,500
Valley National Bancorp, 5.25%, 6/15/2030 (SOFRRATE + 514.0bps)(b)	500,000	506,538
Volunteer State Bancshares, Inc., 5.75%, 11/15/2029(a),(b)	1,500,000	1,447,056
Voya Financial, Inc., 5.65%, 5/15/2053 (3MO LIBOR + 358.0bps)(b)	2,000,000	2,081,510
WT Holdings, Inc., 7.00%, 4/30/2023	1,000,000	1,020,490
Zenith National Insurance Capital Trust, 8.55%, 8/1/2028(a)	1,864,243	2,366,664
		235,850,862
Health Care — 0.85%
Perrigo Finance Unlimited Co., 3.15%, 6/15/2030	1,000,000	1,068,003
Perrigo Finance Unlimited Co., 4.90%, 12/15/2044	2,000,000	2,171,812
Upjohn, Inc., 3.85%, 6/22/2040(a)	1,000,000	1,142,097
		4,381,912
Industrials — 3.44%
ADT Security Corp. (The), 4.88%, 7/15/2032(a)	3,500,000	3,515,208
American Airlines, Inc. Pass Through Trust, Series 2013-1, Class B, 5.63%, 1/15/2021(a)	1,018,046	868,517
American Airlines, Inc. Pass Through Trust, Series 2015-1, Class B, 3.70%, 5/1/2023	1,112,594	779,826
Continental Airlines Pass Through Trust, Series 2010-1, Class A, 4.75%, 1/12/2021	977,230	951,042
Global Ship Lease, Inc., 9.88%, 11/15/2022(a)	3,360,000	3,166,010
Prime Security Services Borrower LLC, 5.75%, 4/15/2026(a)	2,000,000	2,224,630
R.R. Donnelley & Sons Co., 8.25%, 7/1/2027	990,000	981,338

YORKTOWN MULTI-ASSET INCOME FUND

SCHEDULE OF INVESTMENTS, Continued

	Principal Amount	Fair Value
Stena International SA, 5.75%, 3/1/2024(a)	$3,730,000	$3,547,771
Textron Financial Corp., 2.13%, 2/15/2042 (3MO LIBOR + 173.5bps)(a),(b)	2,600,000	1,720,420
		17,754,762
Materials — 3.74%
Alcoa Nederland Holding BV, 6.75%, 9/30/2024(a)	3,036,000	3,174,821
Alcoa Nederland Holding BV, 5.50%, 12/15/2027(a)	1,000,000	1,079,050
Bemis Co., Inc., 2.63%, 6/19/2030	500,000	531,440
Freeport-McMoRan, Inc., 5.25%, 9/1/2029	1,000,000	1,101,690
Kinross Gold Corp., 6.88%, 9/1/2041	3,500,000	4,599,781
Mercer International, Inc., 6.50%, 2/1/2024	2,000,000	1,977,710
Mosaic Co. (The), 5.45%, 11/15/2033	1,000,000	1,128,330
Norbord, Inc., 6.25%, 4/15/2023(a)	3,400,000	3,599,393
Reynolds Group Issuer, Inc., 5.13%, 7/15/2023(a)	1,000,000	1,016,550
Unigel Luxembourg SA, 8.75%, 10/1/2026(a)	1,000,000	827,500
WRKCo, Inc., 3.00%, 6/15/2033	250,000	272,643
		19,308,908
Real Estate — 0.20%
Iron Mountain, Inc., 5.25%, 7/15/2030(a)	1,000,000	1,050,625

Structured Notes — 1.37%
Morgan Stanley Contingent Income Securities, Russell 2000 Index and EURO STOXX 50 Index, MTN, 7.70%, 6/28/2028(b)	3,000,000	3,584,400
Morgan Stanley Contingent Income Securities, S&P 500 Index, Russell 2000 Index and EURO STOXX 50 Index, Series GMTN, 8.00%, 3/13/2029(b)	3,000,000	3,494,100
		7,078,500
Technology — 2.95%
Broadcom, Inc., 4.15%, 11/15/2030	500,000	562,678
Dell International LLC/EMC Corp., 6.20%, 7/15/2030(a)	1,000,000	1,220,111
Dell International LLC/EMC Corp., 8.35%, 7/15/2046(a)	2,000,000	2,786,176
HP, Inc., 6.00%, 9/15/2041	2,538,000	3,151,374
Ingram Micro, Inc., 5.00%, 8/10/2022	3,040,000	3,088,781
Microchip Technology, Inc., 4.25%, 9/1/2025(a)	1,000,000	1,052,751
Pitney Bowes, Inc., 5.20%, 4/1/2023(b)	3,795,000	3,344,742
		15,206,613
Utilities — 2.21%
AEP Texas, Inc., Series I, 2.10%, 7/1/2030	500,000	520,995
Appalachian Power Co., Series Z, 3.70%, 5/1/2050	1,000,000	1,181,901
Kentucky Utilities Co., 3.30%, 6/1/2050	1,000,000	1,185,254
NRG Energy, Inc., 4.45%, 6/15/2029(a)	1,000,000	1,091,959
Pacific Gas and Electric Co., 4.25%, 3/15/2046	500,000	547,731
Pacific Gas and Electric Co., 3.50%, 8/1/2050	500,000	504,257
PPL Capital Funding, Inc., Series A, 2.97%, 3/30/2067 (3MO LIBOR + 266.5bps)(b)	5,300,000	3,988,853

YORKTOWN MULTI-ASSET INCOME FUND

SCHEDULE OF INVESTMENTS, Continued

	Principal Amount	Fair Value
Southern California Edison Co., 2.25%, 6/1/2030	$1,000,000	$1,037,823
Southern California Edison Co., Series B, 4.88%, 3/1/2049	1,000,000	1,325,306
		11,384,079
Total Corporate Bonds and Notes
(Cost $386,195,990)		384,162,893

ASSET BACKED SECURITIES — 8.80%
American Credit Acceptance Receivables Trust, Series 2019-2, Class E, 4.29%, 12/10/2021(a)	2,000,000	1,993,179
American Credit Acceptance Receivables Trust, Series 2019-3, Class F, 5.42%, 5/12/2026(a)	550,000	516,558
Applebee’s/IHOP Funding LLC, Series 2019-1A, Class A2I, 4.19%, 6/5/2024(a),(b)	867,000	750,228
Carvana Auto Receivables Trust, Series 2020-N1A, Class E, 5.20%, 2/18/2025(a)	1,000,000	998,398
Carvana Auto Receivables Trust, Series 2019-2A, Class E, 5.01%, 4/15/2026(a)	750,000	758,670
Conn’s Receivables Funding LLC, Series 2019-B, Class C, 4.60%, 11/15/2021(a)	1,000,000	811,120
Continental Credit Card ABS, Series 2019-1A, Class C, 6.16%, 3/15/2023(a)	3,000,000	2,888,112
CPS Auto Receivables Trust, Series 2019-C, Class E, 4.30%, 9/15/2023(a)	2,000,000	1,975,899
DT Auto Owner Trust, Series 2019-3A, Class E, 3.85%, 2/15/2023(a)	2,750,000	2,724,574
DT Auto Owner Trust, Series 2020-2A, Class D, 4.73%, 3/16/2026(a)	500,000	540,231
ECAF I Ltd., Series 2015-1A, Class B, 5.80%, 6/15/2022(a)	1,929,456	1,265,897
First Investors Auto Owner Trust, Series 2019-2A, Class F, 5.69%, 10/16/2023(a)	2,000,000	1,833,036
Flagship Credit Auto Trust, Series 2018-3, Class E, 5.28%, 4/17/2023(a)	2,000,000	2,059,941
GLS Auto Receivables Issuer Trust, Series 2019-3A, Class D, 3.84%, 8/15/2023(a)	3,000,000	2,965,387
Helios Issuer LLC, Series 2017-1A, Class B, 6.00%, 9/20/2049(a)	549,734	549,113
HOA Funding LLC, Series 2014-1A, Class A2, 4.85%, 8/20/2021(a)	666,236	613,956
KDAC Aviation Finance Ltd., Series 2017-1A, Class C, 7.39%, 6/15/2023(a)	1,940,824	878,274
Longtrain Leasing III LLC, Series 2015-1A, Class A2, 4.06%, 1/15/2045(a)	980,190	998,106
MAPS Ltd, Series 2019-1A, Class C, 7.39%, 2/17/2026(a)	3,273,182	1,724,695
METAL Cayman LLC, Series 2017-1, Class B, 6.50%, 10/15/2042(a)	2,847,976	1,321,853
Mosaic Solar Loans LLC, Series 2017-2A, Class D, 0.00%, 6/22/2043(a)	2,104,106	1,915,697
Planet Fitness Master Issuer LLC, Series 2018-1A, Class A2I, 4.26%, 9/5/2048(a)	471,600	473,652
RFS Asset Securitization, Series 2018-1, Class A, 5.30%, 12/15/2023(a)	654,568	651,770

YORKTOWN MULTI-ASSET INCOME FUND

SCHEDULE OF INVESTMENTS, Continued

	Principal Amount	Fair Value
Sapphire Aviation Finance I Ltd., Series 2018-1A, Class C, 7.39%, 3/15/2040(a)	$2,555,711	$1,334,912
SCF Equipment Leasing LLC, Series 2019-1A, Class F, 6.00%, 4/20/2030(a)	2,373,957	2,092,963
Small Business Lending Trust, Series 2020-A, Class C, 5.01%, 12/15/2026(a)	1,500,000	911,550
United Auto Credit Securitization Trust, Series 2019-1, Class E, 4.29%, 8/12/2024(a)	500,000	498,273
US Auto Funding LLC, Series 2019-1A, Class D, 8.06%, 3/15/2023(a)	3,000,000	3,018,386
Westlake Automobile Receivables Trust, Series 2018-3A, Class F, 6.02%, 2/18/2025(a)	3,255,000	3,234,335
Westlake Automobile Receivables Trust, Series 2020-1A, Class D, 2.80%, 6/16/2025(a)	3,000,000	3,053,169

Total Asset Backed Securities
(Cost $52,801,421)		45,351,934

MUNICIPAL BONDS — 0.55%
West Virginia — 0.55%
Tobacco Settlement Finance Authority, 7.47%, 6/1/2047	2,735,000	2,847,299

Total Municipal Bonds
(Cost $2,957,126)		2,847,299

U.S. GOVERNMENT & AGENCIES — 7.70%
Fannie Mae, Pool #BP2175, 3.00%, 2/1/2035	1,261,500	1,332,945
Fannie Mae, Pool #BP6800, 2.50%, 5/1/2035	978,885	1,028,777
Fannie Mae, Pool #FM2621, 2.50%, 3/1/2040	969,667	1,018,572
Fannie Mae, Pool #CA4781, 2.50%, 11/1/2049	2,098,455	2,215,886
Fannie Mae, Pool #CA5306, 3.00%, 3/1/2050	966,184	1,023,229
Fannie Mae, Pool #CA5311, 3.00%, 3/1/2050	973,230	1,030,692
Fannie Mae, Pool #B07843, 3.00%, 3/1/2050	980,018	1,037,880
Fannie Mae, Pool #BP4643, 3.00%, 4/1/2050	981,224	1,039,157
Federal Agricultural Mortgage Corp., 1.96%, 2/20/2030	1,000,000	1,088,561
Federal Agricultural Mortgage Corp., 3.05%, 6/29/2032	500,000	599,074
Federal Agricultural Mortgage Corp., 3.14%, 10/18/2032	575,000	694,961
Federal Farm Credit Bank, 2.75%, 6/12/2034	1,840,000	2,165,035
Federal Farm Credit Bank, 1.80%, 6/4/2035	1,000,000	1,000,592
Federal Farm Credit Bank, 1.65%, 7/23/2035	500,000	499,819
Federal Farm Credit Bank, 3.25%, 12/4/2035	530,000	660,384
Federal Farm Credit Bank, 2.03%, 3/5/2036	1,000,000	1,096,339
Federal Farm Credit Bank, 2.13%, 5/21/2040	1,000,000	1,002,690
Federal Home Loan Bank, 3.25%, 3/8/2030	1,330,000	1,624,896
Federal Home Loan Bank, 1.35%, 6/25/2030	1,000,000	1,001,036
Federal Home Loan Bank, 3.56%, 5/16/2033	1,000,000	1,275,610
Federal Home Loan Bank, 2.01%, 7/16/2040	1,000,000	1,001,341
Federal Home Loan Mortgage Corp., 1.50%, 7/27/2032	1,000,000	1,000,150
Federal Home Loan Mortgage Corp., 1.75%, 7/27/2035	1,500,000	1,500,456

YORKTOWN MULTI-ASSET INCOME FUND

SCHEDULE OF INVESTMENTS, Continued

	Principal Amount	Fair Value
Federal National Mortgage Association, 6.63%, 11/15/2030	$1,000,000	$1,556,024
Freddie Mac, Pool #QN1673, 3.50%, 3/1/2035	949,665	1,007,340
Freddie Mac, Pool #SB8045, 2.50%, 5/1/2035	973,351	1,022,412
Freddie Mac, Pool #QN2507, 2.00%, 6/1/2035	993,527	1,033,715
Freddie Mac, Pool #RA1102, 4.00%, 7/1/2049	778,500	828,256
Freddie Mac, Pool #RA2314, 3.50%, 3/1/2050	974,017	1,043,760
Freddie Mac, Pool #QA8106, 2.50%, 3/1/2050	993,408	1,044,463
Freddie Mac, Pool #RA2657, 3.50%, 5/1/2050	1,974,460	2,123,059
Freddie Mac, Pool #QA9296, 3.00%, 5/1/2050	1,453,960	1,539,805
Freddie Mac, Pool #RE6051, 2.50%, 6/1/2050	997,306	1,035,882
Tennessee Valley Authority, 7.13%, 5/1/2030	1,000,000	1,554,811

Total U.S. Government & Agencies
(Cost $39,317,169)		39,727,609

COLLATERALIZED LOAN OBLIGATIONS — 3.04%
Apex Credit CLO Ltd., Series 2018-1A, Class B, 2.59%, 4/25/2031 (3MO LIBOR + 160.0bps)(a),(b)	1,190,000	1,150,105
Apex Credit CLO Ltd., Series 2019-2A, Class B, 3.09%, 10/25/2032 (3MO LIBOR + 210.0bps)(a),(b)	2,100,000	2,085,821
Atrium XII, Series 2012A, Class CR, 2.75%, 4/22/2027 (3MO LIBOR + 165.0bps)(a),(b)	2,500,000	2,397,190
Hildene TruPS Financials Note Securitization Ltd., Series 2019-2A, Class A2, 4.13%, 5/22/2039 (3MO LIBOR + 245.0bps)(a),(b)	3,000,000	2,835,000
Oaktree CLO Ltd., Series 2019-4A, Class C, 4.09%, 10/20/2032 (3MO LIBOR + 295.0bps)(a),(b)	1,500,000	1,442,870
Wellfleet CLO Ltd., Series 2016-1A, Class CR, 3.14%, 4/20/2028 (3MO LIBOR + 200.0bps)(a),(b)	3,000,000	2,871,252
Zais CLO5 Ltd., Series 2016-2A, Class B, 4.52%, 10/15/2028 (3MO LIBOR + 330.0bps)(a),(b)	3,000,000	2,905,224

Total Collateralized Loan Obligations
(Cost $16,096,310)		15,687,462

YORKTOWN MULTI-ASSET INCOME FUND

SCHEDULE OF INVESTMENTS, Continued

	Shares	Fair Value
INVESTMENT COMPANIES — 0.97%
Exchange-Traded Funds — 0.97%
iShares MBS ETF	45,300	$5,020,146

Total Investment Companies
(Cost $5,007,297)		5,020,146
Total Investments — 99.21%
(Cost $521,867,472)		511,626,531
Other Assets in Excess of Liabilities — 0.79%		4,052,434
Net Assets — 100.00%		$515,678,965

(a)

Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. The total fair value of these securities as July 31, 2020 was $208,595,234, representing 40.46% of net assets.

(b)

Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of July 31, 2020. For securities based on a published reference rate and spread, the reference rate and spread (in basis points) are indicated parenthetically. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities, therefore, do not indicate a reference rate and spread.

(c)	Convertible bond.

MTN – Medium Term Note

GMTN – Global Medium Term Note

The accompanying notes are an integral part of these financial statements.

Yorktown Short Term Bond Fund

SCHEDULE OF INVESTMENTS

July 31, 2020
(Unaudited)

Fund Holdings (as a percentage of net assets)

Corporate Bonds and Notes	65.67%
Asset Backed Securities	29.40%
Collateralized Loan Obligations	2.80%
Commercial Paper	0.41%
U.S. Government & Agencies	0.21%
Municipal Bonds	0.19%
Other	1.32%
100.00%

	Principal Amount	Fair Value
CORPORATE BONDS AND NOTES — 65.67%
Communications — 0.62%
Sprint Communications, Inc., 7.00%, 8/15/2020	$1,000,000	$1,003,140
Verizon Communications, Inc., 1.49%, 5/15/2025 (3MO LIBOR + 110.0bps)(a)	2,000,000	2,048,212
		3,051,352
Consumer Discretionary — 6.58%
AutoNation, Inc., 3.50%, 11/15/2024	4,000,000	4,236,899
Daimler Finance North America LLC, 1.29%, 2/15/2022 (3MO LIBOR + 90.0bps)(a),(b)	1,000,000	999,102
General Motors Financial Co., Inc., 4.20%, 3/1/2021	764,000	775,389
General Motors Financial Co., Inc., 1.60%, 11/6/2021 (3MO LIBOR + 110.0bps)(a)	3,000,000	2,989,530
General Motors Financial Co., Inc., 1.62%, 6/30/2022 (3MO LIBOR + 131.0bps)(a)	2,000,000	1,999,050
General Motors Financial Co., Inc., 1.29%, 1/5/2023 (3MO LIBOR + 99.0bps)(a)	750,000	731,869
Harley-Davidson Financial Services, Inc., 3.55%, 5/21/2021(b)	1,000,000	1,014,866
Harley-Davidson Financial Services, Inc., 4.05%, 2/4/2022(b)	1,575,000	1,636,724
Home Depot, Inc. (The), 0.66%, 3/1/2022 (3MO LIBOR + 31.0bps)(a)	1,200,000	1,203,542
Hyundai Capital America, 1.31%, 9/18/2020 (3MO LIBOR + 100.0bps)(a),(b)	1,000,000	1,000,055
Hyundai Capital America, 3.25%, 9/20/2022(b)	2,080,000	2,152,295
Hyundai Capital America, 2.85%, 11/1/2022(b)	500,000	514,028
Hyundai Capital America, 4.30%, 2/1/2024(b)	1,000,000	1,084,877
Marriott International, Inc., 0.97%, 3/8/2021 (3MO LIBOR + 65.0bps)(a)	783,000	777,580
Nexteer Automotive Group Ltd., 5.88%, 11/15/2021(b)	2,645,000	2,654,288
Nexteer Automotive Group Ltd., 5.88%, 11/15/2021	1,800,000	1,806,321
Nissan Motor Acceptance Corp., 0.83%, 3/15/2021 (3MO LIBOR + 52.0bps)(a),(b)	760,000	749,047
Nissan Motor Acceptance Corp., 1.00%, 9/28/2022 (3MO LIBOR + 69.0bps)(a),(b)	2,000,000	1,905,468

YORKTOWN SHORT TERM BOND FUND

SCHEDULE OF INVESTMENTS, Continued

	Principal Amount	Fair Value
QVC, Inc., 5.13%, 7/2/2022	$1,494,000	$1,561,230
QVC, Inc., 4.38%, 3/15/2023	2,636,000	2,757,651
		32,549,811
Consumer Staples — 1.59%
Bacardi Ltd., 4.50%, 1/15/2021(b)	500,000	506,891
BAT Capital Corp., 1.27%, 8/15/2022 (3MO LIBOR + 65.0bps)(a)	500,000	501,494
Bunge Ltd Finance Corp., 4.35%, 3/15/2024	3,000,000	3,297,183
Walgreen Co., 3.10%, 9/15/2022	1,000,000	1,051,486
Walgreens Boots Alliance, Inc., 3.80%, 11/18/2024	2,250,000	2,498,638
		7,855,692
Energy — 0.40%
Chevron Corp., 1.55%, 5/11/2025	1,000,000	1,042,859
Texas Gas Transmission LLC, 4.50%, 2/1/2021(b)	930,000	936,452
		1,979,311
Financials — 46.86%
AerCap Ireland Capital, 3.50%, 1/15/2025	2,000,000	1,914,994
AIB Group plc, 4.26%, 4/10/2025 (3MO LIBOR + 187.4bps)(a),(b)	3,000,000	3,240,377
Air Lease Corp., 2.25%, 1/15/2023	250,000	247,027
Allegiance Bank, 5.25%, 12/15/2027 (3MO LIBOR + 303.0bps)(a)	50,000	52,094
Ally Financial, Inc., 4.25%, 4/15/2021	1,000,000	1,016,963
Ally Financial, Inc., 4.63%, 5/19/2022	2,000,000	2,102,969
Ally Financial, Inc., 3.05%, 6/5/2023	500,000	517,466
Antares Holdings LP, 6.00%, 8/15/2023(b)	3,000,000	2,934,149
Associated Banc-Corp, 4.25%, 1/15/2025	1,401,000	1,474,292
Assurant, Inc., 4.00%, 3/15/2023	416,000	444,333
Athene Global Funding, 4.00%, 1/25/2022(b)	2,000,000	2,078,928
Athene Global Funding, 1.53%, 7/1/2022 (3MO LIBOR + 123.0bps)(a),(b)	2,000,000	2,008,256
Athene Global Funding, 2.75%, 6/25/2024(b)	1,250,000	1,293,431
Avolon Holdings Funding Ltd., 3.63%, 5/1/2022(b)	1,000,000	959,047
Banco Santander Chile, 2.70%, 1/10/2025(b)	150,000	155,906
Banco Santander SA, 1.39%, 4/12/2023 (3MO LIBOR + 112.0bps)(a)	1,200,000	1,199,218
Banco Santander SA, 2.75%, 5/28/2025	1,000,000	1,059,252
Banco Santander SA, 5.18%, 11/19/2025	400,000	454,509
Bank of America Corp., 1.26%, 4/24/2023 (3MO LIBOR + 100.0bps)(a)	2,000,000	2,019,163
Bank of America Corp., MTN, 1.00%, 12/1/2026(a)	3,212,000	3,051,404
Bank of Ireland Group plc, 4.50%, 11/25/2023(b)	3,465,000	3,764,433
Bank of Nova Scotia (The), 1.30%, 6/11/2025	2,000,000	2,044,961
Barclays plc, 3.68%, 1/10/2023	1,000,000	1,039,126
Barclays plc, 1.77%, 5/16/2024 (3MO LIBOR + 138.0bps)(a)	1,000,000	1,002,030
Barclays plc, 4.34%, 5/16/2024 (3MO LIBOR + 140.0bps)(a)	2,000,000	2,168,784
BGC Partners, Inc., 3.75%, 10/1/2024	4,000,000	3,981,585
BPCE SA, 1.56%, 9/12/2023 (3MO LIBOR + 124.0bps)(a),(b)	1,430,000	1,444,213

YORKTOWN SHORT TERM BOND FUND

SCHEDULE OF INVESTMENTS, Continued

	Principal Amount	Fair Value
BPCE SA, 2.38%, 1/14/2025(b)	$500,000	$524,073
Cantor Fitzgerald LP, 4.88%, 5/1/2024(b)	4,000,000	4,357,478
Capital One Financial Corp., 2.60%, 5/11/2023	1,000,000	1,050,206
Citadel LP, 5.38%, 1/17/2023(b)	1,504,000	1,588,681
Citizens Bank NA, 1.17%, 5/26/2022 (3MO LIBOR + 81.0bps)(a)	1,250,000	1,256,240
Citizens Financial Group, Inc., 4.30%, 12/3/2025	3,000,000	3,442,590
CNO Financial Group, Inc., 5.25%, 5/30/2025	3,404,000	3,855,827
Credit Agricole Corporate & Investment Bank SA, 0.92%, 10/3/2021 (3MO LIBOR + 62.5bps)(a)	3,000,000	3,002,281
Credit Agricole SA, 1.28%, 4/24/2023 (3MO LIBOR + 102.0bps)(a),(b)	1,000,000	1,007,556
Credit Suisse Group AG, 1.56%, 6/12/2024 (3MO LIBOR + 124.0bps)(a),(b)	4,000,000	4,014,230
Customers Bancorp, Inc., 3.95%, 6/30/2022	3,510,000	3,501,551
Customers Bancorp, Inc., 4.50%, 9/25/2024	3,000,000	3,137,140
Danske Bank A/S, 3.00%, 9/20/2022 (3MO LIBOR + 124.9bps)(a),(b)	500,000	510,130
Danske Bank A/S, 1.38%, 9/12/2023 (3MO LIBOR + 106.0bps)(a),(b)	2,000,000	1,984,649
Danske Bank A/S, 3.88%, 9/12/2023(b)	3,000,000	3,232,385
Dime Community Bancshares, Inc., 4.50%, 6/15/2027 (3MO LIBOR + 266.0bps)(a)	2,195,000	2,211,346
Drawbridge Special Opportunities Fund LP, 5.00%, 8/1/2021(b)	5,040,000	5,043,444
Eagle Bancorp, Inc., 5.75%, 9/1/2024	610,000	662,778
Eagle Bancorp, Inc., 5.00%, 8/1/2026(a)	840,000	846,490
Enstar Group Ltd., 4.50%, 3/10/2022	3,000,000	3,088,763
Enterprise Financial Services Corp., 4.75%, 11/1/2026(a)	250,000	253,062
Equitable Financial Life Global Funding, 1.40%, 7/7/2025(b)	500,000	506,048
Fairfax Financial Holdings, Ltd., 4.88%, 8/13/2024(b)	2,000,000	2,072,709
Fidelity & Guaranty Life Holdings, Inc., 5.50%, 5/1/2025(b)	1,000,000	1,102,315
First Busey Corp., 3.75%, 5/25/2022	1,750,000	1,747,312
First Horizon National Corp., 3.55%, 5/26/2023	1,000,000	1,049,236
Flushing Financial Corp., 5.25%, 12/15/2026 (3MO LIBOR + 344.0bps)(a)	3,000,000	3,041,475
Fulton Financial Corp., 4.50%, 11/15/2024	700,000	752,095
Global Atlantic Financial Co., 8.63%, 4/15/2021(b)	3,480,000	3,625,528
Hilltop Holdings, Inc., 5.00%, 4/15/2025	400,000	421,380
Home Bancshares, Inc., 5.63%, 4/15/2027 (3MO LIBOR + 357.5bps)(a)	450,000	460,845
HSBC Holdings plc, 2.02%, 5/25/2021 (3MO LIBOR + 166.0bps)(a)	2,000,000	2,023,427
HSBC Holdings plc, 4.25%, 3/14/2024	1,000,000	1,091,459

YORKTOWN SHORT TERM BOND FUND

SCHEDULE OF INVESTMENTS, Continued

	Principal Amount	Fair Value
HSBC Holdings plc, 1.39%, 5/18/2024 (3MO LIBOR + 100.0bps)(a)	$1,000,000	$1,000,301
HSBC Holdings plc, 4.25%, 8/18/2025	1,313,000	1,454,840
HSBC Holdings plc, 1.70%, 9/12/2026 (3MO LIBOR + 138.0bps)(a)	1,500,000	1,507,713
Huntington Bancshares, Inc., 2.63%, 8/6/2024	1,000,000	1,069,702
Infinity Property & Casualty Corp., 5.00%, 9/19/2022	2,000,000	2,131,005
Intesa Sanpaolo SpA, 3.38%, 1/12/2023(b)	4,000,000	4,145,516
Intesa Sanpaolo SpA, 3.25%, 9/23/2024(b)	4,000,000	4,206,987
Jackson National Life Global Funding, 0.63%, 3/16/2021 (3MO LIBOR + 31.0bps)(a),(b)	1,000,000	1,001,268
Jackson National Life Global Funding, 0.80%, 6/11/2021 (3MO LIBOR + 48.0bps)(a),(b)	1,000,000	1,003,273
Jackson National Life Global Funding, 1.04%, 6/27/2022 (3MO LIBOR + 73.0bps)(a),(b)	1,000,000	1,006,891
JPMorgan Chase & Co., 1.51%, 6/1/2024 (SOFRRATE + 145.5bps)(a)	500,000	511,963
Kemper Corp., 4.35%, 2/15/2025	2,000,000	2,206,747
Lakeland Bancorp, Inc., 5.13%, 9/30/2026(a)	750,000	761,811
Lloyds Bank plc, 6.50%, 9/14/2020	1,150,000	1,156,868
Lloyds Bank plc, 6.50%, 9/14/2020(b)	1,000,000	1,005,972
Lloyds Banking Group plc, 2.86%, 3/17/2023 (3MO LIBOR + 124.9bps)(a)	2,000,000	2,067,687
Lloyds Banking Group plc, 1.33%, 6/15/2023 (H15T1Y + 110.0bps)(a)	500,000	504,844
Lloyds Banking Group plc, 2.91%, 11/7/2023 (3MO LIBOR + 81.0bps)(a)	3,000,000	3,139,939
Lloyds Banking Group plc, 4.58%, 12/10/2025(b)	250,000	282,653
Macquarie Bank Ltd., 1.39%, 11/28/2023 (3MO LIBOR + 102.0bps)(a),(b)	2,651,000	2,657,243
Macquarie Bank Ltd., 4.88%, 6/10/2025(b)	285,000	319,722
Macquarie Group Ltd., 1.66%, 3/27/2024 (3MO LIBOR + 135.0bps)(a),(b)	2,000,000	2,022,677
Metropolitan Life Global Funding I, 0.63%, 1/13/2023 (SOFRRATE + 57.0bps)(a),(b)	500,000	499,221
Mitsubishi UFJ Financial Group, Inc., 1.41%, 7/17/2025	1,000,000	1,024,203
Mizuho Financial Group, Inc., 1.11%, 7/16/2023 (3MO LIBOR + 84.0bps)(a)	975,000	975,968
Nationwide Building Society, 3.62%, 4/26/2023 (3MO LIBOR + 181.1bps)(a),(b)	3,000,000	3,132,645
Nationwide Mutual Insurance Co., 2.60%, 12/15/2024 (3MO LIBOR + 229.0bps)(a),(b)	2,525,000	2,519,611
NatWest Markets plc, 1.71%, 9/29/2022 (3MO LIBOR + 140.0bps)(a),(b)	1,000,000	1,004,895

YORKTOWN SHORT TERM BOND FUND

SCHEDULE OF INVESTMENTS, Continued

	Principal Amount	Fair Value
New York Life Global Funding, 0.71%, 7/12/2022 (3MO LIBOR + 44.0bps)(a),(b)	$2,360,000	$2,374,553
Nordea Bank Abp, 2.55%, 8/30/2023 (3MO LIBOR + 94.0bps)(a),(b)	1,000,000	1,003,095
Opus Bank, 5.50%, 7/1/2026(a)	228,000	232,788
Pacific Premier Bancorp, Inc., 5.75%, 9/3/2024	1,700,000	1,808,805
Park Aerospace Holdings Ltd., 4.50%, 3/15/2023(b)	2,500,000	2,346,446
Pershing Square Holdings Ltd., 5.50%, 7/15/2022(b)	3,000,000	3,172,200
Pinnacle Bank, 4.88%, 7/30/2025 (3MO LIBOR + 312.8bps)(a)	3,400,000	3,396,161
Pinnacle Financial Partners, Inc., 5.25%, 11/16/2026 (3MO LIBOR + 388.4bps)(a),(b)	255,000	254,858
Preferred Bank, 6.00%, 6/15/2026 (3MO LIBOR + 467.3bps)(a)	400,000	402,566
Principal Life Global Funding II, 1.25%, 6/23/2025(b)	1,000,000	1,022,560
Protective Life Global Funding, 1.08%, 6/9/2023(b)	500,000	507,878
Reliance Standard Life Global Funding II, 2.15%, 1/21/2023(b)	500,000	512,117
Reliance Standard Life Global Funding II, 2.50%, 10/30/2024(b)	500,000	516,605
Royal Bank of Scotland Group plc, 3.50%, 5/15/2023(a)	2,000,000	2,091,807
Royal Bank of Scotland Group plc, 5.13%, 5/28/2024	1,000,000	1,104,324
Royal Bank of Scotland Group plc, 1.85%, 6/25/2024 (3MO LIBOR + 155.0bps)(a)	3,000,000	3,015,026
Santander Holdings USA, Inc., 3.50%, 6/7/2024	2,500,000	2,680,734
Santander UK plc, 5.00%, 11/7/2023(b)	1,000,000	1,100,625
Signature Bank, 5.30%, 4/22/2026 (3MO LIBOR + 392.0bps)(a)	165,000	166,923
Simmons First National Corp., 5.00%, 4/1/2028 (3MO LIBOR + 215.0bps)(a)	2,500,000	2,533,357
Societe Generale SA, 5.00%, 1/17/2024(b)	3,345,000	3,668,381
Societe Generale SA, 4.25%, 4/14/2025(b)	3,000,000	3,239,466
Southside Bancshares, Inc., 5.50%, 9/30/2026 (3MO LIBOR + 429.7bps)(a)	1,120,000	1,128,500
Standard Chartered plc, 3.95%, 1/11/2023	1,250,000	1,305,799
Standard Chartered plc, 3.95%, 1/11/2023(b)	2,000,000	2,089,279
Standard Chartered plc, 4.25%, 1/20/2023 (3MO LIBOR + 115.0bps)(a),(b)	2,000,000	2,081,827
Stifel Financial Corp., 4.25%, 7/18/2024	3,000,000	3,241,478
Sumitomo Mitsui Financial Group, Inc., 1.07%, 10/16/2023 (3MO LIBOR + 80.0bps)(a)	1,000,000	1,000,613
Sumitomo Mitsui Financial Group, Inc., 1.47%, 7/8/2025	500,000	511,394
SunTrust Bank, 3.20%, 4/1/2024	1,000,000	1,097,146
Synchrony Financial, 4.38%, 3/19/2024	3,000,000	3,192,153
Synovus Bank/Columbus, GA, 2.29%, 2/10/2023 (SOFRRATE + 945.0bps)(a)	250,000	254,409

YORKTOWN SHORT TERM BOND FUND

SCHEDULE OF INVESTMENTS, Continued

	Principal Amount	Fair Value
TCF National Bank, 6.25%, 6/8/2022	$1,000,000	$1,054,886
UBS AG, 0.83%, 12/1/2020 (3MO LIBOR + 48.0bps)(a),(b)	2,000,000	2,002,378
UBS Group AG, 1.01%, 7/30/2024 (H15TY + 83.0bps)(a),(b)	1,000,000	1,005,499
UniCredit SpA, 6.57%, 1/14/2022(b)	2,000,000	2,126,526
UniCredit SpA, 3.75%, 4/12/2022(b)	4,500,000	4,644,789
United Community Banks, Inc., MTN, 5.00%, 2/14/2022 (3MO LIBOR + 381.4bps)(a)	500,000	498,825
United Financial Bancorp, Inc., 5.75%, 10/1/2024	2,100,000	2,378,869
Valley National Bancorp, 5.13%, 9/27/2023	1,030,000	1,107,378
Wachovia Capital Trust II, 0.78%, 1/15/2027 (3MO LIBOR + 50.0bps)(a),(b)	2,000,000	1,791,680
Webster Financial Corp., 4.38%, 2/15/2024	3,000,000	3,175,155
Wells Fargo & Co., MTN, 1.65%, 6/2/2024 (SOFRRATE + 160.0bps)(a)	1,000,000	1,019,765
WSFS Financial Corp., 4.50%, 6/15/2026(a)	250,000	253,201
WT Holdings, Inc., 7.00%, 4/30/2023(b)	3,000,000	3,061,470
		231,630,098
Health Care — 2.57%
Blue Cross & Blue Shield of Minnesota, 3.79%, 5/1/2025(b)	661,000	718,910
HCA, Inc., 5.00%, 3/15/2024	2,000,000	2,254,806
Highmark, Inc., 4.75%, 5/15/2021(b)	2,500,000	2,570,193
Perrigo Co. plc, 4.00%, 11/15/2023	3,000,000	3,153,019
Perrigo Finance Unlimited Co., 3.90%, 12/15/2024	2,000,000	2,171,160
Universal Health Services, Inc., 5.00%, 6/1/2026(b)	1,270,000	1,327,391
Upjohn, Inc., 1.65%, 6/22/2025(b)	500,000	514,786
		12,710,265
Industrials — 1.36%
Air Canada Pass Through Trust, Series 2013-1, Class B, 5.38%, 5/15/2021(b)	227,789	207,574
American Airlines, Inc. Pass Through Trust, Series 2013-1, Class B, 5.63%, 1/15/2021(b)	522,818	446,027
American Airlines, Inc. Pass Through Trust, Series 2014-1, Class B, 4.38%, 10/1/2022	68,792	50,291
Boeing Co. (The), 4.51%, 5/1/2023	1,000,000	1,046,090
Caterpillar Financial Services Corp., 0.91%, 6/6/2022 (3MO LIBOR + 59bps)(a)	650,000	654,913
Continental Airlines Pass Through Trust, Series 2012-2, Class B, 5.50%, 10/29/2020	81,993	79,373
Continental Airlines Pass Through Trust, Series 2000-1A1, Class A-1, 8.05%, 11/1/2020	4	4
Continental Airlines Pass Through Trust, Series 2000-2A1, Class A-1, 7.71%, 4/2/2021	54,381	53,670
Continental Airlines Pass Through Trust, Series 2007-1, Class A, 5.98%, 4/19/2022	221,606	212,454
Delta Air Lines Pass Through Trust, Series 2007-1, Class A, 6.82%, 8/10/2022	914,229	897,951

YORKTOWN SHORT TERM BOND FUND

SCHEDULE OF INVESTMENTS, Continued

	Principal Amount	Fair Value
Delta Air Lines Pass Through Trust, Series 2002-1, Class G-1, 6.72%, 1/2/2023	$30,821	$30,248
Delta Air Lines Pass Through Trust, Series 2015-1, Class B, 4.25%, 7/30/2023	83,971	76,935
United Airlines Pass Through Trust, Series 2014-1, Class B, 4.75%, 4/11/2022	130,806	113,981
United Parcel Service, Inc., 0.75%, 4/1/2023 (3MO LIBOR + 45.0bps)(a)	2,030,000	2,042,013
US Airways Pass Through Trust, Series 2012-2, Class B, 6.75%, 6/3/2021	1,001,036	828,384
		6,739,908
Materials — 0.10%
Syngenta Finance NV, 3.13%, 3/28/2022	500,000	510,280

Real Estate — 0.32%
SBA Tower Trust, Series 2019-1C, Class 1C, 2.84%, 1/15/2025(b)	1,500,000	1,569,958

Technology — 4.44%
Broadcom, Inc., 3.63%, 10/15/2024	2,000,000	2,185,118
Dell International LLC/EMC Corp., 4.42%, 6/15/2021(b)	720,000	739,928
Dell International LLC/EMC Corp., 5.45%, 6/15/2023(b)	1,000,000	1,102,330
Dell International LLC/EMC Corp., 4.00%, 7/15/2024(b)	2,700,000	2,930,336
DXC Technology Co., 4.45%, 9/18/2022	3,000,000	3,139,095
HP, Inc., 2.20%, 6/17/2025	1,000,000	1,048,356
Leidos Holdings, Inc., 4.45%, 12/1/2020	2,085,000	2,093,601
Leidos, Inc., 2.95%, 5/15/2023(b)	1,725,000	1,820,522
Microchip Technology, Inc., 2.67%, 9/1/2023(b)	1,000,000	1,034,732
NXP Funding LLC, 4.13%, 6/1/2021(b)	1,550,000	1,592,952
Seagate HDD Cayman, 4.88%, 3/1/2024	1,000,000	1,088,040
Western Union Co. (The), 2.85%, 1/10/2025	3,000,000	3,166,554
		21,941,564
Utilities — 0.83%
Enel Finance International NV, 2.65%, 9/10/2024	1,000,000	1,052,994
Pacific Gas and Electric Co., 1.75%, 6/16/2022	1,000,000	1,003,939
Pinnacle West Capital Corp., 1.30%, 6/15/2025	2,000,000	2,051,683
		4,108,616
Total Corporate Bonds and Notes
(Cost $319,068,399)		324,646,855

ASSET BACKED SECURITIES — 29.40%
321 Henderson Receivables I LLC, Series 2006-4A, Class A1, 0.38%, 12/15/2041 (1MO LIBOR + 20.0bps)(a),(b)	569,756	562,506
321 Henderson Receivables I LLC, Series 2007-1A, Class A1, 0.38%, 3/15/2042 (1MO LIBOR + 20.0bps)(a),(b)	3,196,027	3,014,882
321 Henderson Receivables I LLC, Series 2004-A, Class A1, 0.53%, 9/15/2045 (1MO LIBOR + 35.0bps)(a),(b)	759,537	743,877
ACC Trust, Series 2019-2, Class A, 2.82%, 4/20/2022(b)	906,044	909,036

YORKTOWN SHORT TERM BOND FUND

SCHEDULE OF INVESTMENTS, Continued

	Principal Amount	Fair Value
Access Group, Inc., Series 2013-1, Class A, 0.68%, 2/25/2036 (1MO LIBOR + 5.0bps)(a),(b)	$508,553	$497,752
American Credit Acceptance Receivables Trust, Series 2019-2, Class D, 3.41%, 12/10/2021(b)	1,250,000	1,285,817
American Credit Acceptance Receivables Trust, Series 2017-3, Class D, 3.43%, 10/10/2023(b)	1,987,680	1,997,871
American Credit Acceptance Receivables Trust, Series 2018-1, Class C, 3.55%, 4/10/2024(b)	141,058	141,497
American Credit Acceptance Receivables Trust, Series 2018-2, Class D, 4.07%, 7/10/2024(b)	3,000,000	3,084,833
American Credit Acceptance Receivables Trust, Series 2018-3, Class D, 4.14%, 10/15/2024(b)	273,000	280,839
American Credit Acceptance Receivables Trust, Series 2020-1, Class D, 2.39%, 3/13/2026(b)	2,500,000	2,506,898
AmeriCredit Automobile Receivables Trust, Series 2019-2, Class D, 2.99%, 6/18/2025	3,000,000	3,095,446
Applebee’s/IHOP Funding LLC, Series 2019-1A, Class A2I, 4.19%, 6/5/2024(a),(b)	2,000,000	1,730,630
Ascentium Equipment Receivables Trust, Series 2017-1A, Class D, 3.80%, 1/10/2024(b)	210,000	213,216
Ascentium Equipment Receivables Trust, Series 2019-2A, Class D, 2.85%, 11/10/2026(b)	2,287,000	2,289,846
Bank of The West Auto Trust, Series 2017-1, Class B, 2.62%, 11/15/2023(b)	1,400,000	1,434,666
BCC Funding XIV LLC, Series 2018-1A, Class A2, 2.96%, 6/20/2023(b)	449,705	451,705
BFNS LLC, Series 2019-1A, Class X, 2.12%, 3/25/2030 (3MO LIBOR + 90.0bps)(a),(b)	2,100,000	2,085,869
Brazos Higher Education Authority, Inc., Series 2006-2, Class A10, 0.42%, 6/25/2026(a)	1,197,081	1,179,735
Brazos Student Finance Corp., Series 2009-1, Class AS, 3.72%, 12/27/2039 (3MO LIBOR + 250.0bps)(a),(b)	273,073	278,487
Canadian Pacer Auto Receivables Trust, Series 2019-1A, Class B, 3.16%, 10/21/2024(b)	1,360,000	1,404,676
Carvana Auto Receivables Trust, Series 2019-3A, Class D, 3.04%, 12/15/2023(b)	2,000,000	2,035,242
Carvana Auto Receivables Trust, Series 2019-4A, Class D, 3.07%, 3/15/2024(b)	1,906,000	1,940,635
Carvana Auto Receivables Trust, Series 2019-2A, Class D, 3.28%, 1/15/2025(a),(b)	3,000,000	3,055,450

YORKTOWN SHORT TERM BOND FUND

SCHEDULE OF INVESTMENTS, Continued

	Principal Amount	Fair Value
Carvana Auto Receivables Trust, Series 2020-N1A, Class C, 2.45%, 6/16/2025(b)	$3,000,000	$3,046,090
CCG Receivables Trust, Series 2019-1, Class B, 3.22%, 9/14/2026(b)	1,750,000	1,799,550
CCG Receivables Trust, Series 2019-2, Class C, 2.89%, 3/15/2027(b)	1,000,000	1,008,844
CLI Funding LLC, Series 2018-1H, Class A, 6.02%, 8/19/2043(b)	148,407	152,278
CLI Funding LLC, Series 2019-1A, Class A, 3.71%, 5/18/2044(b)	1,326,626	1,327,776
Conn’s Receivables Funding LLC, Series 2019-B, Class A, 2.66%, 11/15/2021(b)	560,503	553,277
Conn’s Receivables Funding LLC, Series 2019-A, Class A, 3.40%, 10/16/2023(b)	142,031	142,092
CPS Auto Receivables Trust, Series 2018-A, Class C, 3.05%, 2/16/2021(b)	268,637	270,815
CPS Auto Receivables Trust, Series 2017-C, Class D, 3.79%, 6/15/2023(b)	500,000	508,864
CPS Auto Receivables Trust, Series 2020-B, Class C, 3.30%, 4/15/2026(b)	1,000,000	1,031,821
Credit Acceptance Auto Loan Trust, Series 2019-1A, Class C, 3.94%, 12/15/2022(b)	115,000	119,288
Credit Acceptance Auto Loan Trust, Series 2018-2A, Class C, 4.16%, 9/15/2027(b)	3,000,000	3,102,068
Credit Acceptance Auto Loan Trust, Series 2020-1A, Class C, 2.59%, 6/15/2029(b)	1,500,000	1,487,627
Cronos Containers Program Ltd., Series 2014-1A, Class A, 3.04%, 7/18/2023(b)	773,832	762,360
Cronos Containers Program Ltd., Series 2013-1A, Class A, 3.08%, 4/18/2028(b)	1,622,500	1,601,185
Cronos Containers Program Ltd., Series 2014-2A, Class A, 3.27%, 11/18/2029(b)	2,800,000	2,763,263
Drive Auto Receivables Trust, Series 2018-2, Class D, 4.14%, 8/15/2024	1,000,000	1,037,268
Drive Auto Receivables Trust, Series 2018-3, Class C, 3.72%, 9/16/2024	2,884,310	2,913,447
DT Auto Owner Trust, Series 2017-1A, Class D, 3.55%, 11/15/2022(b)	158,404	159,153
DT Auto Owner Trust, Series 2019-4A, Class D, 2.85%, 6/15/2023(b)	500,000	507,030
DT Auto Owner Trust, Series 2018-2A, Class D, 4.15%, 3/15/2024(b)	3,000,000	3,069,157
DT Auto Owner Trust, Series 2019-2A, Class D, 3.48%, 2/18/2025(b)	1,000,000	1,025,270
DT Auto Owner Trust, Series 2020-2A, Class C, 3.28%, 3/16/2026(b)	500,000	523,436
ECAF I Ltd., Series 2015-1A, Class B, 5.80%, 6/15/2022(b)	1,102,546	723,370
ECMC Group Student Loan Trust, Series 2018-2A, Class A, 0.98%, 9/25/2068 (1MO LIBOR + 80.0bps)(a),(b)	413,976	401,547

YORKTOWN SHORT TERM BOND FUND

SCHEDULE OF INVESTMENTS, Continued

	Principal Amount	Fair Value
Edsouth Indenture No. 6 LLC, Series 2014-2, Class A, 0.86%, 5/25/2039(a),(b)	$596,711	$582,866
Element Rail Leasing I LLC, Series 2014-1A, Class A2, 3.67%, 4/14/2021(b)	3,500,000	3,529,532
Evergreen Credit Card Trust, Series 2019-3, Class B, 2.36%, 10/16/2023(b)	1,641,000	1,648,197
Evergreen Credit Card Trust, Series 2019-2, Class C, 2.62%, 9/15/2024(b)	500,000	497,538
Exeter Automobile Receivables Trust, Series 2018-4A, Class D, 4.35%, 11/15/2022(b)	355,000	372,157
Exeter Automobile Receivables Trust, Series 2016-1A, Class D, 8.20%, 2/15/2023(b)	1,569,868	1,582,388
Exeter Automobile Receivables Trust, Series 2019-1A, Class B, 3.45%, 2/15/2023(b)	360,075	362,108
Exeter Automobile Receivables Trust, Series 2018-3A, Class C, 3.71%, 6/15/2023(b)	432,000	435,836
Exeter Automobile Receivables Trust, Series 2019-2A, Class D, 3.71%, 3/17/2025(b)	2,000,000	2,061,262
Fair Square Issuance Trust, Series 2020-AA, Class A, 2.90%, 1/20/2023(b)	2,000,000	2,014,644
Financial Institution Note Securitization Ltd., Series 2019-1A, Class A, 3.90%, 7/17/2034(a),(b)	2,000,000	2,005,000
First Investors Auto Owner Trust, Series 2019-2A, Class D, 2.80%, 10/16/2023(b)	1,460,000	1,473,657
First Investors Auto Owner Trust, Series 2017-3A, Class D, 3.44%, 3/15/2024(b)	2,777,000	2,833,660
Flagship Credit Auto Trust, Series 2017-2, Class B, 2.57%, 4/15/2023(b)	114,316	114,417
Flagship Credit Auto Trust, Series 2019-2, Class D, 3.53%, 10/16/2023(b)	305,000	313,742
Flagship Credit Auto Trust, Series 2018-1, Class C, 3.39%, 1/16/2024(b)	200,000	204,489
Flagship Credit Auto Trust, Series 2018-3, Class C, 3.79%, 12/16/2024(b)	3,000,000	3,091,957
Flagship Credit Auto Trust, Series 2020-2, Class C, 3.80%, 4/15/2026(b)	250,000	264,730
Foursight Capital Automobile Receivables Trust, Series 2018-1, Class B, 3.53%, 4/17/2023(b)	1,500,000	1,525,411
Foursight Capital Automobile Receivables Trust, Series 2019-1, Class D, 3.27%, 6/15/2025(b)	750,000	769,627
Foursight Capital Automobile Receivables Trust, Series 2020-1, Class D, 2.60%, 1/15/2026(b)	500,000	495,802
GLS Auto Receivables Issuer Trust, Series 2018-1A, Class A, 2.82%, 7/15/2022(b)	61,881	62,070
GLS Auto Receivables Issuer Trust, Series 2020-1A, Class C, 2.72%, 11/15/2023(b)	1,500,000	1,513,718

YORKTOWN SHORT TERM BOND FUND

SCHEDULE OF INVESTMENTS, Continued

	Principal Amount	Fair Value
GLS Auto Receivables Issuer Trust, Series 2019-3A, Class B, 2.72%, 6/17/2024(b)	$3,000,000	$3,047,524
GLS Auto Receivables Issuer Trust, Series 2019-2A, Class C, 3.54%, 2/18/2025(b)	2,000,000	2,050,315
GLS Auto Receivables Issuer Trust, Series 2019-4A, Class C, 3.06%, 8/15/2025(b)	1,000,000	1,016,387
GM Financial Consumer Automobile Trust, Series 2017-1A, Class B, 2.30%, 6/16/2023(b)	200,000	201,398
Hertz Fleet Lease Funding LP, Series 2019-1, Class E, 4.62%, 10/11/2022(b)	255,000	240,913
Hertz Fleet Lease Funding LP, Series 2019-1, Class C, 3.09%, 1/10/2033(b)	1,000,000	962,221
HOA Funding LLC, Series 2014-1A, Class A2, 4.85%, 8/20/2021(b)	1,988,764	1,832,704
Hyundai Auto Lease Securitization Trust, Series 2018-B, Class A4, 3.20%, 6/15/2022(b)	261,000	263,864
Hyundai Auto Receivables Trust, Series 2016-B, Class C, 2.19%, 11/15/2022	125,000	126,212
Hyundai Auto Receivables Trust, Series 2020-B, Class C, 1.60%, 12/15/2026	1,000,000	1,005,014
KnowledgeWorks Foundation, Series 2010-1, Class A, 2.63%, 2/25/2042 (3MO LIBOR + 95.0bps)(a)	667,132	661,641
Kubota Credit Owner Trust, Series 2019-1A, Class A4, 2.50%, 3/16/2026(b)	2,000,000	2,074,529
Longtrain Leasing III LLC, Series 2015-1A, Class A2, 4.06%, 1/15/2045(b)	2,940,571	2,994,317
Longtrain Leasing III LLC, Series 2015-1A, Class A1, 2.98%, 1/15/2045(b)	215,879	217,398
Marlin Receivables LLC, Series 2018-1A, Class D, 3.99%, 7/20/2023(b)	911,000	911,002
Master Credit Card Trust II, Series 2020-1A, Class C, 2.59%, 3/21/2023(b)	1,000,000	994,094
Navient Student Loan Trust, Series 2018-EA, Class A1, 3.43%, 5/16/2022(b)	237,377	238,431
Navistar Financial Dealer Note Master Owner, Series 2019-1, Class B, 0.93%, 5/25/2024 (1MO LIBOR + 75.0bps)(a),(b)	1,000,000	998,387
Northstar Education Finance, Inc., Series 2007-1, Class A2, 1.64%, 1/29/2046 (3MO LIBOR + 75.0bps)(a)	867,880	854,201
OneMain Direct Auto Receivables Trust, Series 2018-1A, Class B, 3.71%, 4/14/2025(b)	825,000	840,951
Pawnee Equipment Receivables LLC, Series 2019-1, Class C, 2.61%, 8/15/2023(b)	1,000,000	962,736
Pawnee Equipment Receivables LLC, Series 2019-1, Class D, 2.86%, 10/15/2024(b)	1,180,000	1,124,397
PFS Financing Corp., Series 2019-C, Class B, 2.42%, 10/15/2024(b)	1,000,000	1,017,509
Planet Fitness Master Issuer LLC, Series 2018-1A, Class A2II, 4.67%, 9/5/2025(b)	943,200	948,644

YORKTOWN SHORT TERM BOND FUND

SCHEDULE OF INVESTMENTS, Continued

	Principal Amount	Fair Value
Planet Fitness Master Issuer LLC, Series 2018-1A, Class A2I, 4.26%, 9/5/2048(b)	$265,275	$266,429
Santander Drive Auto Receivables Trust, Series 2016-2, Class D, 3.39%, 4/15/2022	566,960	570,351
Santander Drive Auto Receivables Trust, Series 2016-3, Class D, 2.80%, 8/15/2022	1,250,000	1,261,295
Santander Drive Auto Receivables Trust, Series 2020-2, Class C, 1.46%, 9/15/2025	1,000,000	1,011,679
Santander Revolving Auto Loan Trust, Series 2019-A, Class D, 3.45%, 1/26/2032(b)	1,000,000	1,020,200
SCF Equipment Leasing LLC, Series 2019-2A, Class A2, 2.47%, 4/20/2026(b)	675,000	679,569
SCF Equipment Leasing LLC, Series 2018-1A, Class C, 4.21%, 4/20/2027(b)	225,000	229,874
Sequoia Mortgage Trust, Series 2012-3, Class A2, 3.00%, 7/25/2042(a)	11,694	12,064
Solarcity LMC Series VI LLC, Series 2016-A, Class B, 6.85%, 3/21/2022(b)	2,570,806	2,529,777
Textainer Marine Containers Ltd., Series 2018-1A, Class A, 4.11%, 7/20/2043(b)	1,712,000	1,746,784
Textainer Marine Containers Ltd., Series 2019-1A, Class A, 3.96%, 4/20/2044(b)	1,125,000	1,146,881
Toyota Auto Loan Extended Note Trust, Series 2020-1A, Class A, 1.35%, 5/25/2033(b)	1,000,000	1,026,730
Transportation Finance Equipment Trust, Series 2019-1, Class D, 2.57%, 1/25/2027(b)	1,500,000	1,479,010
TRIP Rail Master Funding LLC, Series 2017-1A, Class A2, 3.74%, 4/15/2024(b)	1,000,000	985,295
TRIP Rail Master Funding LLC, Series 2011-1A, Class A2, 6.02%, 7/15/2041(b)	599,097	609,941
TRIP Rail Master Funding LLC, Series 2017-1A, Class A1, 2.71%, 8/15/2047(b)	626,228	623,643
United Auto Credit Securitization Trust, Series 2020-1, Class C, 2.15%, 2/10/2025(b)	1,000,000	1,009,868
Westlake Automobile Receivables Trust, Series 2018-1A, Class E, 4.53%, 5/15/2023(b)	3,330,000	3,404,102
Westlake Automobile Receivables Trust, Series 2018-3A, Class D, 4.00%, 10/16/2023(b)	3,825,000	3,951,758
Westlake Automobile Receivables Trust, Series 2019-2A, Class D, 3.20%, 11/15/2024(b)	1,500,000	1,537,813
World Financial Network Credit Card Master Trust, Series 2019-B, Class A, 2.49%, 4/15/2026	250,000	257,193
World Financial Network Credit Card Master Trust, Series 2019-C, Class A, 2.21%, 7/15/2026	391,000	400,142

Total Asset Backed Securities
(Cost $145,199,741)		145,358,282

YORKTOWN SHORT TERM BOND FUND

SCHEDULE OF INVESTMENTS, Continued

	Principal Amount	Fair Value
MUNICIPAL BONDS — 0.19%
Utah — 0.19%
Utah State Board of Regents Student Loan Revenue Bond, Series A-3, 2.61%, 5/1/2035 (3MO LIBOR + 85.0bps)(a)	$950,000	$931,570

Total Municipal Bonds
(Cost $949,283)		931,570

U.S. GOVERNMENT & AGENCIES — 0.21%
Fannie Mae, Pool #FM3778, 2.50%, 8/1/2050	1,000,000	1,058,578

Total U.S. Government & Agencies
(Cost $1,056,534)		1,058,578

COLLATERALIZED LOAN OBLIGATIONS — 2.80%
AMMC CLO 15 Ltd., Series 2014-15A, Class AXRR, 2.17%, 1/15/2032 (3MO LIBOR + 95.0bps)(a),(b)	1,750,000	1,750,000
Apidos CLO XX, Series 2015-20A, Class A1RA, 2.28%, 7/16/2031 (3MO LIBOR + 110.0bps)(a),(b)	3,000,000	2,918,358
Goldentree Loan Management US CLO 5 Ltd., Series 2019-5A, Class X, 1.64%, 10/20/2032 (3MO LIBOR + 50.0bps)(a),(b)	933,333	928,007
Halcyon Loan Advisors Funding, Series 2017-1A, Class A1B, 2.27%, 6/25/2029 (3MO LIBOR + 128.0bps)(a),(b)	500,000	492,453
Hildene TruPS Financials Note Securitization, Series 2019-2A, Class A1, 3.44%, 5/22/2039 (3MO LIBOR + 176.0bps)(a),(b)	1,932,051	1,835,448
Northwoods Capital XVII Ltd., Series 2018-17A, Class A, 2.16%, 4/22/2031 (3MO LIBOR + 106.0bps)(a),(b)	3,000,000	2,930,027
Symphony CLO XVIII Ltd., Series 2016-18A, Class AR, 2.19%, 1/23/2028 (3MO LIBOR + 115.0bps)(a),(b)	3,000,000	2,969,204

Total Collateralized Loan Obligations
(Cost $14,048,249)		13,823,497

YORKTOWN SHORT TERM BOND FUND

SCHEDULE OF INVESTMENTS, Continued

	Principal Amount	Fair Value
COMMERCIAL PAPER — 0.41%
Romulus Funding Corp., 0.35%, 8/3/2020(c)	$2,000,000	$1,999,903

Total Commercial Paper
(Cost $1,999,961)		1,999,903

Total Investments — 98.68%
(Cost $482,322,167)		487,818,685
Other Assets in Excess of Liabilities — 1.32%		6,532,749
Net Assets — 100.00%		$494,351,434

(a)

Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of July 31, 2020. For securities based on a published reference rate and spread, the reference rate and spread (in basis points) are indicated parenthetically. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities, therefore, do not indicate a reference rate and spread.

(b)

Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. The total fair value of these securities as July 31, 2020 was $289,304,496, representing 58.53% of net assets.

(c)	Rate disclosed is the effective yield at the time of purchase.

MTN – Medium Term Note

The accompanying notes are an integral part of these financial statements.

Yorktown Master Allocation Fund

SCHEDULE OF INVESTMENTS

July 31, 2020
(Unaudited)

Fund Holdings (as a percentage of net assets)

Growth Funds	39.50%
Income Funds	36.40%
Small Cap Funds	23.00%
Other	1.10%
100.00%

	Shares	Fair Value
INVESTMENT COMPANIES — 98.90%(a)
Income Funds — 36.40%
Yorktown Capital Income Fund, Institutional Class	183,212	$5,690,571

Growth Funds — 39.50%
Yorktown Growth Fund, Institutional Class	346,444	6,173,635

Small Cap Funds — 23.00%
Yorktown Small Cap Fund, Institutional Class	289,499	3,595,579

Total Investment Companies
(Cost $11,030,112)		15,459,785
Total Investments — 98.90%
(Cost $11,030,112)		15,459,785
Other Assets in Excess of Liabilities — 1.10%		171,343
Net Assets — 100.00%		$15,631,128

(a)	Affiliated Issuer.

The accompanying notes are an integral part of these financial statements.

Yorktown Small Cap Fund

SCHEDULE OF INVESTMENTS

July 31, 2020
(Unaudited)

Fund Holdings (as a percentage of net assets)

Technology	23.59%
Consumer Discretionary	23.36%
Industrials	16.64%
Health Care	14.60%
Communications	5.59%
Financials	4.67%
Utilities	2.27%
Real Estate	1.75%
Materials	1.51%
Other	6.02%
100.00%

	Shares	Fair Value
COMMON STOCKS — 93.98%
Communications — 5.59%
Iridium Communications, Inc.(a)	16,600	$454,674
TechTarget, Inc.(a)	28,700	1,041,523
		1,496,197
Consumer Discretionary — 23.36%
America’s Car-Mart, Inc.(a)	6,000	570,960
Caesars Entertainment, Inc.(a)	9,670	300,253
Choice Hotels International, Inc.	9,090	763,924
Dick’s Sporting Goods, Inc.	6,400	291,968
Lithia Motors, Inc., Class A	4,600	1,054,090
Meritage Homes Corp.(a)	9,000	892,620
Shake Shack, Inc., Class A(a)	8,300	402,965
Stitch Fix, Inc., Class A(a)	11,000	243,650
Wingstop, Inc.	7,800	1,218,750
Winnebago Industries, Inc.	8,500	513,485
		6,252,665
Financials — 4.67%
Artisan Partners Asset Management, Inc., Class A	8,000	289,840
First American Financial Corp.	9,900	504,999
LPL Financial Holdings, Inc.	1,000	79,020
Main Street Capital Corp. - BDC	12,400	375,844
		1,249,703
Health Care — 14.60%
CRISPR Therapeutics AG(a)	7,200	615,312
Intellia Therapeutics, Inc.(a)	13,200	235,092
Jounce Therapeutics, Inc.(a)	43,000	196,940
Neogen Corp.(a)	5,500	422,235
NeoGenomics, Inc.(a)	19,000	726,370
Repligen Corp.(a)	4,000	603,640
Sinovac Biotech Ltd.(a),(b)	74,893	484,558
Tenet Healthcare Corp.(a)	10,700	282,908
Twist Bioscience Corp.(a)	6,100	341,844
		3,908,899
Industrials — 16.64%
Douglas Dynamics, Inc.	12,180	430,563
FTI Consulting, Inc.(a)	3,672	438,584
Knight-Swift Transportation Holdings, Inc.	10,200	443,598
Mesa Laboratories, Inc.	1,719	407,300
Mueller Industries, Inc.	20,966	586,209
Novanta, Inc.(a)	9,200	953,856
NV5 Global, Inc.(a)	11,600	658,184
Shyft Group, Inc. (The)	5,000	94,400
TriNet Group, Inc.(a)	6,700	442,200
		4,454,894

YORKTOWN SMALL CAP FUND

SCHEDULE OF INVESTMENTS, Continued

	Shares	Fair Value
Materials — 1.51%
Schweitzer-Mauduit International, Inc.	12,400	$403,372

Real Estate — 1.75%
Getty Realty Corp.	15,850	469,635

Technology — 23.59%
Amkor Technology, Inc.(a)	22,000	299,090
AudioCodes Ltd.	34,000	1,227,060
EVERTEC, Inc.	17,600	546,480
Fabrinet(a)	16,200	1,176,606
Lattice Semiconductor Corp.(a)	14,000	435,260
Magic Software Enterprises Ltd.	10,000	119,900
ManTech International Corp., Class A	4,000	278,320
Morningstar, Inc.	4,000	672,160
Perion Network Ltd.(a)	44,000	261,800
Power Integrations, Inc.	4,300	524,729
Rambus, Inc.(a)	15,000	221,400
Smith Micro Software, Inc.(a)	59,000	243,670
TTEC Holdings, Inc.	6,500	308,490
		6,314,965
Utilities — 2.27%
Chesapeake Utilities Corp.	7,200	608,328

Total Common Stocks
(Cost $20,393,762)		25,158,658

Total Investments — 93.98%
(Cost $20,393,762)		25,158,658
Other Assets in Excess of Liabilities — 6.02%		1,611,801
Net Assets — 100.00%		$26,770,459

(a)	Non-income producing security.

(b)	Illiquid security. The total fair value of these securities as of July 31, 2020 was $484,558, representing 1.81% of net assets.

BDC – Business Development Company

The accompanying notes are an integral part of these financial statements.

YORKTOWN FUNDS

Statements of Assets and Liabilities

July 31, 2020
(Unaudited)

	Growth Fund	Capital Income Fund	Multi-Asset Income Fund
Assets:
Investments in unaffiliated issuers at value (identified cost of $41,197,421, $21,117,743, and $521,867,472, respectively)	$60,790,122	$22,755,100	$511,626,531
Total investments	60,790,122	22,755,100	511,626,531

Cash	588,600	283,227	627,644
Dividends and interest receivable	7,074	39,482	5,312,339
Reclaims receivable	22,470	7,024	—
Receivable for shareholder purchases	1,575	13,708	326,909
Other assets	29,543	27,977	60,360
Total assets	61,439,384	23,126,518	517,953,783

Liabilities:
Payable for shareholder redemptions	43,728	657	648,075
Payable for securities purchased	—	—	1,052,775
Accrued distribution fees	24,234	7,977	250,522
Accrued advisory fees	38,264	743	174,113
Accrued accounting service and transfer agent fees	11,098	9,146	73,944
Other accrued expenses	10,636	6,051	75,389

Total liabilities	127,960	24,574	2,274,818
Net assets	$61,311,424	$23,101,944	$515,678,965

YORKTOWN FUNDS

STATEMENTS OF ASSETS AND LIABILITIES, Continued

	Growth Fund	Capital Income Fund	Multi-Asset Income Fund
Shares of beneficial interest (unlimited number of shares authorized; no par value)
Institutional Class: Shares outstanding	1,307,152	369,681	18,449,400
Net assets	$23,295,972	$11,481,613	$181,121,265
Net asset value per share	$17.82	$31.06	$9.82
Class A: Shares outstanding	519,185	94,353	8,111,848
Net assets	$8,665,512	$2,829,386	$75,677,062
Net asset value per share	$16.69	$29.99	$9.33
Maximum offering price per share	$17.71	$31.82	$9.90
Class L: Shares outstanding	2,249,854	309,533	27,229,716
Net assets	$29,349,940	$8,790,945	$238,525,167
Net asset value per share	$13.05	$28.40	$8.76
Class C: Shares outstanding			2,371,256
Net assets			$20,355,471
Net asset value per share			$8.58

Net assets consist of:
Paid-in capital	35,749,366	22,033,361	708,665,270
Accumulated earnings (deficit)	25,562,058	1,068,583	(192,986,305)

Net assets applicable to outstanding shares of beneficial interest	$61,311,424	$23,101,944	$515,678,965

YORKTOWN FUNDS

STATEMENTS OF ASSETS AND LIABILITIES, Continued

	Short Term Bond Fund	Master Allocation Fund	Small Cap Fund
Assets:
Investments in unaffiliated issuers at value (identified cost of $482,322,167, $— and $20,393,762, respectively)	$487,818,685	$—	$25,158,658
Investments in affiliated issuers at value (identified cost of $—, $11,030,112 and $—, respectively)	—	15,459,785	—
Total investments	487,818,685	15,459,785	25,158,658
Cash	3,513,178	170,594	1,163,729
Dividends and interest receivable	3,051,440	31	3,274
Receivable for securities sold	—	—	465,369
Receivable for shareholder purchases	854,760	694	3,502
Other assets	81,650	22,296	31,923
Total assets	495,319,713	15,653,400	26,826,455

Liabilities:
Payable for shareholder redemptions	400,962	1,754	30,628
Accrued distribution fees	164,968	4,990	1,160
Accrued advisory fees	294,298	3,912	7,324
Accrued accounting service and transfer agent fees	41,282	9,053	9,545
Other accrued expenses	66,769	2,563	7,339
Total liabilities	968,279	22,272	55,996

Net assets	$494,351,434	$15,631,128	$26,770,459

YORKTOWN FUNDS

STATEMENTS OF ASSETS AND LIABILITIES, Continued

	Short Term Bond Fund	Master Allocation Fund	Small Cap Fund
Shares of beneficial interest (unlimited number of shares authorized; no par value)
Institutional Class: Shares outstanding	42,660,945	373,846	2,018,861
Net assets	$179,267,162	$7,893,949	$25,069,163
Net asset value per share	$4.20	$21.12	$12.42
Class A: Shares outstanding	2,939,741	121,992	30,953
Net assets	$11,580,722	$2,329,145	$380,831
Net asset value per share	$3.94	$19.09	$12.30
Maximum offering price per share	$4.03	$20.25	$13.05
Class L: Shares outstanding	84,819,070	320,580	110,717
Net assets	$303,503,550	$5,408,034	$1,320,465
Net asset value per share	$3.58	$16.87	$11.93

Net assets consist of:
Paid-in capital	500,826,639	10,756,170	24,952,716
Accumulated earnings (deficit)	(6,475,205)	4,874,958	1,817,743

Net assets applicable to outstanding shares of beneficial interest	$494,351,434	$15,631,128	$26,770,459

The accompanying notes are an integral part of these financial statements.

YORKTOWN FUNDS

Statements of Operations

For the Six Months Ended July 31, 2020
(Unaudited)

	Growth Fund	Capital Income Fund	Multi-Asset Income Fund
Investment income
Dividends from unaffiliated issuers (net of foreign taxes withheld of $17,576, $1,282, and $5,582, respectively)	$214,615	$261,991	$1,460,487
Interest	9,147	51,328	13,429,708
Total income	223,762	313,319	14,890,195
Expenses
Investment advisory fees	277,263	67,608	1,075,683
Distribution fees
Class A	—	3,508	194,056
Class L	130,228	43,156	1,226,939
Class C			105,416
Transfer agent fees	35,663	24,709	272,897
Accounting service fees	32,568	30,988	60,857
Registration fees	23,298	23,201	38,787
Professional fees	9,046	6,978	39,058
Custodial fees	8,007	3,664	30,150
Trustee fees	4,416	1,803	44,261
Line of credit fees	3,566	3,176	9,372
Shareholder reports	3,346	1,591	27,568
Insurance	1,708	735	18,021
Interest expense	5	—	95
Miscellaneous	18,083	10,580	65,065
Total operating expenses	547,197	221,697	3,208,225
Less expenses voluntarily waived by investment adviser	(24,112)	(14,440)	—
Less expenses waived by investment adviser	—	(9,134)	—
Net operating expenses	523,085	198,123	3,208,225
Net investment income (loss)	(299,323)	115,196	11,681,970
Realized & Change in Unrealized Gain (Loss) on Investments
Net realized gain (loss) from security transactions in unaffiliated issuers	4,799,950	81,090	(41,529,398)
Net realized gain from security transactions in affiliated issuers	—	—	643,804
Change in unrealized depreciation on investments in unaffiliated issuers	(53,033)	(1,533,512)	(28,172,589)
Change in unrealized appreciation (depreciation) on investments in affiliated issuers	—	—	(1,603,486)
Net realized and change in unrealized gain (loss) on investments	4,746,917	(1,452,422)	(70,661,669)
Net increase (decrease) in net assets resulting from operations	$4,447,594	$(1,337,226)	$(58,979,699)

YORKTOWN FUNDS

STATEMENTS OF OPERATIONS, Continued

	Short Term Bond Fund	Master Allocation Fund	Small Cap Fund
Investment income
Dividends from unaffiliated issuers (net of foreign taxes withheld of $—, $— and $420, respectively)	$—	$—	$146,361
Dividends from affiliated issuers	—	33,099	—
Interest	7,807,123	586	3,043
Total income	7,807,123	33,685	149,404
Expenses
Investment advisory fees	1,731,059	22,132	111,768
Distribution fees
Class A	—	2,854	388
Class L	1,181,299	24,817	5,387
Transfer agent fees	145,692	24,256	26,003
Accounting service fees	52,999	30,623	31,188
Registration fees	79,877	23,718	23,920
Professional fees	36,191	6,513	6,602
Custodial fees	25,138	1,496	1,581
Trustee fees	37,255	1,165	2,295
Line of credit fees	8,741	3,080	—
Shareholder reports	12,465	1,475	2,515
Insurance	13,504	510	892
Interest expense	8,798	—	122
Miscellaneous	75,665	4,943	8,160
Total operating expenses	3,408,683	147,582	220,821
Less expenses voluntarily waived by investment adviser	—	—	—
Less expenses waived by investment adviser	(9,495)	—	(72,149)
Net operating expenses	3,399,188	147,582	148,672
Net investment income (loss)	4,407,935	(113,897)	732
Realized & Change in Unrealized Gain (Loss) on Investments
Net realized gain (loss) from security transactions in unaffiliated issuers	(7,355,248)	—	(995,174)
Net realized gain from security transactions in affiliated issuers	—	19,214	—
Change in unrealized depreciation on investments in unaffiliated issuers	(2,052,244)	—	(642,811)
Change in unrealized appreciation (depreciation) on investments in affiliated issuers	—	91,418	—
Net realized and change in unrealized gain (loss) on investments	(9,407,492)	110,632	(1,637,985)
Net increase (decrease) in net assets resulting from operations	$(4,999,557)	$(3,265)	$(1,637,253)

The accompanying notes are an integral part of these financial statements.

YORKTOWN FUNDS

Statements of Changes in Net Assets

	Growth Fund		Capital Income Fund
	For the Six Months Ended July 31, 2020	For the Year Ended January 31, 2020	For the Six Months Ended July 31, 2020	For the Year Ended January 31, 2020
	(Unaudited)		(Unaudited)
Operations:
Net investment income (loss)	$(299,323)	$(346,537)	$115,196	$342,079
Net realized gain (loss) from security transactions	4,799,950	2,388,766	81,090	(683,881)
Change in unrealized appreciation (depreciation) on investments	(53,033)	8,375,397	(1,533,512)	2,671,041
Net increase (decrease) in net assets resulting from operations	4,447,594	10,417,626	(1,337,226)	2,329,239

Distributions:
From earnings:
Institutional Class	—	(1,815,759)	(66,248)	(202,605)
Class A	—	(615,053)	(13,484)	(56,874)
Class L	—	(2,290,601)	(12,688)	(101,776)
	—	(4,721,413)	(92,420)	(361,255)
Capital Transactions — Institutional Class:
Proceeds from shares sold	2,137,794	12,531,206	1,339,567	5,686,201
Reinvestment of distributions	—	1,796,522	64,899	200,072
Amount paid for shares redeemed	(9,162,049)	(8,677,720)	(1,358,074)	(3,542,327)
Total Institutional Class	(7,024,255)	5,650,008	46,392	2,343,946
Capital Transactions — Class A:
Proceeds from shares sold	249,391	553,079	63,679	323,582
Reinvestment of distributions	—	602,073	12,834	54,818
Amount paid for shares redeemed	(1,017,436)	(1,795,300)	(372,843)	(1,075,524)
Total Class A	(768,045)	(640,148)	(296,330)	(697,124)
Capital Transactions — Class L:
Proceeds from shares sold	2,327,211	3,906,313	306,812	453,903
Reinvestment of distributions	—	2,263,656	12,597	100,401
Amount paid for shares redeemed	(2,149,010)	(4,163,119)	(592,141)	(3,248,281)
Total Class L	178,201	2,006,850	(272,732)	(2,693,977)
Net increase (decrease) in net assets resulting from capital share transactions	(7,614,099)	7,016,710	(522,670)	(1,047,155)
Total increase (decrease) in net assets	(3,166,505)	12,712,923	(1,952,316)	920,829

YORKTOWN FUNDS

STATEMENTS OF CHANGES IN NET ASSETS, Continued

	Growth Fund		Capital Income Fund
	For the Six Months Ended July 31, 2020	For the Year Ended January 31, 2020	For the Six Months Ended July 31, 2020	For the Year Ended January 31, 2020
	(Unaudited)		(Unaudited)
Net Assets
Beginning of period	$64,477,929	$51,765,006	$25,054,260	$24,133,431
End of period	$61,311,424	$64,477,929	$23,101,944	$25,054,260

Share Transactions — Institutional Class:
Shares sold	147,828	802,135	45,520	180,619
Shares issued in reinvestment of distributions	—	110,081	2,255	6,243
Shares redeemed	(570,592)	(558,105)	(44,728)	(112,287)
Total Institutional Class	(422,764)	354,111	3,047	74,575
Share Transactions — Class A:
Shares sold	17,250	35,783	2,136	10,437
Shares issued in reinvestment of distributions	—	39,403	462	1,775
Shares redeemed	(70,383)	(117,745)	(12,733)	(34,778)
Total Class A	(53,133)	(42,559)	(10,135)	(22,566)
Share Transactions — Class L:
Shares sold	201,030	319,923	11,079	15,392
Shares issued in reinvestment of distributions	—	188,324	474	3,411
Shares redeemed	(188,352)	(341,063)	(21,235)	(110,382)
Total Class L	12,678	167,184	(9,682)	(91,579)

YORKTOWN FUNDS

STATEMENTS OF CHANGES IN NET ASSETS, Continued

	Multi-Asset Income Fund		Short Term Bond Fund
	For the Six Months Ended July 31, 2020	For the Year Ended January 31, 2020	For the Six Months Ended July 31, 2020	For the Year Ended January 31, 2020
	(Unaudited)		(Unaudited)
Operations:
Net investment income (loss)	$11,681,970	$28,931,040	$4,407,935	$10,129,972
Net realized gain (loss) from security transactions	(40,885,594)	(10,235,674)	(7,355,248)	(1,663,800)
Long-term capital gain distributions from investment companies	—	138,006	—	—
Change in unrealized appreciation (depreciation) on investments	(29,776,075)	38,942,643	(2,052,244)	11,199,603
Net increase (decrease) in net assets resulting from operations	(58,979,699)	57,776,015	(4,999,557)	19,665,775

Distributions:
From earnings:
Institutional Class	(4,827,733)	(11,572,933)	(2,117,292)	(4,863,931)
Class A	(1,811,538)	(4,510,213)	(203,654)	(673,930)
Class L	(5,415,064)	(12,614,057)	(2,835,158)	(5,072,568)
Class C	(478,033)	(1,154,718)
	(12,532,368)	(29,851,921)	(5,156,104)	(10,610,429)

Capital Transactions — Institutional Class:
Proceeds from shares sold	18,073,595	49,654,557	56,399,081	103,930,369
Reinvestment of distributions	4,161,090	9,867,667	2,007,274	4,669,417
Amount paid for shares redeemed	(53,662,898)	(77,547,718)	(68,940,667)	(99,303,779)
Total Institutional Class	(31,428,213)	(18,025,494)	(10,534,312)	9,296,007
Capital Transactions — Class A:
Proceeds from shares sold	2,813,581	10,502,702	3,658,997	11,385,649
Reinvestment of distributions	1,497,739	3,612,964	197,597	602,006
Amount paid for shares redeemed	(10,217,574)	(30,168,990)	(17,861,475)	(8,293,156)
Total Class A	(5,906,254)	(16,053,324)	(14,004,881)	3,694,499
Capital Transactions — Class L:
Proceeds from shares sold	12,936,608	45,754,303	88,899,407	282,550,628
Reinvestment of distributions	4,900,205	11,108,846	2,765,771	4,935,963
Amount paid for shares redeemed	(38,491,961)	(65,876,664)	(123,744,557)	(113,344,912)
Total Class L	(20,655,148)	(9,013,515)	(32,079,379)	174,141,679
Capital Transactions — Class C:
Proceeds from shares sold	728,838	5,610,626
Reinvestment of distributions	255,094	609,846
Amount paid for shares redeemed	(3,266,581)	(6,232,555)
Total Class C	(2,282,649)	(12,083)
Net increase (decrease) in net assets resulting from capital share transactions	(60,272,264)	(43,104,416)	(56,618,572)	187,132,185
Total increase (decrease) in net assets	(131,784,331)	(15,180,322)	(66,774,233)	196,187,531

YORKTOWN FUNDS

STATEMENTS OF CHANGES IN NET ASSETS, Continued

	Multi-Asset Income Fund		Short Term Bond Fund
	For the Six Months Ended July 31, 2020	For the Year Ended January 31, 2020	For the Six Months Ended July 31, 2020	For the Year Ended January 31, 2020
	(Unaudited)		(Unaudited)
Net Assets
Beginning of period	$647,463,296	$662,643,618	$561,125,667	$364,938,136
End of period	$515,678,965	$647,463,296	$494,351,434	$561,125,667

Share Transactions — Institutional Class:
Shares sold	1,818,009	4,650,707	13,510,042	24,713,474
Shares issued in reinvestment of distributions	426,545	928,857	483,317	1,114,320
Shares redeemed	(5,686,671)	(7,278,213)	(16,709,891)	(23,642,330)
Total Institutional Class	(3,442,117)	(1,698,649)	(2,716,532)	2,185,464
Share Transactions — Class A:
Shares sold	298,015	1,033,381	933,342	2,886,838
Shares issued in reinvestment of distributions	161,891	357,011	50,517	153,201
Shares redeemed	(1,102,989)	(2,962,825)	(4,591,576)	(2,100,006)
Total Class A	(643,083)	(1,572,433)	(3,607,717)	940,033
Share Transactions — Class L:
Shares sold	1,436,300	4,764,207	24,968,878	78,607,137
Shares issued in reinvestment of distributions	563,724	1,165,073	781,265	1,375,945
Shares redeemed	(4,471,570)	(6,879,907)	(35,228,623)	(31,530,127)
Total Class L	(2,471,546)	(950,627)	(9,478,480)	48,452,955
Share Transactions — Class C:
Shares sold	85,510	597,782
Shares issued in reinvestment of distributions	29,935	65,213
Shares redeemed	(382,091)	(661,852)
Total Class C	(266,646)	1,143

YORKTOWN FUNDS

STATEMENTS OF CHANGES IN NET ASSETS, Continued

	Master Allocation Fund		Small Cap Fund
	For the Six Months Ended July 31, 2020	For the Year Ended January 31, 2020	For the Six Months Ended July 31, 2020	For the Year Ended January 31, 2020
	(Unaudited)		(Unaudited)
Operations:
Net investment income (loss)	$(113,897)	$(212,586)	$732	$29,499
Net realized gain (loss) from security transactions	19,214	1,200,042	(995,174)	(1,684,400)
Long-term capital gain distributions from investment companies	—	455,764	—	—
Change in unrealized appreciation (depreciation) on investments	91,418	198,533	(642,811)	4,742,677
Net increase (decrease) in net assets resulting from operations	(3,265)	1,641,753	(1,637,253)	3,087,776

Distributions:
From earnings:
Institutional Class	—	(1,898,956)	—	(402,439)
Class A	—	(674,928)	—	(5,075)
Class L	—	(1,542,290)	—	(14,426)
	—	(4,116,174)	—	(421,940)

Capital Transactions — Institutional Class:
Proceeds from shares sold	113,286	543,429	9,974,201	14,990,369
Reinvestment of distributions	—	1,858,894	—	402,176
Amount paid for shares redeemed	(685,927)	(9,322,744)	(16,499,096)	(10,411,822)
Total Institutional Class	(572,641)	(6,920,421)	(6,524,895)	4,980,723
Capital Transactions — Class A:
Proceeds from shares sold	4,040	31,502	40,776	276,708
Reinvestment of distributions	—	665,985	—	5,075
Amount paid for shares redeemed	(318,135)	(1,377,641)	(10,265)	(248,978)
Total Class A	(314,095)	(680,154)	30,511	32,805
Capital Transactions — Class L:
Proceeds from shares sold	272,294	485,045	275,908	353,585
Reinvestment of distributions	—	1,531,755	—	14,426
Amount paid for shares redeemed	(457,981)	(2,242,232)	(131,220)	(166,769)
Total Class L	(185,687)	(225,432)	144,688	201,242
Net increase (decrease) in net assets resulting from capital share transactions	(1,072,423)	(7,826,007)	(6,349,696)	5,214,770
Total increase (decrease) in net assets	(1,075,688)	(10,300,428)	(7,986,949)	7,880,606

YORKTOWN FUNDS

STATEMENTS OF CHANGES IN NET ASSETS, Continued

	Master Allocation Fund		Small Cap Fund
	For the Six Months Ended July 31, 2020	For the Year Ended January 31, 2020	For the Six Months Ended July 31, 2020	For the Year Ended January 31, 2020
	(Unaudited)		(Unaudited)
Net Assets
Beginning of year	$16,706,816	$27,007,244	$34,757,408	$26,876,802
End of year	$15,631,128	$16,706,816	$26,770,459	$34,757,408

Share Transactions — Institutional Class:
Shares sold	6,090	22,247	932,370	1,254,471
Shares issued in reinvestment of distributions	—	89,743	—	33,543
Shares redeemed	(35,570)	(367,859)	(1,634,739)	(866,905)
Total Institutional Class	(29,480)	(255,869)	(702,369)	421,109
Share Transactions — Class A:
Shares sold	224	1,496	3,929	23,359
Shares issued in reinvestment of distributions	—	35,595	—	426
Shares redeemed	(17,880)	(59,028)	(1,278)	(20,629)
Total Class A	(17,656)	(21,937)	2,651	3,156
Share Transactions — Class L:
Shares sold	17,278	23,266	27,333	30,508
Shares issued in reinvestment of distributions	—	92,219	—	1,245
Shares redeemed	(29,458)	(106,738)	(12,153)	(14,684)
Total Class L	(12,180)	8,747	15,180	17,069

The accompanying notes are an integral part of these financial statements.

Yorktown Growth Fund

FINANCIAL HIGHLIGHTS

	Institutional Class
	For the Six Months Ended July 31, 2020		For the Year Ended January 31,
	(Unaudited)		2020	2019	2018	2017	2016
For a share outstanding throughout each year/period
Net asset value, beginning of year/period	$16.48		$14.67	$19.37	$15.93	$13.75	$15.03
Income from investment operations
Net investment income (loss)(1),(2)	(0.05)		(0.03)	(0.04)	(0.02)	(0.02)	0.03
Net realized and unrealized gain (loss) on investments	1.39		2.99	(2.03)	4.62	2.34	(0.92)
Total income (loss) from investment operations	1.34		2.96	(2.07)	4.60	2.32	(0.89)

Distributions
From net realized gain on security transactions	—		(1.15)	(2.63)	(1.16)	(0.14)	(0.39)
Total distributions	—		(1.15)	(2.63)	(1.16)	(0.14)	(0.39)
Net asset value, end of year/period	$17.82		$16.48	$14.67	$19.37	$15.93	$13.75

Total return	8.13	%(3)	20.28%	(10.41)%	29.38%	16.89%	(6.17)%

Ratios/Supplemental Data
Net assets, end of year/period (000’s omitted)	23,296		28,514	20,181	22,943	9,194	11,451
Ratio of expenses to average net assets(4)	1.42	%(5),(6)	1.46%	1.45%	1.40%	1.44%	1.38%
Ratio of net investment income (loss) to average net assets	(0.62	)%(5)	(0.17)%	(0.21)%	(0.12)%	(0.11)%	0.21%
Portfolio turnover rate	69	%(3)	43%	61%	33%	37%	47%

(1)	Per share information has been calculated using the average number of shares outstanding.
(2)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.
(3)	Not annualized.
(4)	Does not include expenses of the investment companies in which the Fund invests.
(5)	Annualized.
(6)	Without fees waived by the investment adviser, the ratio of expenses to average net assets would have been 1.50%.

The accompanying notes are an integral part of these financial statements.

YORKTOWN GROWTH FUND

FINANCIAL HIGHLIGHTS, Continued

	Class A
	For the Six Months Ended July 31, 2020		For the Year Ended January 31,
	(Unaudited)		2020	2019	2018	2017	2016
For a share outstanding throughout each year/period
Net asset value, beginning of year/period	$15.44		$13.80	$18.40	$15.18	$13.11	$14.35
Income from investment operations
Net investment income (loss)(1),(2)	(0.04)		(0.02)	(0.02)	— (3)	(0.02)	0.03
Net realized and unrealized gain (loss) on investments	1.29		2.81	(1.95)	4.38	2.23	(0.88)
Total income (loss) from investment operations	1.25		2.79	(1.97)	4.38	2.21	(0.85)

Distributions
From net realized gain on security transactions	—		(1.15)	(2.63)	(1.16)	(0.14)	(0.39)
Total distributions	—		(1.15)	(2.63)	(1.16)	(0.14)	(0.39)
Net asset value, end of year/period	$16.69		$15.44	$13.80	$18.40	$15.18	$13.11

Total return (excludes sales charge)	8.10	%(4)	20.33%	(10.42)%	29.38%	16.88%	(6.18)%

Ratios/Supplemental Data
Net assets, end of year/period (000’s omitted)	8,666		8,835	8,487	14,943	26,070	27,046
Ratio of expenses to average net assets(5)	1.42	%(6),(7)	1.46%	1.45%	1.40%	1.44%	1.38%
Ratio of net investment income (loss) to average net assets	(0.60	)%(6)	(0.15)%	(0.13)%	(0.01)%	(0.11)%	0.21%
Portfolio turnover rate	69	%(4)	43%	61%	33%	37%	47%

(1)	Per share information has been calculated using the average number of shares outstanding.
(2)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.
(3)	Amount is less than $0.005 per share.
(4)	Not annualized.
(5)	Does not include expenses of the investment companies in which the Fund invests.
(6)	Annualized.
(7)	Without fees waived by the investment adviser, the ratio of expenses to average net assets would have been 1.50%.

The accompanying notes are an integral part of these financial statements.

YORKTOWN GROWTH FUND

FINANCIAL HIGHLIGHTS, Continued

	Class L
	For the Six Months Ended July 31, 2020		For the Year Ended January 31,
	(Unaudited)		2020	2019	2018	2017	2016
For a share outstanding throughout each year/period
Net asset value, beginning of year/period	$12.13		$11.16	$15.60	$13.15	$11.49	$12.75
Income from investment operations
Net investment loss(1),(2)	(0.09)		(0.14)	(0.17)	(0.15)	(0.14)	(0.10)
Net realized and unrealized gain (loss) on investments	1.01		2.26	(1.64)	3.76	1.94	(0.77)
Total income (loss) from investment operations	0.92		2.12	(1.81)	3.61	1.80	(0.87)

Distributions
From net realized gain on security transactions	—		(1.15)	(2.63)	(1.16)	(0.14)	(0.39)
Total distributions	—		(1.15)	(2.63)	(1.16)	(0.14)	(0.39)
Net asset value, end of year/period	$13.05		$12.13	$11.16	$15.60	$13.15	$11.49

Total return	7.58	%(3)	19.13%	(11.29)%	28.04%	15.69%	(7.12)%

Ratios/Supplemental Data
Net assets, end of year/period (000’s omitted)	29,350		27,129	23,097	30,890	26,852	28,196
Ratio of expenses to average net assets(4)	2.42	%(5),(6)	2.46%	2.45%	2.40%	2.44%	2.38%
Ratio of net investment loss to average net assets	(1.60	)%(5)	(1.16)%	(1.17)%	(1.05)%	(1.11)%	(0.79)%
Portfolio turnover rate	69	%(3)	43%	61%	33%	37%	47%

(1)	Per share information has been calculated using the average number of shares outstanding.
(2)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.
(3)	Not annualized.
(4)	Does not include expenses of the investment companies in which the Fund invests.
(5)	Annualized.
(6)	Without fees waived by the investment adviser, the ratio of expenses to average net assets would have been 2.50%.

The accompanying notes are an integral part of these financial statements.

Yorktown Capital Income Fund

FINANCIAL HIGHLIGHTS

	Institutional Class
	For the Six Months Ended July 31, 2020		For the Year Ended January 31,
	(Unaudited)		2020	2019	2018	2017	2016
For a share outstanding throughout each year/period
Net asset value, beginning of year/period	$32.98		$30.49	$43.67	$43.52	$39.58	$45.22
Income from investment operations
Net investment income(1),(2)	0.22		0.58	1.00	0.85	0.87	1.21
Net realized and unrealized gain (loss) on investments	(1.96)		2.48	(3.01)	7.20	5.21	(4.00)
Total income (loss) from investment operations	(1.74)		3.06	(2.01)	8.05	6.08	(2.79)

Distributions
From net investment income	(0.18)		(0.52)	(0.94)	(1.22)	(0.99)	(1.11)
From net realized gain on security transactions	—		(0.05)	(10.23)	(6.68)	(1.15)	(1.74)
Total distributions	(0.18)		(0.57)	(11.17)	(7.90)	(2.14)	(2.85)
Net asset value, end of year/period	$31.06		$32.98	$30.49	$43.67	$43.52	$39.58

Total return	(5.24	)%(3)	10.12%	(4.01)%	19.55%	15.58%	(6.52)%

Ratios/Supplemental Data
Net assets, end of year/period (000’s omitted)	11,482		12,092	8,906	19,073	19,788	18,374
Ratio of expenses to average net assets(4)	1.35	%(5),(6)	1.47%	1.28%	1.14%	1.27%	1.16%
Ratio of net investment income to average net assets	1.43	%(5)	1.82%	2.51%	1.86%	2.04%	2.73%
Portfolio turnover rate	169	%(3)	46%	126%	92%	67%	30%

(1)	Per share information has been calculated using the average number of shares outstanding.
(2)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.
(3)	Not annualized.
(4)	Does not include expenses of the investment companies in which the Fund invests.
(5)	Annualized.
(6)	Without fees waived by the investment adviser, the ratio of expenses to average net assets would have been 1.55%.

The accompanying notes are an integral part of these financial statements.

YORKTOWN CAPITAL INCOME FUND

FINANCIAL HIGHLIGHTS, Continued

	Class A
	For the Six Months Ended July 31, 2020		For the Year Ended January 31,
	(Unaudited)		2020	2019	2018	2017	2016
For a share outstanding throughout each year/period
Net asset value, beginning of year/period	$31.85		$29.47	$42.59	$42.63	$38.80	$44.41
Income from investment operations
Net investment income(1),(2)	0.17		0.49	0.84	0.72	0.64	0.97
Net realized and unrealized gain (loss) on investments	(1.89)		2.39	(2.89)	7.03	5.13	(3.93)
Total income (loss) from investment operations	(1.72)		2.88	(2.05)	7.75	5.77	(2.96)

Distributions
From net investment income	(0.14)		(0.45)	(0.84)	(1.11)	(0.79)	(0.91)
From net realized gain on security transactions	—		(0.05)	(10.23)	(6.68)	(1.15)	(1.74)
Total distributions	(0.14)		(0.50)	(11.07)	(7.79)	(1.94)	(2.65)
Net asset value, end of year/period	$29.99		$31.85	$29.47	$42.59	$42.63	$38.80

Total return (excludes sales charge)	(5.36	)%(3)	9.82%	(4.21)%	19.21%	15.04%	(7.01)%

Ratios/Supplemental Data
Net assets, end of year/period (000’s omitted)	2,829		3,328	3,744	5,941	7,182	5,504
Ratio of expenses to average net assets(4)	1.60	%(5),(6)	1.72%	1.53%	1.39%	1.77%	1.66%
Ratio of net investment income to average net assets	1.19	%(5)	1.59%	2.19%	1.61%	1.54%	2.23%
Portfolio turnover rate	169	%(3)	46%	126%	92%	67%	30%

(1)	Per share information has been calculated using the average number of shares outstanding.
(2)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.
(3)	Not annualized.
(4)	Does not include expenses of the investment companies in which the Fund invests.
(5)	Annualized.
(6)	Without fees waived by the investment adviser, the ratio of expenses to average net assets would have been 1.80%.

The accompanying notes are an integral part of these financial statements.

YORKTOWN CAPITAL INCOME FUND

FINANCIAL HIGHLIGHTS, Continued

	Class L
	For the Six Months Ended July 31, 2020		For the Year Ended January 31,
	(Unaudited)		2020	2019	2018	2017	2016
For a share outstanding throughout each year/period
Net asset value, beginning of year/period	$30.18		$27.95	$41.01	$41.31	$37.70	$43.23
Income from investment operations
Net investment income(1),(2)	0.06		0.24	0.50	0.37	0.42	0.74
Net realized and unrealized gain (loss) on investments	(1.80)		2.27	(2.76)	6.80	4.96	(3.82)
Total income (loss) from investment operations	(1.74)		2.51	(2.26)	7.17	5.38	(3.08)

Distributions
From net investment income	(0.04)		(0.23)	(0.57)	(0.79)	(0.62)	(0.71)
From net realized gain on security transactions	—		(0.05)	(10.23)	(6.68)	(1.15)	(1.74)
Total distributions	(0.04)		(0.28)	(10.80)	(7.47)	(1.77)	(2.45)
Net asset value, end of year/period	$28.40		$30.18	$27.95	$41.01	$41.31	$37.70

Total return	(5.75	)%(3)	9.02%	(4.95)%	18.33%	14.42%	(7.45)%

Ratios/Supplemental Data
Net assets, end of year/period (000’s omitted)	8,791		9,634	11,483	14,750	15,469	9,364
Ratio of expenses to average net assets(4)	2.35	%(5),(6)	2.47%	2.28%	2.14%	2.27%	2.16%
Ratio of net investment income to average net assets	0.44	%(5)	0.84%	1.36%	0.85%	1.04%	1.73%
Portfolio turnover rate	169	%(3)	46%	126%	92%	67%	30%

(1)	Per share information has been calculated using the average number of shares outstanding.
(2)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.
(3)	Not annualized.
(4)	Does not include expenses of the investment companies in which the Fund invests.
(5)	Annualized.
(6)	Without fees waived by the investment adviser, the ratio of expenses to average net assets would have been 2.55%.

The accompanying notes are an integral part of these financial statements.

Yorktown Multi-Asset Income Fund

FINANCIAL HIGHLIGHTS

	Institutional Class
	For the Six Months Ended July 31, 2020		For the Year Ended January 31,
	(Unaudited)		2020	2019	2018	2017	2016
For a share outstanding throughout each year/period
Net asset value, beginning of year/period	$10.96		$10.46	$11.15	$10.71	$9.38	$11.08
Income from investment operations
Net investment income(1),(2)	0.24		0.53	0.55	0.66	0.79	0.87
Net realized and unrealized gain (loss) on investments	(1.14)		0.48	(0.76)	0.44	1.29	(1.72)
Total income (loss) from investment operations	(0.90)		1.01	(0.21)	1.10	2.08	(0.85)

Distributions
From net investment income	(0.24)		(0.51)	(0.48)	(0.66)	(0.75)	(0.85)
Total distributions	(0.24)		(0.51)	(0.48)	(0.66)	(0.75)	(0.85)
Net asset value, end of year/period	$9.82		$10.96	$10.46	$11.15	$10.71	$9.38

Total return	(8.15	)%(3)	9.95%	(1.84)%	10.63%	22.84%	(8.33)%

Ratios/Supplemental Data
Net assets, end of year/period (000’s omitted)	181,121		239,870	246,831	273,474	217,871	146,738
Ratio of expenses to average net assets(4)	0.63	%(5)	0.59%	0.59%	0.61%	0.63%	0.62%
Ratio of net investment income to average net assets	4.92	%(5)	4.99%	5.16%	6.06%	7.72%	8.10%
Portfolio turnover rate	47	%(3)	66%	48%	92%	102%	101%

(1)	Per share information has been calculated using the average number of shares outstanding.
(2)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.
(3)	Not annualized.
(4)	Does not include expenses of the investment companies in which the Fund invests.
(5)	Annualized.

The accompanying notes are an integral part of these financial statements.

YORKTOWN MULTI-ASSET INCOME FUND

FINANCIAL HIGHLIGHTS, Continued

	Class A
	For the Six Months Ended July 31, 2020		For the Year Ended January 31,
	(Unaudited)		2020	2019	2018	2017	2016
For a share outstanding throughout each year/period
Net asset value, beginning of year/period	$10.42		$9.98	$10.65	$10.26	$9.02	$10.69
Income from investment operations
Net investment income(1),(2)	0.20		0.46	0.48	0.58	0.72	0.78
Net realized and unrealized gain (loss) on investments	(1.07)		0.44	(0.72)	0.43	1.22	(1.65)
Total income (loss) from investment operations	(0.87)		0.90	(0.24)	1.01	1.94	(0.87)

Distributions
From net investment income	(0.22)		(0.46)	(0.43)	(0.62)	(0.70)	(0.80)
Total distributions	(0.22)		(0.46)	(0.43)	(0.62)	(0.70)	(0.80)
Net asset value, end of year/period	$9.33		$10.42	$9.98	$10.65	$10.26	$9.02

Total return (excludes sales charge)	(8.36	)%(3)	9.28%	(2.22)%	10.10%	22.19%	(8.78)%

Ratios/Supplemental Data
Net assets, end of year/period (000’s omitted)	75,677		91,242	103,030	145,651	156,664	140,412
Ratio of expenses to average net assets(4)	1.13	%(5)	1.09%	1.09%	1.11%	1.13%	1.12%
Ratio of net investment income to average net assets	4.41	%(5)	4.50%	4.66%	5.54%	7.22%	7.60%
Portfolio turnover rate	47	%(3)	66%	48%	92%	102%	101%

(1)	Per share information has been calculated using the average number of shares outstanding.
(2)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.
(3)	Not annualized.
(4)	Does not include expenses of the investment companies in which the Fund invests.
(5)	Annualized.

The accompanying notes are an integral part of these financial statements.

YORKTOWN MULTI-ASSET INCOME FUND

FINANCIAL HIGHLIGHTS, Continued

	Class L
	For the Six Months Ended July 31, 2020		For the Year Ended January 31,
	(Unaudited)		2020	2019	2018	2017	2016
For a share outstanding throughout each year/period
Net asset value, beginning of year/period	$9.80		$9.41	$10.08	$9.75	$8.60	$10.24
Income from investment operations
Net investment income(1),(2)	0.17		0.38	0.40	0.50	0.63	0.70
Net realized and unrealized gain (loss) on investments	(1.02)		0.43	(0.68)	0.40	1.18	(1.58)
Total income (loss) from investment operations	(0.85)		0.81	(0.28)	0.90	1.81	(0.88)

Distributions
From net investment income	(0.19)		(0.42)	(0.39)	(0.57)	(0.66)	(0.76)
Total distributions	(0.19)		(0.42)	(0.39)	(0.57)	(0.66)	(0.76)
Net asset value, end of year/period	$8.76		$9.80	$9.41	$10.08	$9.75	$8.60

Total return	(8.62	)%(3)	8.81%	(2.81)%	9.53%	21.71%	(9.28)%

Ratios/Supplemental Data
Net assets, end of year/period (000’s omitted)	238,525		291,009	288,428	368,370	370,470	331,362
Ratio of expenses to average net assets(4)	1.63	%(5)	1.59%	1.59%	1.61%	1.63%	1.62%
Ratio of net investment income to average net assets	3.91	%(5)	3.99%	4.16%	5.04%	6.72%	7.10%
Portfolio turnover rate	47	%(3)	66%	48%	92%	102%	101%

(1)	Per share information has been calculated using the average number of shares outstanding.
(2)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.
(3)	Not annualized.
(4)	Does not include expenses of the investment companies in which the Fund invests.
(5)	Annualized.

The accompanying notes are an integral part of these financial statements.

YORKTOWN MULTI-ASSET INCOME FUND

FINANCIAL HIGHLIGHTS, Continued

	Class C
	For the Six Months Ended July 31, 2020		For the Year Ended January 31,			For the Period Ended January 31,
	(Unaudited)		2020	2019	2018	2017 *
For a share outstanding throughout each year/period
Net asset value, beginning of year/period	$9.61		$9.24	$9.90	$9.59	$9.00
Income from investment operations
Net investment income(1),(2)	0.17		0.37	0.40	0.50	0.44
Net realized and unrealized gain (loss) on investments	(1.01)		0.42	(0.67)	0.39	0.63
Total income (loss) from investment operations	(0.84)		0.79	(0.27)	0.89	1.07

Distributions
From net investment income	(0.19)		(0.42)	(0.39)	(0.58)	(0.48)
Total distributions	(0.19)		(0.42)	(0.39)	(0.58)	(0.48)
Net asset value, end of year/period	$8.58		$9.61	$9.24	$9.90	$9.59

Total return (excludes sales charge)	(8.68	)%(3)	8.78%	(2.71)%	9.55%	12.17	%(3)

Ratios/Supplemental Data
Net assets, end of year/period (000’s omitted)	20,355		25,342	24,354	19,099	6,267
Ratio of expenses to average net assets(4)	1.63	%(5)	1.59%	1.59%	1.61%	1.63	%(5)
Ratio of net investment income to average net assets	3.91	%(5)	3.99%	4.16%	5.10%	6.35	%(5)
Portfolio turnover rate	47	%(3)	66%	48%	92%	102	%(3)

*	Commencement of operations was May 6, 2016.
(1)	Per share information has been calculated using the average number of shares outstanding.
(2)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.
(3)	Not annualized.
(4)	Does not include expenses of the investment companies in which the Fund invests.
(5)	Annualized.

The accompanying notes are an integral part of these financial statements.

Yorktown Short Term Bond Fund

FINANCIAL HIGHLIGHTS

	Institutional Class
	For the Six Months Ended July 31, 2020		For the Year Ended January 31,
	(Unaudited)		2020	2019	2018	2017	2016
For a share outstanding throughout each year/period
Net asset value, beginning of year/period	$4.25		$4.16	$4.22	$4.16	$3.99	$4.27
Income from investment operations
Net investment income(1),(2)	0.05		0.12	0.12	0.15	0.13	0.17
Net realized and unrealized gain (loss) on investments	(0.05)		0.08	(0.07)	0.02	0.13	(0.28)
Total income (loss) from investment operations	—		0.20	0.05	0.17	0.26	(0.11)

Distributions
From net investment income	(0.05)		(0.11)	(0.11)	(0.11)	(0.09)	(0.17)
Total distributions	(0.05)		(0.11)	(0.11)	(0.11)	(0.09)	(0.17)
Net asset value, end of year/period	$4.20		$4.25	$4.16	$4.22	$4.16	$3.99

Total return	0.01	%(3)	5.00%	1.32%	4.18%	6.77%	(2.82)%

Ratios/Supplemental Data
Net assets, end of year/period (000’s omitted)	179,267		193,049	179,638	96,285	45,434	3,986
Ratio of expenses to average net assets(4),(5)	0.90	%(6)	0.89%	0.89%	0.93%	1.20%	1.39%
Ratio of net investment income to average net assets	2.26	%(6)	2.87%	2.89%	3.42%	3.08%	4.14%
Portfolio turnover rate	20	%(3)	62%	66%	36%	55%	84%

(1)	Per share information has been calculated using the average number of shares outstanding.
(2)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.
(3)	Not annualized.
(4)	Does not include expenses of the investment companies in which the Fund invests.
(5)	Without fees waived by the investment adviser, the ratio of expenses to average net assets would have been 0.90%, 0.89%, 0.90%, 0.98%, 1.20% and 1.44%, respectively.
(6)	Annualized.

The accompanying notes are an integral part of these financial statements.

YORKTOWN SHORT TERM BOND FUND

FINANCIAL HIGHLIGHTS, Continued

	Class A
	For the Six Months Ended July 31, 2020		For the Year Ended January 31,
	(Unaudited)		2020	2019	2018	2017	2016
For a share outstanding throughout each year/period
Net asset value, beginning of year/period	$3.98		$3.90	$3.97	$3.92	$3.76	$4.04
Income from investment operations
Net investment income(1),(2)	0.04		0.11	0.11	0.14	0.12	0.16
Net realized and unrealized gain (loss) on investments	(0.03)		0.08	(0.07)	0.02	0.13	(0.27)
Total income (loss) from investment operations	0.01		0.19	0.04	0.16	0.25	(0.11)

Distributions
From net investment income	(0.05)		(0.11)	(0.11)	(0.11)	(0.09)	(0.17)
Total distributions	(0.05)		(0.11)	(0.11)	(0.11)	(0.09)	(0.17)
Net asset value, end of year/period	$3.94		$3.98	$3.90	$3.97	$3.92	$3.76

Total return (excludes sales charge)	0.26	%(3)	5.07%	1.15%	4.18%	6.82%	(2.81)%

Ratios/Supplemental Data
Net assets, end of year/period (000’s omitted)	11,581		26,090	21,891	10,869	10,114	5,377
Ratio of expenses to average net assets(4),(5)	0.90	%(6)	0.89%	0.89%	0.93%	1.20%	1.39%
Ratio of net investment income to average net assets	2.30	%(6)	2.85%	2.90%	3.44%	3.08%	4.14%
Portfolio turnover rate	20	%(3)	62%	66%	36%	55%	84%

*	Commencement of operations was May 9, 2016.
(1)	Per share information has been calculated using the average number of shares outstanding.
(2)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.
(3)	Amount is less than $0.005 per share.
(4)	Not annualized.
(5)	Does not include expenses of the investment companies in which the Fund invests.
(6)	Without fees waived by the investment adviser, the ratio of expenses to average net assets would have been 0.90%, 0.89%, 0.90%, 0.98%, 1.20% and 1.44%, respectively.
(7)	Annualized.

The accompanying notes are an integral part of these financial statements.

YORKTOWN SHORT TERM BOND FUND

FINANCIAL HIGHLIGHTS, Continued

	Class L
	For the Six Months Ended July 31, 2020		For the Year Ended January 31,
	(Unaudited)		2020	2019	2018	2017	2016
For a share outstanding throughout each year/period
Net asset value, beginning of year/period	$3.63		$3.56	$3.63	$3.60	$3.47	$3.74
Income from investment operations
Net investment income(1),(2)	0.03		0.06	0.07	0.09	0.07	0.11
Net realized and unrealized gain (loss) on investments	(0.05)		0.09	(0.06)	0.02	0.12	(0.24)
Total income (loss) from investment operations	(0.02)		0.15	0.01	0.11	0.19	(0.13)

Distributions
From net investment income	(0.03)		(0.08)	(0.08)	(0.08)	(0.06)	(0.14)
Total distributions	(0.03)		(0.08)	(0.08)	(0.08)	(0.06)	(0.14)
Net asset value, end of year/period	$3.58		$3.63	$3.56	$3.63	$3.60	$3.47

Total return	(0.46	)%(3)	4.30%	0.29%	3.09%	5.58%	(3.73)%

Ratios/Supplemental Data
Net assets, end of year/period (000’s omitted)	303,504		341,987	163,409	120,009	40,665	20,715
Ratio of expenses to average net assets(4),(5)	1.67	%(6)	1.89%	1.89%	1.93%	2.20%	2.39%
Ratio of net investment income to average net assets	1.48	%(6)	1.81%	1.87%	2.41%	2.08%	3.14%
Portfolio turnover rate	20	%(3)	62%	66%	36%	55%	84%

(1)	Per share information has been calculated using the average number of shares outstanding.
(2)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.
(3)	Not annualized.
(4)	Does not include expenses of the investment companies in which the Fund invests.
(5)	Without fees waived by the investment adviser, the ratio of expenses to average net assets would have been 1.67%, 1.89%, 1.90%, 1.98%, 2.20% and 2.44%, respectively.
(6)	Annualized.

The accompanying notes are an integral part of these financial statements.

Yorktown Master Allocation Fund

FINANCIAL HIGHLIGHTS

	Institutional Class
	For the Six Months Ended July 31, 2020		For the Year Ended January 31,
	(Unaudited)		2020	2019	2018	2017	2016
For a share outstanding throughout each year/period
Net asset value, beginning of year/period	$20.96		$24.87	$32.21	$32.41	$34.21	$37.33
Income from investment operations
Net investment income (loss)(1),(2)	(0.11)		(0.18)	0.40	(0.04)	(0.02)	(0.02)
Net realized and unrealized gain (loss) on investments	0.27		2.33	(3.29)	5.80	5.20	(2.74)
Total income (loss) from investment operations	0.16		2.15	(2.89)	5.76	5.18	(2.76)

Distributions
From net investment income	—		(0.05)	(0.09)	(0.28)	—	—
From net realized gain on security transactions	—		(6.01)	(4.36)	(5.68)	(6.98)	(0.36)
Total distributions	—		(6.06)	(4.45)	(5.96)	(6.98)	(0.36)
Net asset value, end of year/period	$21.12		$20.96	$24.87	$32.21	$32.41	$34.21

Total return	0.76	%(3)	9.01%	(8.39)%	18.84%	15.44%	(7.49)%

Ratios/Supplemental Data
Net assets, end of year/period (000’s omitted)	7,894		8,455	16,397	2,716	2,298	1,741
Ratio of expenses to average net assets(4)	1.62	%(5)	1.37%	1.06%	0.99%	0.94%	0.80%
Ratio of net investment income (loss) to average net assets	(1.17	)%(5)	(0.73)%	1.38%	(0.13)%	(0.05)%	(0.04)%
Portfolio turnover rate	—	%(3),(6)	27%	24%	8%	27%	1%

(1)	Per share information has been calculated using the average number of shares outstanding.
(2)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.
(3)	Not annualized.
(4)	Does not include expenses of the investment companies in which the Fund invests.
(5)	Annualized.
(6)	Amount is less than 0.5%.

The accompanying notes are an integral part of these financial statements.

YORKTOWN MASTER ALLOCATION FUND

FINANCIAL HIGHLIGHTS, Continued

	Class A
	For the Six Months Ended July 31, 2020		For the Year Ended January 31,
	(Unaudited)		2020	2019	2018	2017	2016
For a share outstanding throughout each year/period
Net asset value, beginning of year/period	$18.98		$23.06	$30.21	$30.74	$32.93	$36.13
Income from investment operations
Net investment income (loss)(1),(2)	(0.12)		(0.23)	0.14	(0.11)	(0.19)	(0.20)
Net realized and unrealized gain (loss) on investments	0.23		2.16	(2.92)	5.47	4.98	(2.64)
Total income (loss) from investment operations	0.11		1.93	(2.78)	5.36	4.79	(2.84)

Distributions
From net investment income	—		—	(0.01)	(0.21)	—	—
From net realized gain on security transactions	—		(6.01)	(4.36)	(5.68)	(6.98)	(0.36)
Total distributions	—		(6.01)	(4.37)	(5.89)	(6.98)	(0.36)
Net asset value, end of year/period	$19.09		$18.98	$23.06	$30.21	$30.74	$32.93

Total return (excludes sales charge)	0.58	%(3)	8.76%	(8.61)%	18.55%	14.84%	(7.96)%

Ratios/Supplemental Data
Net assets, end of year/period (000’s omitted)	2,329		2,650	3,727	6,141	6,474	7,235
Ratio of expenses to average net assets(4)	1.87	%(5)	1.62%	1.31%	1.24%	1.44%	1.30%
Ratio of net investment income (loss) to average net assets	(1.42	)%(5)	(1.01)%	0.48%	(0.35)%	(0.55)%	(0.54)%
Portfolio turnover rate	—	%(3),(6)	27%	24%	8%	27%	1%

(1)	Per share information has been calculated using the average number of shares outstanding.
(2)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.
(3)	Not annualized.
(4)	Does not include expenses of the investment companies in which the Fund invests.
(5)	Annualized.
(6)	Amount is less than 0.5%.

The accompanying notes are an integral part of these financial statements.

YORKTOWN MASTER ALLOCATION FUND

FINANCIAL HIGHLIGHTS, Continued

	Class L
	For the Six Months Ended July 31, 2020		For the Year Ended January 31,
	(Unaudited)		2020	2019	2018	2017	2016
For a share outstanding throughout each year/period
Net asset value, beginning of year/period	$16.83		$21.24	$28.43	$29.28	$31.81	$35.08
Income from investment operations
Net investment loss(1),(2)	(0.17)		(0.38)	(0.19)	(0.34)	(0.35)	(0.37)
Net realized and unrealized gain (loss) on investments	0.21		1.98	(2.64)	5.18	4.80	(2.54)
Total income (loss) from investment operations	0.04		1.60	(2.83)	4.84	4.45	(2.91)

Distributions
From net investment income	—		—	—	(0.01)	—	—
From net realized gain on security transactions	—		(6.01)	(4.36)	(5.68)	(6.98)	(0.36)
Total distributions	—		(6.01)	(4.36)	(5.69)	(6.98)	(0.36)
Net asset value, end of year/period	$16.87		$16.83	$21.24	$28.43	$29.28	$31.81

Total return	0.24	%(3)	7.92%	(9.33)%	17.66%	14.29%	(8.40)%

Ratios/Supplemental Data
Net assets, end of year/period (000’s omitted)	5,408		5,601	6,883	19,856	21,838	24,379
Ratio of expenses to average net assets(4)	2.62	%(5)	2.37%	2.06%	1.99%	1.94%	1.80%
Ratio of net investment loss to average net assets	(2.17	)%(5)	(1.82)%	(0.72)%	(1.11)%	(1.05)%	(1.04)%
Portfolio turnover rate	—	%(3),(6)	27%	24%	8%	27%	1%

(1)	Per share information has been calculated using the average number of shares outstanding.
(2)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.
(3)	Not annualized.
(4)	Does not include expenses of the investment companies in which the Fund invests.
(5)	Annualized.
(6)	Amount is less than 0.5%.

The accompanying notes are an integral part of these financial statements.

Yorktown Small Cap Fund

FINANCIAL HIGHLIGHTS

	Institutional Class
	For the Six Months Ended July 31, 2020		For the Year Ended January 31,			For the Period Ended January 31,
	(Unaudited)		2020	2019	2018	2017 *
For a share outstanding throughout each year/period
Net asset value, beginning of year/period	$12.23		$11.19	$11.48	$11.98	$10.00
Income from investment operations
Net investment income(1),(2)	—	(3)	0.02	0.01	— (3)	0.02
Net realized and unrealized gain (loss) on investments	0.19		1.17	(0.20)	1.40	1.99
Total income (loss) from investment operations	0.19		1.19	(0.19)	1.40	2.01

Distributions
From net investment income	—		—	(0.02)	—	(0.03)
From net realized gain on security transactions	—		(0.15)	(0.08)	(1.90)	—
Total distributions	—		(0.15)	(0.10)	(1.90)	(0.03)
Net asset value, end of year/period	$12.42		$12.23	$11.19	$11.48	$11.98

Total return	1.55	%(4)	10.69%	(1.59)%	12.71%	20.12	%(4)

Ratios/Supplemental Data
Net assets, end of year/period (000’s omitted)	25,069		33,286	25,741	21,602	17,656
Ratio of expenses to average net assets(5),(6)	1.15	%(7)	1.15%	1.15%	1.15%	1.15	%(7)
Ratio of net investment income (loss) to average net assets	0.05	%(7)	0.13%	0.10%	(0.01)%	0.29	%(7)
Portfolio turnover rate	22	%(4)	36%	42%	143%	41	%(4)

*	Commencement of operations was May 9, 2016.
(1)	Per share information has been calculated using the average number of shares outstanding.
(2)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.
(3)	Amount is less than $0.005 per share.
(4)	Not annualized.
(5)	Does not include expenses of the investment companies in which the Fund invests.
(6)	Without fees waived by the investment adviser, the ratio of expenses to average net assets would have been 1.73%, 1.55%, 1.63%, 1.96% and 2.59%, respectively.
(7)	Annualized.

The accompanying notes are an integral part of these financial statements.

YORKTOWN SMALL CAP FUND

FINANCIAL HIGHLIGHTS, Continued

	Class A
	For the Six Months Ended July 31, 2020		For the Year Ended January 31,			For the Period Ended January 31,
	(Unaudited)		2020	2019	2018	2017 *
For a share outstanding throughout each year/period
Net asset value, beginning of year/period	$12.13		$11.13	$11.43	$11.97	$10.00
Income from investment operations
Net investment income (loss)(1),(2)	(0.01)		(0.01)	0.02	(0.04)	—	(3)
Net realized and unrealized gain (loss) on investments	0.18		1.16	(0.23)	1.40	2.00
Total income (loss) from investment operations	0.17		1.15	(0.21)	1.36	2.00

Distributions
From net investment income	—		—	(0.01)	—	(0.03)
From net realized gain on security transactions	—		(0.15)	(0.08)	(1.90)	—
Total distributions	—		(0.15)	(0.09)	(1.90)	(0.03)
Net asset value, end of year/period	$12.30		$12.13	$11.13	$11.43	$11.97

Total return (excludes sales charge)	1.40	%(4)	10.39%	(1.77)%	12.37%	19.99	%(4)

Ratios/Supplemental Data
Net assets, end of year/period (000’s omitted)	381		343	280	35	12
Ratio of expenses to average net assets(5),(6)	1.40	%(7)	1.40%	1.40%	1.40%	1.40	%(7)
Ratio of net investment income (loss) to average net assets	(0.22	)%(7)	(0.10)%	0.20%	(0.35)%	0.06	%(7)
Portfolio turnover rate	22	%(4)	36%	42%	143%	41	%(4)

*	Commencement of operations was May 9, 2016.
(1)	Per share information has been calculated using the average number of shares outstanding.
(2)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.
(3)	Amount is less than $0.005 per share.
(4)	Not annualized.
(5)	Does not include expenses of the investment companies in which the Fund invests.
(6)	Without fees waived by the investment adviser, the ratio of expenses to average net assets would have been 1.98%, 1.80%, 1.88%, 2.21% and 2.84%, respectively.
(7)	Annualized.

The accompanying notes are an integral part of these financial statements.

YORKTOWN SMALL CAP FUND

FINANCIAL HIGHLIGHTS, Continued

	Class L
	For the Six Months Ended July 31, 2020		For the Year Ended January 31,			For the Period Ended January 31,
	(Unaudited)		2020	2019	2018	2017 *
For a share outstanding throughout each year/period
Net asset value, beginning of year/period	$11.81		$10.91	$11.28	$11.93	$10.00
Income from investment operations
Net investment loss(1),(2)	(0.05)		(0.10)	(0.10)	(0.13)	(0.07)
Net realized and unrealized gain (loss) on investments	0.17		1.15	(0.19)	1.38	2.00
Total income (loss) from investment operations	0.12		1.05	(0.29)	1.25	1.93

Distributions
From net realized gain on security transactions	—		(0.15)	(0.08)	(1.90)	—
Total distributions	—		(0.15)	(0.08)	(1.90)	—
Net asset value, end of year/period	$11.93		$11.81	$10.91	$11.28	$11.93

Total return	1.02	%(3)	9.68%	(2.56)%	11.46%	19.30	%(3)

Ratios/Supplemental Data
Net assets, end of year/period (000’s omitted)	1,320		1,128	856	485	140
Ratio of expenses to average net assets(4),(5)	2.15	%(6)	2.15%	2.15%	2.15%	2.15	%(6)
Ratio of net investment loss to average net assets	(0.97	)%(6)	(0.88)%	(0.87)%	(1.08)%	(0.81	)%(6)
Portfolio turnover rate	22	%(3)	36%	42%	143%	41	%(3)

*	Commencement of operations was May 9, 2016.
(1)	Per share information has been calculated using the average number of shares outstanding.
(2)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.
(3)	Not annualized.
(4)	Does not include expenses of the investment companies in which the Fund invests.
(5)	Without fees waived by the investment adviser, the ratio of expenses to average net assets would have been 2.73%, 2.55%, 2.63%, 2.96% and 3.59% respectively.
(6)	Annualized.

The accompanying notes are an integral part of these financial statements.

YORKTOWN FUNDS

Notes to the Financial Statements

July 31, 2020
(Information as of and for the six months ended July 31, 2020 is unaudited)

1.	Organization

American Pension Investors Trust (the “Trust”) is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. Each of the Yorktown Funds is a series of the Trust. The accompanying financial statements include the Growth Fund, Capital Income Fund, Multi-Asset Income Fund, Short Term Bond Fund, Master Allocation Fund and Small Cap Fund (collectively the “Funds”), each a diversified series of the Trust (except for the Master Allocation Fund which is non-diversified). Each Fund offers Class A, Class L and Institutional Class shares. In addition, the Multi-Asset Income Fund also offers Class C shares.

The Growth Fund’s investment objective is growth of capital. The Capital Income Fund’s investment objective is to seek to achieve high current income, as well as growth of capital and income. The Capital Income Fund and Growth Fund invest primarily in the common stock of U.S. and foreign issuers, securities issued by investment companies (“Underlying Funds”), including open-end mutual funds, closed-end funds, business development companies, unit investment trusts, and foreign investment companies, long-, intermediate- or short-term bonds and other fixed-income securities, and index securities (“Index Securities”), including exchange-traded funds (“ETFs”) and similar securities that represent interests in a portfolio of common stocks or fixed income securities seeking to track the performance of a securities index or similar benchmark.

The Multi-Asset Income Fund’s investment objective is current income with limited credit risk. The Multi-Asset Income Fund invests primarily in debt securities, including U.S. Government securities, corporate bonds and structured notes, common stock of U.S. and foreign issuers, securities issued by Underlying Funds, and Index Securities.

The Short Term Bond Fund’s investment objective is to seek income consistent with the preservation of capital. Under normal circumstances, the Short Term Bond Fund invests at least 80% of its assets in fixed income securities that, in the opinion of Yorktown Management & Research Company, Inc., the Funds’ investment adviser (the “Adviser”), offer the opportunity for income consistent with preservation of capital. The Short Term Bond Fund’s portfolio will have an average aggregate maturity of not more than three years.

The Master Allocation Fund’s investment objective is long term capital appreciation and current income. Under normal conditions, the Adviser seeks to achieve the Master Allocation Fund’s investment objective by investing in a variety of equity and debt securities. The Adviser currently invests Master Allocation Fund assets in securities issued by other Underlying Funds managed by the Adviser, but reserves the

YORKTOWN FUNDS

NOTES TO the FINANCIAL STATEMENTS, Continued

1.	Organization, continued

right to invest Master Allocation Fund assets in other equity and debt securities as it deems appropriate in seeking to achieve the Master Allocation Fund’s investment objective.

The Small Cap Fund’s investment objective is to seek to achieve long term capital appreciation. Under normal conditions, the Adviser and Sapphire Star Capital, LLC, the Small Cap Fund’s sub-adviser, seek to achieve the Small Cap Fund’s investment objective by investing at least 80% of its assets (plus the amount of any borrowings for investment purposes) in the common stock of U.S. small capitalized (“small cap”) value companies. The Small Cap Fund may also invest in securities issued by Underlying Funds, and Index Securities, including ETFs and similar securities that represent interests in a portfolio of common stocks or fixed income securities seeking to track the performance of a securities index or similar benchmark.

Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services – Investment Companies”.

2.	Significant Accounting Policies

Portfolio Valuation

The Funds’ investments in Underlying Funds are valued daily at their respective closing net asset values in accordance with the 1940 Act. Securities that are listed on U.S. exchanges (other than ETFs) are valued at the last sales price on the day the securities are valued or, lacking any sales on such day at the previous day’s closing price. ETFs are valued at the last sales price on the ETF’s primary exchange on the day the securities are valued or, lacking any sales on such day, either at the value assigned by a nationally recognized third-party pricing service or at the previous day’s closing price. Securities listed on NASDAQ are valued at the NASDAQ Official Closing Price. U.S. Treasury securities and corporate bonds are valued at an evaluated mean of the bid and ask prices. Securities for which market quotations are unavailable or unreliable are valued at fair value as determined in good faith by or under the direction of the Board of Trustees.

YORKTOWN FUNDS

NOTES TO the FINANCIAL STATEMENTS, Continued

2.	Significant Accounting Policies, continued

The Funds utilize various methods to measure the fair value of their investments on a recurring basis. Generally accepted accounting principles establish a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

●	Level 1—Unadjusted quoted prices in active markets for identical assets that the Funds have the ability to access.

●

Level 2—Observable inputs other than quoted prices included in Level 1 that are observable for the asset, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

●

Level 3—Unobservable inputs for the asset, to the extent relevant observable inputs are not available, representing a Fund’s own assumptions about the assumptions a market participant would use in valuing the asset, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

YORKTOWN FUNDS

NOTES TO the FINANCIAL STATEMENTS, Continued

2.	Significant Accounting Policies, continued

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used, as of July 31, 2020, in valuing the Funds’ assets carried at fair value.

Growth Fund

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stocks	$60,790,122	$—	$—	$60,790,122
Total	$60,790,122	$—	$—	$60,790,122

Capital Income Fund

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stocks	$22,755,100	$—	$—	$22,755,100
Total	$22,755,100	$—	$—	$22,755,100

Multi-Asset Income Fund

Investments in Securities	Level 1	Level 2	Level 3	Total
Asset Backed Securities	$—	$45,351,934	$—	$45,351,934
Collateralized Loan Obligations	—	15,687,462	—	15,687,462
Corporate Bonds and Notes	—	384,162,893	—	384,162,893
Investment Companies	5,020,146	—	—	5,020,146
Municipal Bonds	—	2,847,299	—	2,847,299
Preferred Stock	18,829,188	—	—	18,829,188
U.S. Government & Agencies	—	39,727,609	—	39,727,609
Total	$23,849,334	$487,777,197	$—	$511,626,531

Short Term Bond Fund

Investments in Securities	Level 1	Level 2	Level 3	Total
Asset Backed Securities	$—	$145,358,282	$—	$145,358,282
Collateralized Loan Obligations	—	13,823,497	—	13,823,497
Commercial Paper	—	1,999,903	—	1,999,903
Corporate Bonds and Notes	—	324,646,855	—	324,646,855
Municipal Bonds	—	931,570	—	931,570
U.S. Government & Agencies	—	1,058,578	—	1,058,578
Total	$—	$487,818,685	$—	$487,818,685

YORKTOWN FUNDS

NOTES TO the FINANCIAL STATEMENTS, Continued

2.	Significant Accounting Policies, continued

Master Allocation Fund

Investments in Securities	Level 1	Level 2	Level 3	Total
Investment Companies	$15,459,785	$—	$—	$15,459,785
Total	$15,459,785	$—	$—	$15,459,785

Small Cap Fund

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stocks	$24,674,100	$484,558	$—	$25,158,658
Total	$24,674,100	$484,558	$—	$25,158,658

See schedule of investments for breakdown of sectors in which the Funds invest.

The Funds did not hold any investments during the reporting period for which significant inputs (Level 3) were used in determining fair value, therefore, no reconciliation of Level 3 investments is included for this reporting period.

Security Transactions and Investment Income

Security transactions are accounted for on the trade date for financial reporting purposes. Realized gains and losses from security transactions are reported on an identified-cost basis for both financial statement and federal income tax purposes. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Interest income and expenses are recorded on an accrual basis. Discounts on debt securities are accreted or amortized to interest income over the lives of the respective securities using the effective interest method. Premiums for callable debt securities are amortized to the earliest call date, if the call price was less than the purchase price. If the call price was not at par and the security was not called, the security is amortized to the next call price and date.

Repurchase Agreements

The Funds may invest in tri-party repurchase agreements. Securities held as collateral for tri-party repurchase agreements are maintained by the broker’s custodian bank in a segregated account until maturity of the repurchase agreement. Provisions of the repurchase agreements and procedures adopted by the Board of Trustees require that the market value of the collateral, including accrued interest thereon, is sufficient in the event of default by the counterparty. A custody agreement in connection with the Master Repurchase Agreement defines eligible securities for collateral in relation to each repurchase agreement. Under the Master Repurchase Agreement, if the counterparty defaults and the value of the collateral declines or if the counter-party

YORKTOWN FUNDS

NOTES TO the FINANCIAL STATEMENTS, Continued

2.	Significant Accounting Policies, continued

enters an insolvency proceeding, realization of the collateral by the Funds may be delayed or limited. At period end, the Multi-Asset Income Fund had investments in repurchase agreements. The gross value and related collateral received for those investments are presented in the Multi-Asset Income Fund’s Schedule of Investments. The value of the related collateral received exceeded the value of the repurchase agreements as of the period end.

Use of Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Class Net Asset Values and Expenses

All income and expenses not attributable to a particular class, and realized and unrealized gains are allocated to each class proportionately for purposes of determining the net asset value of each class. Certain shareholder servicing and distribution fees are allocated to the particular class to which they are attributable.

The Funds currently offer Class A shares which include a front-end sales charge (load). The maximum front-end sales charge is 2.25% for the Short Term Bond Fund and 5.75% for the remaining Funds. Class A shares may be purchased without a front-end sales charge under certain circumstances. A contingent deferred sales charge of 1.00% is generally imposed on redemptions of Class C shares made within one year of the date of purchase.

Other

In the normal course of business, the Trust enters into contracts that contain a variety of representations which provide general indemnifications. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. However, based on experience, the Trust expects the risk of loss to be remote.

YORKTOWN FUNDS

NOTES TO the FINANCIAL STATEMENTS, Continued

3.	Principal Risks

In the normal course of business the Funds may trade securities, including structured notes, where the risk of potential loss exists due to such things as changes in the market (market risk), the size of the companies it invests in (small company risk), or failure or inability of the other party to a transaction to perform (credit and counterparty risk). Structured notes are hybrid securities that generally combine both debt and equity characteristics into a single note form. The risks of investing in structured notes include unfavorable price movements in the underlying security or index and the credit risk of the issuing financial institution. There may be no guarantee of interest payments or return of principal with structured notes, and structured notes may be less liquid than other investments held by a Fund.

Market Risks—The Funds’ investments in securities expose the Funds to various risks such as, but not limited to, interest rate and equity risks.

Interest rate risk is the risk that fixed income securities, as well as structured notes, will decline in value because of changes in interest rates. Generally, as interest rates rise, the value of certain fixed income securities held by a Fund is likely to decrease. Fixed income securities with longer durations tend to be more sensitive to changes in interest rates, usually making them more volatile than securities with shorter durations.

The market value of equities, such as common stocks and preferred securities, may decline due to general market conditions that are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. They may also decline due to factors that affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. Equity securities and equity related investments generally have greater market price volatility than fixed income securities.

Small Company Risks—Small company securities tend to be less liquid and more difficult to sell than those issued by larger companies. Small company stocks can be more volatile and may underperform the market or become out of favor with investors. Small company securities may be very sensitive to changing economic conditions and market downturns because the issuers may often have narrow markets, fewer product lines, and limited managerial and financial resources.

YORKTOWN FUNDS

NOTES TO the FINANCIAL STATEMENTS, Continued

3.	Principal Risks, continued

Credit and Counterparty Risks—The Funds will be exposed to credit risk due to the entities with whom they trade. A Fund could lose money if the issuer or guarantor of a fixed income security or structured note is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations. Securities are subject to varying degrees of credit risk, which are often reflected in credit ratings.

Similar to credit risk, the Funds may be exposed to counterparty risk, or the risk that an institution or other entity with which a Fund has unsettled or open transactions will default. All transactions in listed securities are settled/paid for upon delivery using approved counterparties. The risk of default is considered minimal, as delivery of securities is only made once a Fund has received payment. Payment is made on a purchase once the securities have been delivered by the counterparty. The trade will fail if either party fails to meet its obligation.

4.	Investment Advisory and Accounting Services Agreements

The Adviser, whose principal stockholder is also a trustee of the Trust, serves as the Funds’ investment adviser and manager. For its services, the Adviser receives a fee, calculated daily and payable monthly, at an annual rate as follows:

Growth Fund	1.00%
Capital Income Fund	0.60%
Multi-Asset Income Fund	0.40%
Short Term Bond Fund	0.70%
Master Allocation Fund	0.30%
Small Cap Fund	0.90%

YORKTOWN FUNDS

NOTES TO the FINANCIAL STATEMENTS, Continued

4.	Investment Advisory and Accounting Services Agreements, continued

In the interest of limiting expenses of the Funds, the Adviser has entered into a contractual expense limitation agreement with the Trust. Pursuant to the expense limitation agreement, the Adviser has agreed to waive or limit its fees and assume other expenses of the Funds (excluding interest, taxes, brokerage commissions and other expenditures capitalized in accordance with generally accepted accounting principles or other extraordinary expenses not incurred in the ordinary course of business) so that the ratio of total annual operating expenses is limited as shown below:

	Class A	Class L	Class C	Institutional Class
Growth Fund	1.75%	2.50%		1.50%
Capital Income Fund (a)	1.44%	2.19%		1.19%
Multi-Asset Income Fund	1.75%	1.90%	1.90%	1.00%
Short Term Bond Fund	0.89%	1.54%(b)		0.89%
Small Cap Fund	1.40%	2.15%		1.15%

(a)	Prior to June 30, 2020, the Capital Income Fund’s ratio of total annual operating expenses was limited to 1.75% for Class A shares, 2.50% for Class L shares and 1.50% for Institutional Class shares.

(b)	Prior to April 1, 2020, the Short Term Bond Fund’s ratio of total annual operating expenses was limited to 1.89% for Class L shares.

The Adviser is entitled to the reimbursement of fees waived or reimbursed subject to the limitations that the reimbursement is made only for fees and expenses incurred not more than three years prior to the date of reimbursement, and the reimbursement may not be made if it would cause the applicable Fund’s annual expense limitations to be exceeded. The reimbursement amount may not include any additional charges or fees, such as interest accruable on the reimbursement account. The expense limitation agreement may be terminated only by the Board of Trustees by providing 60 days’ notice, or if the Adviser ceases to serve as adviser to the Funds. Further, any recoupments will be subject to any lower expense limitations that have been later implemented by the Board of Trustees. During the six months ended July 31, 2020, the Adviser contractually waived fees of $9,134, $9,495 and $72,149 in the Capital Income Fund, Short Term Bond Fund and Small Cap Fund, respectively. As of July 31, 2020, the Adviser may seek repayment of investment advisory fee waivers and expense reimbursements as follows:

	Amount	Recoupable through
Capital Income Fund	$9,134	July 31, 2023

YORKTOWN FUNDS

NOTES TO the FINANCIAL STATEMENTS, Continued

4.	Investment Advisory and Accounting Services Agreements, continued

	Amount	Recoupable through
Short Term Bond Fund	$50,718	January 31, 2021
	34,671	January 31, 2022
	9,495	July 31, 2023

Small Cap Fund	76,662	January 31, 2021
	124,491	January 31, 2022
	125,492	January 31, 2023
	72,149	July 31, 2023

In addition to the expense limitations previously noted, effective June 1, 2020, the Adviser has agreed to voluntarily waive or limit its fees and assume other expenses so that the ratio of total operating expenses for the Growth Fund is limited to 1.25% for Class A shares, 2.25% for Class L shares and 1.25% for Institutional Class shares and the Capital Income Fund is limited to 1.24% for Class A shares, 1.99% for Class L shares and 0.99% for Institutional Class shares. The Adviser is not entitled to the reimbursement of any fees voluntarily waived or expenses reimbursed. During the six months ended July 31, 2020, the Adviser voluntarily waived fees of $24,112 and $14,440 in the Growth Fund and Capital Income Fund, respectively.

The Adviser has retained a sub-adviser to provide portfolio management and related services to the Small Cap Fund. The sub-adviser receives a fee from the Adviser (not the Small Cap Fund) for these services.

Ultimus Fund Solutions, LLC (“Ultimus”) provides certain transfer agency, fund accounting, fund administration, and compliance support services for the aforementioned Funds. For the six months ended July 31, 2020, Ultimus received the following amounts for these services:

Growth Fund	$52,684
Capital Income Fund	48,921
Multi-Asset Income Fund	143,946
Short Term Bond Fund	74,933
Master Allocation Fund	49,034
Small Cap Fund	47,643

5.	Distribution Plan and Fees

The Trust has adopted Rule 12b-1 Plans of Distribution providing for the payment of distribution and service fees to the Funds’ distributor. Class A shares of the Capital Income Fund, Master Allocation Fund and Small Cap Fund pay a fee of 0.25% of

YORKTOWN FUNDS

NOTES TO the FINANCIAL STATEMENTS, Continued

5.	Distribution Plan and Fees, continued

each Class A shares’ average daily net assets for distribution fees. Class A shares of the Multi-Asset Income Fund pay a fee of 0.50% of the Class A shares’ average daily net assets for distribution fees. Class L shares of each of the Funds, except Short Term Bond Fund, pay a fee of 1.00% of each Class L shares’ average daily net assets. Of this amount, 0.75% represents distribution fees and 0.25% represents shareholder servicing fees. Class L shares of the Short Term Bond Fund pay a fee of 0.65% (prior to April 1, 2020 fee was 1.00%) of Class L share’s average daily net assets. Class C shares of Multi-Asset Income Fund pay a fee of 1.00% of Class C share’s average daily net assets. Of this amount, 0.75% represents distribution fees and 0.25% represents shareholder servicing fees.

6.	Investment Activity

For the six months ended July 31, 2020, purchases and sales of investment securities, other than short-term investments were as follows:

	Purchases	Sales	U.S. Government Purchases	U.S. Government Sales
Growth Fund	$37,629,264	$44,436,351	$—	$—
Capital Income Fund	36,119,731	36,444,138	—	—
Multi-Asset Income Fund	222,880,378	277,017,537	20,655,446	299,287
Short Term Bond Fund	97,255,117	133,388,503	1,056,563	—
Master Allocation Fund	33,099	1,100,000	—	—
Small Cap Fund	5,505,544	11,554,164	—	—

7.	Line of Credit

The Growth Fund, Capital Income Fund, Multi-Asset Income Fund, Short Term Bond Fund and the Master Allocation Fund, entered into in a short-term credit agreement (“Line of Credit”) with Huntington National Bank (“Huntington”), expiring on May 28, 2021. Under the terms of the agreement, each of the Funds may borrow up to the lesser of 30% of a Fund’s daily market value or $15 million at an interest rate equal to the London Interbank Offered Rate (“LIBOR”) plus 125 basis points. The purpose of the agreement is to meet temporary or emergency cash needs, including redemption requests that might otherwise require the untimely disposition of securities. Huntington receives an annual facility fee of 0.125% on $25 million as well as an additional annual fee of 0.125% on any unused portion of the credit facility, invoiced quarterly, for providing the Line of Credit. The Funds will not borrow money, except (a) from a bank, provided that immediately after such borrowing there is an asset coverage of 300% for all borrowings of a Fund; or (b) from a bank or other persons for temporary purposes only, provided that such temporary

YORKTOWN FUNDS

NOTES TO the FINANCIAL STATEMENTS, Continued

7.	Line of Credit, continued

borrowings are in an amount not exceeding 15% of a Fund’s total assets at the time when the borrowing is made. To the extent that the line of credit is utilized, it will be collateralized by securities in the Funds’ portfolios.

As of July 31, 2020, the Funds had no outstanding borrowings under this Line of Credit.

Fund	Average Daily Loan Balance(a)	Weighted Average Interest Rate(a)	Number of Days Outstanding(b)	Interest Expense Accrued	Maximum Loan Outstanding
Short Term Bond Fund	$6,648,692	2.54%	17	$8,711	$14,720,527

(a)	Averages based on the number of days outstanding.

(b)	Number of Days Outstanding represents the total days during the six months ended July 31, 2020, that a Fund utilized the Line of Credit.

8.	Federal Income Tax Information

Each of the Funds is a separate taxable entity and intends to continue to qualify for the tax treatment applicable to regulated investment companies under Subchapter M of the Internal Revenue Code of 1986, as amended, and is required to make the requisite distributions to its shareholders which will relieve it from Federal income or excise taxes. Therefore, no provision has been recorded for Federal income or excise taxes. Under current tax law, capital losses realized after October 31 may be deferred and treated as occurring on the first day of the following fiscal year. Required fund distributions are based on income and capital gain amounts determined in accordance with federal income tax regulations, which differ from net investment income and realized gains recognized for financial reporting purposes. Accordingly, the composition of net assets and distributions for tax purposes may differ from amounts reflected in the accompanying financial statements. These differences are primarily due to differing treatment for losses deferred with respect to wash sales, and excise tax regulations. For financial reporting purposes, capital accounts and distributions to shareholders are adjusted to reflect the tax character of permanent book/tax differences.

FASB Accounting Standard Codification “Accounting for Uncertainty in Income Taxes”, Topic 740 requires an evaluation of tax positions taken (or expected to be taken) in the course of preparing a Fund’s tax returns to determine whether these positions meet a “more-likely-than-not” standard that, based on the technical merits, have a more than fifty percent likelihood of being sustained by a taxing authority upon examination. The Funds recognize the tax benefits of uncertain tax positions only

YORKTOWN FUNDS

NOTES TO the FINANCIAL STATEMENTS, Continued

8.	Federal Income Tax Information, continued

where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Funds’ tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken in the Funds’ 2020 tax returns, in addition to the Funds’ previous three open tax years. The Funds identify their major tax jurisdictions as U.S. Federal and Commonwealth of Virginia; however the Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

At July 31, 2020, the gross unrealized appreciation and depreciation on investments owned by the Funds, based on cost for federal income tax purposes, were as follows:

	Growth Fund	Capital Income Fund	Multi-Asset Income Fund
Tax cost of investments	$41,274,244	$21,103,614	$522,571,670
Gross unrealized appreciation	19,959,630	1,850,790	14,466,972
Gross unrealized depreciation	(443,752)	(199,304)	(25,412,111)
Net unrealized appreciation/(depreciation) on investments	$19,515,878	$1,651,486	$(10,945,139)

	Short Term Bond Fund	Master Allocation Fund	Small Cap Fund
Tax cost of investments	$482,322,217	$11,242,785	$20,393,762
Gross unrealized appreciation	8,732,604	4,217,000	5,802,411
Gross unrealized depreciation	(3,236,136)	—	(1,037,515)
Net unrealized appreciation/(depreciation) on investments	$5,496,468	$4,217,000	$4,764,896

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses in security transactions and wash sales.

YORKTOWN FUNDS

NOTES TO the FINANCIAL STATEMENTS, Continued

8.	Federal Income Tax Information, continued

As of January 31, 2020, the Funds’ most recent fiscal year end, the components of accumulated earnings/(deficit) on a tax basis were as follows:

	Growth Fund	Capital Income Fund	Multi-Asset Income Fund
Undistributed ordinary income	$—	$—	$2,360,507
Undistributed long-term capital gains	1,628,900	—	—
Accumulated earnings	1,628,900	—	2,360,507
Accumulated capital and other losses	(83,977)	(686,717)	(142,665,681)
Unrealized appreciation/(depreciation) on investments	19,569,541	3,184,946	18,830,936
Total accumulated earnings/(deficit)	$21,114,464	$2,498,229	$(121,474,238)

	Short Term Bond Fund	Master Allocation Fund	Small Cap Fund
Undistributed ordinary income	$1,202,693	$55,000	$24,497
Undistributed long-term capital gains	—	697,641	—
Accumulated earnings	1,202,693	752,641	24,497
Accumulated capital and other losses	(5,070,948)	—	(1,982,208)
Unrealized appreciation/(depreciation) on investments	7,548,711	4,125,582	5,407,707
Total accumulated earnings/(deficit)	$3,680,456	$4,878,223	$3,454,996

The tax character of distributions paid for the fiscal year ended January 31, 2020, the Funds’ most recent fiscal year end, were as follows:

	Growth Fund	Capital Income Fund
Distributions paid from:
Ordinary income	$—	$319,618
Long-term capital gains	4,721,413	41,637
Total distributions paid	$4,721,413	$361,255

	Multi-Asset Income Fund	Short Term Bond Fund
Distributions paid from:
Ordinary income	$29,851,921	$10,610,429
Long-term capital gains	—	—
Total distributions paid	$29,851,921	$10,610,429

YORKTOWN FUNDS

NOTES TO the FINANCIAL STATEMENTS, Continued

8.	Federal Income Tax Information, continued

	Master Allocation Fund	Small Cap Fund
Distributions paid from:
Ordinary income	$464,360	$—
Long-term capital gains	3,651,814	421,940
Total distributions paid	$4,116,174	$421,940

At January 31, 2020, the Funds had accumulated capital loss carryforwards as follows:

	Not Subject to Expiration
	Short-Term	Long-Term	Total
Growth Fund	$—	$—	$—
Capital Income Fund	637,449	49,268	686,717
Multi-Asset Income Fund	67,302,908	75,362,773	142,665,681
Short Term Bond Fund	2,451,395	2,619,553	5,070,948
Master Allocation Fund	—	—	—
Small Cap Fund	1,545,040	437,168	1,982,208

To the extent that a Fund may realize future net capital gains, those gains will be offset by any of its unused capital loss carryforward. Future capital loss carryforward utilization in any given year may be subject to Internal Revenue Code limitations.

Post-October capital losses incurred after October 31 and within the taxable year are deemed to arise on the first business day of the Fund’s next taxable year. As of January 31, 2020, the Funds had Post-October capital losses of:

Growth Fund	$83,977
Capital Income Fund	—
Multi-Asset Income Fund	—
Short Term Bond Fund	—
Master Allocation Fund	—
Small Cap Fund	—

YORKTOWN FUNDS

NOTES TO the FINANCIAL STATEMENTS, Continued

9.	Transactions with Affiliates

The Multi-Asset Income Fund and Master Allocation Fund invest in other mutual funds which are managed by the Adviser. Transactions with affiliates during the six months ended July 31, 2020 were as follows:

Multi-Asset Income Fund

Affiliated Fund Name	Balance of Shares Held on January 31, 2020	Purchases/ Additions	Sales/ Reductions	Balance of Shares Held on July 31, 2020
Small Cap Fund	790,081	—	790,081	—

Affiliated Fund Name	Value July 31, 2020	Dividend Income	Realized Gain (Loss) on Security Transactions
Small Cap Fund	$—	$—	$643,804

Master Allocation Fund

Affiliated Fund Name	Balance of Shares Held on January 31, 2020	Purchases/ Additions	Sales/ Reductions	Balance of Shares Held on July 31, 2020
Growth Fund	361,642	—	(15,198)	346,444
Capital Income Fund	188,951	1,150	(6,889)	183,212
Small Cap Fund	345,428	—	(55,929)	289,499
Total	896,021	1,150	(78,016)	819,155

Affiliated Fund Name	Value July 31, 2020	Dividend Income	Realized Gain (Loss) on Security Transactions
Growth Fund	$6,173,635	$—	$(1,520)
Capital Income Fund	5,690,571	33,099	(22,619)
Small Cap Fund	3,595,579	—	43,353
Total	$15,459,785	$33,099	$19,214

YORKTOWN FUNDS

NOTES TO the FINANCIAL STATEMENTS, Continued

10.	Coronavirus (COVID-19) Pandemic

The COVID-19 pandemic has caused financial markets to experience periods of increased volatility due to uncertainty that exists around its long-term effects. COVID-19 has resulted in varying levels of travel restrictions, quarantines, disruptions to supply chains and customer activity, leading to general concern and economic uncertainty. The full impact and duration of the pandemic cannot necessarily be foreseen. Management continues to monitor developments and navigate accordingly, further evaluating the anticipated impact to financial markets.

11.	Liquidity Risk Management Program

The Funds have adopted and implemented a written liquidity risk management program (the “Liquidity Program”) as required by Rule 22e-4 (the “Liquidity Rule”) under the 1940 Act. The Liquidity Program is reasonably designed to assess and manage the Funds’ liquidity risk, taking into consideration, among other factors, each Fund’s investment strategy and the liquidity of its portfolio investments during normal and reasonably foreseeable stressed conditions; its short and long-term cash flow projections; and its cash holdings and access to other funding sources. The Board of Trustees approved the appointment of a Liquidity Administrator Committee, comprising certain Trust officers and employees of the Adviser and Ultimus, who are responsible for the Liquidity Program’s administration in conjunction with the Trust’s Liquidity Risk Committee. The Liquidity Administrator Committee maintains Liquidity Program oversight and reports to the Board of Trustees on at least an annual basis regarding the Liquidity Program’s operational effectiveness through a written report (the “Report”). The Report outlined the operation of the Liquidity Program and the adequacy and effectiveness of the Liquidity Program’s implementation and was presented to the Board of Trustees for consideration at its meeting held on March 25, 2020. During the review period, the Funds did not experience unusual stress or disruption to its operations related to purchase and redemption activity. Also, during the review period the Funds held adequate levels of cash and highly liquid investments to meet shareholder redemption activities in accordance with applicable requirements. The Report concluded that (i) the Liquidity Program was reasonably designed and (ii) the Liquidity Program has been effectively implemented.

12. Subsequent Event

Management of the Funds has evaluated the need for disclosures and/or adjustments resulting from subsequent events through the date at which these financial statements were issued. Based upon this evaluation, management has determined there were no items requiring adjustment of the financial statements or additional disclosure.

Expense Examples (Unaudited)

Yorktown Funds

As a shareholder in a Yorktown Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. Each example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period February 1, 2020 to July 31, 2020.

Actual Expenses

The first line for each class in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each class in the table below provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in a Fund and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value, July 31, 2020	Expenses Paid During the Period (a)	Annualized Expense Ratio
Growth Fund
Institutional Class
Actual	$ 1,000.00	$ 1,081.30	$ 7.35	1.42%
Hypothetical (5% return before expenses)	1,000.00	1,017.80	7.12	1.42%
Class A
Actual	1,000.00	1,081.00	7.35	1.42%
Hypothetical (5% return before expenses)	1,000.00	1,017.80	7.12	1.42%
Class L
Actual	1,000.00	1,075.80	12.49	2.42%
Hypothetical (5% return before expenses)	1,000.00	1,012.83	12.11	2.42%

Capital Income Fund
Institutional Class
Actual	1,000.00	947.60	6.54	1.35%
Hypothetical (5% return before expenses)	1,000.00	1,018.15	6.77	1.35%
Class A
Actual	1,000.00	946.40	7.74	1.60%
Hypothetical (5% return before expenses)	1,000.00	1,016.91	8.02	1.60%
Class L
Actual	1,000.00	942.50	11.35	2.35%
Hypothetical (5% return before expenses)	1,000.00	1,013.18	11.76	2.35%

Multi-Asset Income Fund
Institutional Class
Actual	1,000.00	918.50	3.01	0.63%
Hypothetical (5% return before expenses)	1,000.00	1,021.73	3.17	0.63%
Class A
Actual	1,000.00	916.40	5.38	1.13%
Hypothetical (5% return before expenses)	1,000.00	1,019.24	5.67	1.13%
Class L
Actual	1,000.00	913.80	7.76	1.63%
Hypothetical (5% return before expenses)	1,000.00	1,016.76	8.17	1.63%
Class C
Actual	1,000.00	913.20	7.75	1.63%
Hypothetical (5% return before expenses)	1,000.00	1,016.76	8.17	1.63%

Short Term Bond Fund
Institutional Class
Actual	1,000.00	1,000.10	4.48	0.90%
Hypothetical (5% return before expenses)	1,000.00	1,020.39	4.52	0.90%
Class A
Actual	1,000.00	1,002.60	4.48	0.90%
Hypothetical (5% return before expenses)	1,000.00	1,020.39	4.52	0.90%
Class L
Actual	1,000.00	995.40	8.29	1.67%
Hypothetical (5% return before expenses)	1,000.00	1,016.56	8.37	1.67%

	Beginning Account Value	Ending Account Value, July 31, 2020	Expenses Paid During the Period (a)	Annualized Expense Ratio
Master Allocation Fund
Institutional Class
Actual	$ 1,000.00	$ 1,007.60	$ 8.09	1.62%
Hypothetical (5% return before expenses)	1,000.00	1,016.81	8.12	1.62%
Class A
Actual	1,000.00	1,005.80	9.33	1.87%
Hypothetical (5% return before expenses)	1,000.00	1,015.56	9.37	1.87%
Class L
Actual	1,000.00	1,002.40	13.04	2.62%
Hypothetical (5% return before expenses)	1,000.00	1,011.83	13.11	2.62%

Small Cap Fund
Institutional Class
Actual	1,000.00	1,015.50	5.76	1.15%
Hypothetical (5% return before expenses)	1,000.00	1,019.14	5.77	1.15%
Class A
Actual	1,000.00	1,014.00	7.01	1.40%
Hypothetical (5% return before expenses)	1,000.00	1,017.90	7.02	1.40%
Class L
Actual	1,000.00	1,010.20	10.75	2.15%
Hypothetical (5% return before expenses)	1,000.00	1,014.17	10.77	2.15%

(a)

The dollar amounts shown as “Expenses Paid” are equal to the Funds’ annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (182) and divided by 366 (to reflect the one-half year period).

Other Information (Unaudited)

Proxy Voting Policies and Procedures

Both (i) a description of the policies and procedures that the Trust uses to determine how to vote proxies relating to the Funds’ portfolio securities and (ii) information regarding how the Trust voted proxies relating to the Funds’ portfolio securities during the most recent twelve month period ended June 30th are available without charge, upon request, by calling the Trust at (800) 544-6060, or on the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

Quarterly Portfolio Schedules

The Trust files each Fund’s complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Trust’s Form N-PORT reports are available on the SEC’s website at http://www.sec.gov.

Board Approval of Investment Advisory Agreement (Unaudited)

Yorktown Management & Research Company, Inc. (“Yorktown”)

The renewal of the investment advisory agreement (the “IA Agreement”) between the Trust and Yorktown on behalf of the Yorktown Master Allocation Fund, Yorktown Growth Fund, Yorktown Capital Income Fund, Yorktown Multi-Asset Income Fund, Yorktown Short Term Bond Fund and Yorktown Small Cap Fund (each a “Fund” and together the “Funds”), was approved by the Board of Trustees (“the Board”), including a majority of the Trustees who are not interested persons of the Trust or any person who is a party to the Agreement, at an in-person meeting held on March 25, 2020. The Trust’s Board considered the factors generally described below prior to approving the Agreement.

Fund legal counsel first reviewed the Trustees duties and responsibilities in approving and/or renewing advisory agreements. Counsel drew the Board’s attention to a letter sent by his firm on behalf of the Trustees to the Adviser seeking certain information as required under Section 15(c) of the Investment Company Act, and generally reviewed the Adviser’s response to the letter, copies of which were included in the Board’s book of materials.

Counsel then guided the Board through each of the five considerations a board must review in renewing an investment advisory agreement: (1) the nature, extent, and quality of the services to be provided by the investment adviser; (2) the investment performance of the fund and the investment adviser; (3) the costs of the services to be provided and profits to be realized by the investment adviser and its affiliates from the relationship with the fund; (4) the extent to which economies of scale would be realized as the fund grows; and (5) whether fee levels reflect these economies of scale for the benefit of fund investors.

In addition to the five factors discussed above, and to further assist the Board in making its determination as to whether the IA Agreement should be renewed, the Board had requested and received the following information: The information request letter from legal counsel and the Adviser’s responses to the letter; the Adviser’s latest Form ADV, and the Adviser’s financial statements, which were discussed by the Adviser. In addition, the Board received a description of the compensation received by the Adviser from the Funds both in the aggregate and in relation to fees charged by other advisers to similar funds, profitability information and information relating to the Adviser’s policies and procedures regarding best execution, trade allocation, and soft dollar arrangements. Further, the Board received a variety of materials providing comparative data relating to the Funds and the services provided to the Funds by the Adviser. The materials prepared by the Adviser were provided to the Trustees in advance of the meeting.

The Board then discussed the nature, extent and quality of the Adviser’s services to the Funds. In particular, the Board noted with approval the Adviser’s commitment to maintaining certain targeted expense ratios for the Funds, its efforts in providing comprehensive and consistent investment management to the Funds, and its efforts to maintain ongoing regulatory compliance for the Funds. The Board noted that it reviewed, on a quarterly basis, performance and management reports relating to the Funds, and those prior reviews were incorporated into the Board’s current considerations. The Board further noted that the Adviser also had assumed the obligation to provide certain operational services to the Funds. The Board discussed the operations of the Funds and agreed, with the Independent Trustees separately concurring, that the Funds had received adequate and appropriate investment management, compliance and operational services. The Board then discussed and noted with approval the personnel enhancements made by the Adviser during the year.

The Board also reviewed information relating to the average overall expense ratios of competing funds versus the overall expense ratios of the Funds. After full review of the materials presented, the related discussions, and careful consideration, the Independent Trustees agreed that the fees charged by the Adviser under the IA Agreement appeared to be fair and reasonable at the present time in light of the services provided to the Funds and that breakpoints were not needed given the current asset levels of the Funds.

The Board next considered the investment performance of each Fund and the Adviser’s performance. The Board generally approved of each Fund’s performance. Further, the Board noted with approval that the Adviser did not succumb to “style drift” in its management of each Fund’s assets, and that each Fund was committed to maintaining its investment mandate, even if that meant underperformance during periods when that style was out of favor. The Board noted with approval the Adviser’s ongoing efforts to maintain such consistent investment discipline. The Board also noted with approval that because the Adviser’s business was currently devoted exclusively to serving the Funds, the Adviser did not appear to realize any extraordinary ancillary benefits or profits deriving from its relationship with the Funds.

The Board also reviewed information relating to the average overall expense ratios of competing funds versus the overall expense ratios of the Funds. The Board noted with approval that the overall expense ratios of the Funds appeared to be in line with the average of peers.

The Independent Trustees then met separately with Fund counsel and the Chief Compliance Officer to discuss the IA Agreements. At the end of their discussion, the Independent Trustees recalled the Interested Trustees and announced that they were prepared to vote on the Agreement.

After careful discussion and consideration, the Board, including the separate concurrence of the independent Trustees, unanimously cast an affirmative vote, and determined that the renewal of the IA Agreement would be in the best interests of each Fund’s shareholders. In approving the IA Agreement, the Board did not place specific emphasis on any one factor discussed above, but considered all factors in equal light. Further, the Board had available and availed itself of the assistance of legal counsel at all times during its consideration of the IA Agreement renewal.

Board Renewal of Investment Sub-Advisory Agreement (Unaudited)

Sapphire Star Capital, LLC

The Sub-Investment Advisory Agreement (the “Sub-IA Agreement”) between Yorktown Management & Research Company, Inc. (“Yorktown”) and Sapphire Star Capital, LLC (“Sapphire”), on behalf of the Yorktown Small Cap Fund (the “Small Cap Fund”), was renewed by the Board of Trustees (“the Board”), including a majority of the Trustees who are not interested persons of the Trust or any person who is a party to the Sub-IA Agreement, at an in-person meeting held on March 25, 2020. The discussion below generally describes the factors considered by the Board prior to renewing the Sub-IA Agreement.

To assist the Board in making its determination as to whether the Sub-IA Agreement should be renewed for the Small Cap Fund, the Board requested and received the following information: a description of Sapphire’s business and personnel, a description of the compensation received by Sapphire from Yorktown as a percentage of the overall management fee charged to the Small Cap Fund; a description of the fees charged by Sapphire for services provided to its other clients, information relating to Sapphire’s compliance and operational policies and procedures, and a description of any material legal proceedings or securities enforcement proceedings regarding Sapphire or its personnel (there were none of either). In addition, the Board requested and received financial information from Sapphire to gain an understanding of the firm’s viability.

The Board then discussed the nature, extent and quality of Sapphire’s services to the Small Cap Fund. The Board noted that the Small Cap Fund’s investment adviser, Yorktown, was generally pleased with Sapphire’s performance on behalf of the Small Cap Fund and was recommending that the Board renew the Sub-IA Agreement.

The Board then discussed the Small Cap Fund’s current fee structure and whether such structure would allow the Small Cap Fund to realize economies of scale as it grew. The Board noted that the IA Agreement’s fee structure did not currently contain a breakpoint scale wherein relative IA fees would decrease as assets grew, but the proposed sub-advisory agreement did contain such breakpoints. The Board noted that as asset grew, the IA Agreement might need to be revisited. The Board then discussed at length the services provided to the Small Cap Fund by Yorktown and Sapphire, and the percentage amount of the overall management fee to be paid to Sapphire. The Board also reviewed the fees in light of the fees charged to other similar funds. After full review of the materials presented, the related discussions, and careful consideration, the Board, with the independent trustees separately concurring, agreed that the investment management fees charged to the Small Cap Fund appeared to be fair and reasonable at the present time in light of the services to be provided to the Small Cap Fund, that the proportion of the fee paid to Sapphire appeared to be reasonable, and that the portion of the fee to be retained by Yorktown appeared to be reasonable.

The Board next considered the matter of investment performance. The Board noted that it reviewed, on a quarterly basis, performance and management reports relating to the Small Cap Fund, and those prior reviews were incorporated into the Board’s current considerations. The Board further noted that the investment performance of the Small Cap Fund had been competitive with the market. The Board also noted with approval that Sapphire’s business included serving a number of different clients, so Sapphire did not appear to realize any extraordinary ancillary benefits or profits deriving from its relationship with the Small Cap Fund.

The Independent Trustees then met separately with Fund counsel and the Chief Compliance Officer to discuss the proposed Sub-Advisory Agreement.

After full discussion and consideration, there being no further questions or comments from the Board, and upon motion made, seconded and unanimously approved, with the Independent Trustees unanimously separately approving, the Board renewed the Sub-IA Agreement for an additional one-year period.

Privacy Notice

FACTS	WHAT DOES AMERICAN PENSION INVESTORS TRUST (“YORKTOWN FUNDS”) DO WITH YOUR PERSONAL INFORMATION?

WHY?

Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some, but not all information sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this Notice carefully to understand what we do.

WHAT?

The types of information we collect and share depend on the product or service you have with us. This information can include your:

● Social Security Number

● Assets

● Retirement Assets

● Transaction History

● Checking Account History

● Purchase History

● Account Balances

● Account Transactions

● Wire Transfer Instructions

When you are no longer our customer, we continue to share your information as described in this Notice.

HOW?

All financial companies need to share your personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Yorktown Funds chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information.	Does Yorktown Funds share?	Can you limit this sharing?
For our everyday business purposes — Such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus.	Yes	No
For our marketing purposes — to offer our products and services to you.	Yes	No
For joint marketing with other financial companies	No	We don’t share
For our affiliates’ everyday business purposes — information about your transactions and experiences.	Yes	No
For our affiliates’ everyday business purposes — information about your creditworthiness	No	We don’t share
For non-affiliates to market to you	No	We don’t share

Questions?	Call 888-933-8274

Who we are
Who is providing this Notice?	Yorktown Funds Yorktown Management & Research Company, Inc.
What we do
How does Yorktown Funds protect your personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse or your nonpublic personal information.

How does Yorktown Funds collect your personal information?

We collect your personal information, for example, when you

● Open an account

● Provide account information

● Give us your contact information

● Make deposits or withdrawals from your account

● Make a wire transfer

● Tell us where to send the money

● Tell us who receives the money

● Show your government-issued ID

● Show your driver’s license

We also collect your personal information from other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only:

● Sharing for affiliates’ everyday business purposes-information about your creditworthiness.

● Affiliates from using your information to market to you.

● Sharing for non-affiliates to market to you.

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and non-financial companies. ● Yorktown Management & Research, Inc., is an affiliate of Yorktown Funds.
Non-affiliates	Companies not related by common ownership or control. They can be financial and non-financial companies. ● Yorktown Funds does not share with non-affiliates so they can market to you.
Joint marketing	A formal agreement between non-affiliated financial companies that together market financial products to you. ● Yorktown Funds does not jointly market.

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SHAREHOLDER SERVICES

Yorktown Funds

c/o Ultimus Fund Solutions, LLC

P.O. Box 46707

Cincinnati, Ohio 45246-0707

(888) 933-8274

For Overnight Deliveries:

Yorktown Funds

c/o Ultimus Fund Solutions, LLC

225 Pictoria Drive, Suite 450

Cincinnati, Ohio 45246

EXECUTIVE OFFICES

Yorktown Funds

2303 Yorktown Avenue

Lynchburg, Virginia 24501

(800) 544-6060

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Tait, Weller & Baker LLP

Two Liberty Place 50 South 16th Street, Suite 2900

Philadelphia, Pennsylvania 19102

This report is submitted for the general
information of the shareholders of the Trust.
The report is not authorized for distribution to
prospective investors in the Trust unless preceded
or accompanied by an effective Prospectus.

www.yorktownfunds.com

Item 2.	Code of Ethics.

Not applicable to semi-annual reports.

Item 3.	Audit Committee Financial Expert.

Not applicable to semi-annual reports.

Item 4.	Principal Accountant Fees and Services.

Not applicable to semi-annual reports.

Item 5.	Audit Committee of Listed Registrants.

Not applicable to the Registrant.

Item 6.	Schedule of Investments.

Not applicable. This schedule is included as part of the Report to Shareholders filed under Item 1 of this Form N-CSR.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies

Not applicable to the Registrant.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to Registrant.

Item 10.	Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees.

Item 11.	Controls and Procedures.

(a)	Based on their evaluation of Registrant’s disclosure controls and procedures, as of a date within 90 days of the filing date, Registrant’s President and Chief Financial Officer have concluded that Registrant’s disclosure controls and procedures are: (i) reasonably designed to ensure that information required to be disclosed in this report is appropriately communicated to Registrant’s officers to allow timely decisions regarding disclosures required in this report; (ii) reasonably designed to ensure that information required to be disclosed in this report is recorded, processed, summarized and reported in a timely manner; and (iii) are effective in achieving the goals described in (i) and (ii) above and have been reasonably designed and are functioning as intended to ensure that all relevant and required information is recorded, processed, summarized and reported in this report on Form N-CSR.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to Registrant.

Item 13.	Exhibits

(a)(1)	The registrant’s code of ethics pursuant to Item 2 of Form N-CSR is filed with the registrant’s annual Form N-CSR.

(a)(2)	The certification required by Rule 30a-2(a) of the Investment Company Act of 1940, as amended, and Section 302 of the Sarbanes-Oxley Act of 2002 is filed and attached hereto as Exhibit 99.CERT.

(a)(3)	Not applicable to Registrant.

(b)	The certifications required by Rule 30a-2(b) of the Investment Company Act of 1940, as amended, and Section 906 of the Sarbanes-Oxley Act of 2002 are filed and attached hereto as Exhibit 99.906CERT. The certifications provided pursuant to Section 906 of the Sarbanes-Oxley Act are not deemed “filed” for purposes of Section 18 of the Securities Exchange Act of 1934 (“Exchange Act”), or otherwise subject to the liability of that section. Such certifications will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant specifically incorporates them by reference.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AMERICAN PENSION INVESTORS TRUST

Date: October 5, 2020

/s/ David D. Basten
David D. Basten
President

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Date: October 5, 2020

/s/ David D. Basten
David D. Basten
President

Date: October 5, 2020

/s/ Charles D. Foster
Charles D. Foster
Chief Financial Officer